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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05199

Columbia Funds Variable Insurance Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Variable Portfolio – Asset Allocation Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 61.4%
Dividend Income 6.2%
Columbia Dividend Income Fund, Class I Shares (a)	184,270	$3,014,654
Columbia Dividend Opportunity Fund, Class I Shares (a)	312,414	3,011,669
Total		6,026,323
International 8.0%
Columbia Emerging Markets Fund, Class I Shares (a)	464,885	4,885,947
Columbia Greater China Fund, Class I Shares (a)	18,675	930,187
Columbia Overseas Value Fund, Class I Shares (a)	259,375	1,999,779
Total		7,815,913
U.S. Large Cap 31.8%
Columbia Contrarian Core Fund, Class I Shares (a)	527,336	9,497,322
Columbia Large Cap Growth Fund, Class I Shares (a)	166,154	4,958,031
Columbia Large Core Quantitative Fund, Class I Shares (a)	1,338,166	9,500,976
Columbia Large Growth Quantitative Fund, Class I Shares (a)	474,334	3,989,150
Columbia Large Value Quantitative Fund, Class I Shares (a)	251,144	2,001,618
Columbia Select Large-Cap Value Fund, Class I Shares (a)	54,048	999,895
Total		30,946,992
U.S. Mid Cap 9.2%
Columbia Mid Cap Growth Fund, Class I Shares (a)(b)	154,258	4,501,237
Columbia Mid Cap Value Fund, Class I Shares (a)	271,824	4,515,006
Total		9,016,243
U.S. Small Cap 6.2%
Columbia Small Cap Growth Fund I, Class I Shares (a)(b)	97,481	3,013,131
Columbia Small Cap Value Fund I, Class I Shares (a)	20,623	997,108
Columbia Small Cap Value Fund II, Class I Shares (a)	118,927	2,012,252
Total		6,022,491
Total Equity Funds (Cost: $52,059,532)		$59,827,962

Fixed-Income Funds 30.6%
Convertible 3.1%
Columbia Convertible Securities Fund, Class I Shares (a)	185,262	2,984,578

		Shares	Value

Fixed-Income Funds (continued)
Emerging Markets 2.0%
Columbia Emerging Markets Bond Fund, Class I Shares (a)		155,299	$1,939,683
International 2.0%
Columbia International Bond Fund, Class I Shares (a)		167,774	1,902,558
Investment Grade 23.5%
Columbia Corporate Income Fund, Class I Shares (a)		836,088	8,778,925
Columbia Income Opportunities Fund, Class I Shares (a)		436,711	4,415,147
Columbia Limited Duration Credit Fund, Class I Shares (a)		288,879	2,926,346
Columbia U.S. Government Mortgage Fund, Class I Shares (a)		1,218,056	6,833,292
Total			22,953,710
Total Fixed-Income Funds (Cost: $28,379,989)			$29,780,529

Alternative Investment Funds 5.0%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)		188,788	1,955,842
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)		289,673	2,937,287
Total Alternative Investment Funds (Cost: $4,789,947)			$4,893,129

Issuer	Coupon Rate	Principal Amount ($)	Value

Inflation-Indexed Bonds 2.6%
U.S. Treasury Inflation-Indexed Bond
04/15/29	3.875%	273,076	$443,642
01/15/25	2.375%	372,503	499,910
02/15/40	2.125%	106,512	150,041
07/15/13	1.875%	188,017	191,719
01/15/14	2.000%	199,347	205,982
01/15/15	1.625%	253,189	270,061
01/15/16	2.000%	202,982	226,214
07/15/17	2.625%	166,616	200,433
01/15/19	2.125%	214,452	261,565
01/15/21	1.125%	84,192	99,320
Total Inflation-Indexed Bonds (Cost: $2,234,945)			$2,548,887

		Shares	Value

Money Market Funds 0.7%
Columbia Short-Term Cash Fund, 0.132%(a)(c)		675,525	$675,525
Total Money Market Funds (Cost: $675,525)			$675,525
Total Investments (Cost: $88,139,938) (d)			$97,726,032(e)
Other Assets and Liabilities			(263,376)
Net Assets			$97,462,656

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows: [Insert S26]

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - affiliated issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	1,899,575	12,790	(6,593)	6	1,905,778	—	—	1,955,842
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	2,889,986	9,883	(15,805)	105	2,884,169	—	—	2,937,287
Columbia Contrarian Core Fund, Class I Shares	8,612,574	—	(732,538)	54,641	7,934,677	—	—	9,497,322
Columbia Convertible Securities Fund, Class I Shares	2,899,260	16,119	(154,763)	2,179	2,762,795	—	16,118	2,984,578
Columbia Corporate Income Fund, Class I Shares	8,097,063	120,728	(23,057)	(181)	8,194,553	—	72,154	8,778,925
Columbia Dividend Income Fund, Class I Shares	2,587,858	16,920	(187,397)	20,292	2,437,673	—	16,920	3,014,654
Columbia Dividend Opportunity Fund, Class I Shares	2,775,750	7,397	(195,685)	15,918	2,603,380	—	7,397	3,011,669
Columbia Emerging Markets Bond Fund, Class I Shares	1,729,503	31,586	(1,244)	(17)	1,759,828	—	26,181	1,939,683
Columbia Emerging Markets Fund, Class I Shares	4,766,950	14,457	(75,807)	(3,244)	4,702,356	—	—	4,885,947
Columbia Greater China Fund, Class I Shares	1,125,410	2,589	(28,235)	(5,839)	1,093,925	—	—	930,187
Columbia Income Opportunities Fund, Class I Shares	4,200,577	72,150	(28,985)	(4)	4,243,738	—	61,248	4,415,147
Columbia International Bond Fund, Class I Shares	1,839,558	28,738	(63)	(2)	1,868,231	—	9,474	1,902,558
Columbia Large Cap Growth Fund, Class I Shares	4,247,644	—	(284,343)	17,769	3,981,070	—	—	4,958,031
Columbia Large Core Quantitative Fund, Class I Shares	8,687,656	—	(565,190)	23,262	8,145,728	—	—	9,500,976
Columbia Large Growth Quantitative Fund, Class I Shares	4,171,390	—	(187,250)	(10,191)	3,973,949	—	—	3,989,150
Columbia Large Value Quantitative Fund, Class I Shares	1,902,479	—	(157,430)	4,493	1,749,542	—	—	2,001,618
Columbia Limited Duration Credit Fund, Class I Shares	2,873,155	24,662	(8,883)	(3)	2,888,931	—	13,869	2,926,346
Columbia Mid Cap Growth Fund, Class I Shares	4,044,250	—	(268,750)	(291)	3,775,209	—	—	4,501,237
Columbia Mid Cap Value Fund, Class I Shares	3,743,670	9,992	(392,434)	47,808	3,409,036	—	9,992	4,515,006
Columbia Overseas Value Fund, Class I Shares	2,041,708	—	(74,709)	(363)	1,966,636	—	—	1,999,779
Columbia Select Large-Cap Value Fund, Class I Shares	958,097	—	(103,834)	8,894	863,157	—	—	999,895
Columbia Short-Term Cash Fund	688,066	19,938	(32,479)	—	675,525	—	214	675,525
Columbia Small Cap Growth Fund I, Class I Shares	3,130,264	—	(260,527)	(8,274)	2,861,463	—	—	3,013,131
Columbia Small Cap Value Fund I, Class I Shares	948,603	—	(81,927)	7,196	873,872	—	—	997,108
Columbia Small Cap Value Fund II, Class I Shares	1,886,193	—	(215,431)	17,097	1,687,859	—	—	2,012,252
Columbia U.S. Government Mortgage Fund, Class I Shares	6,622,100	58,588	(18,218)	(557)	6,661,913	—	33,432	6,833,292
Total	89,369,339	446,537	(4,101,577)	190,694	85,904,993	—	266,999	95,177,145

(b)	Non-income producing.

(c)	The rate shown is the seven-day current annualized yield at March 31, 2013.

(d)

At March 31, 2013, the cost of securities for federal income tax purposes was approximately $88,140,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$9,750,000
Unrealized Depreciation	(164,000)
Net Unrealized Appreciation	$9,586,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Portfolio categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Portfolio’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Portfolio has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Portfolio’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Portfolio uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Portfolio’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Portfolio’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	59,827,962	—	—	59,827,962
Fixed-Income Funds	29,780,529	—	—	29,780,529
Alternative Investment Funds	4,893,129	—	—	4,893,129
Money Market Funds	675,525	—	—	675,525
Total Mutual Funds	95,177,145	—	—	95,177,145
Bonds
Inflation-Indexed Bonds	—	2,548,887	—	2,548,887
Total Bonds	—	2,548,887	—	2,548,887
Total	95,177,145	2,548,887	—	97,726,032

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Portfolio’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Contrarian Core Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.7%
CONSUMER DISCRETIONARY 11.5%
Auto Components 0.6%
Delphi Automotive PLC	101,798	$4,519,831
Automobiles 1.0%
General Motors Co. (a)	266,950	7,426,549
Hotels, Restaurants & Leisure 2.4%
McDonald’s Corp.	102,102	10,178,548
Wynn Resorts Ltd.	67,263	8,418,637
Total		18,597,185
Media 4.7%
Comcast Corp., Class A	109,184	4,586,820
DIRECTV (a)	169,005	9,567,373
Discovery Communications, Inc., Class A (a)	109,458	8,618,723
Viacom, Inc., Class B	221,234	13,621,377
Total		36,394,293
Specialty Retail 1.9%
Lowe’s Companies, Inc.	221,365	8,394,161
Tiffany & Co.	84,770	5,894,906
Total		14,289,067
Textiles, Apparel & Luxury Goods 0.9%
Nike, Inc., Class B	116,980	6,902,990
TOTAL CONSUMER DISCRETIONARY		88,129,915
CONSUMER STAPLES 10.5%
Beverages 3.1%
Diageo PLC, ADR	66,777	8,403,218
PepsiCo, Inc.	196,113	15,514,499
Total		23,917,717
Food & Staples Retailing 2.4%
CVS Caremark Corp.	200,402	11,020,106
Walgreen Co.	152,270	7,260,234
Total		18,280,340
Food Products 0.6%
Mondelez International, Inc., Class A	154,263	4,721,990
Household Products 2.2%
Procter & Gamble Co. (The)	213,992	16,490,224

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco 2.2%
Philip Morris International, Inc.	185,576	$17,204,751
TOTAL CONSUMER STAPLES		80,615,022
ENERGY 10.4%
Energy Equipment & Services 2.1%
Halliburton Co.	311,054	12,569,692
Tidewater, Inc.	65,405	3,302,953
Total		15,872,645
Oil, Gas & Consumable Fuels 8.3%
Anadarko Petroleum Corp.	69,635	6,089,581
Apache Corp.	98,743	7,619,010
Chevron Corp.	157,372	18,698,941
ConocoPhillips	134,685	8,094,568
Exxon Mobil Corp.	179,764	16,198,534
Noble Energy, Inc.	59,867	6,924,217
Total		63,624,851
TOTAL ENERGY		79,497,496
FINANCIALS 17.8%
Capital Markets 5.3%
BlackRock, Inc.	50,854	13,063,376
Goldman Sachs Group, Inc. (The)	40,253	5,923,229
Invesco Ltd.	289,969	8,397,502
Morgan Stanley	204,541	4,495,811
State Street Corp.	148,319	8,764,170
Total		40,644,088
Commercial Banks 1.6%
Wells Fargo & Co.	334,878	12,387,137
Diversified Financial Services 6.5%
Bank of America Corp.	1,031,180	12,559,772
Citigroup, Inc.	403,497	17,850,707
JPMorgan Chase & Co.	399,173	18,944,751
Total		49,355,230
Insurance 4.4%
Aon PLC	228,906	14,077,719
Berkshire Hathaway, Inc., Class B (a)	187,151	19,501,134
Total		33,578,853
TOTAL FINANCIALS		135,965,308

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 14.0%
Biotechnology 1.5%
Celgene Corp. (a)	68,877	$7,983,533
Vertex Pharmaceuticals, Inc. (a)	62,580	3,440,648
Total		11,424,181
Health Care Equipment & Supplies 3.5%
Abbott Laboratories	268,106	9,469,504
Baxter International, Inc.	117,680	8,548,275
Covidien PLC	131,035	8,889,415
Total		26,907,194
Health Care Providers & Services 3.3%
Cardinal Health, Inc.	180,081	7,494,971
CIGNA Corp.	147,165	9,178,681
Express Scripts Holding Co. (a)	153,781	8,865,475
Total		25,539,127
Pharmaceuticals 5.7%
Johnson & Johnson	300,008	24,459,652
Pfizer, Inc.	523,039	15,094,906
Salix Pharmaceuticals Ltd. (a)	75,700	3,874,326
Total		43,428,884
TOTAL HEALTH CARE		107,299,386
INDUSTRIALS 10.7%
Aerospace & Defense 2.6%
Honeywell International, Inc.	153,705	11,581,672
United Technologies Corp.	87,864	8,209,133
Total		19,790,805
Air Freight & Logistics 1.3%
FedEx Corp.	103,913	10,204,256
Commercial Services & Supplies 0.9%
Tyco International Ltd.	203,243	6,503,776
Electrical Equipment 0.9%
Eaton Corp. PLC	104,905	6,425,431
Industrial Conglomerates 1.8%
General Electric Co.	595,247	13,762,111
Machinery 0.4%
Caterpillar, Inc.	34,680	3,016,120

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Professional Services 1.6%
Nielsen Holdings NV	343,873	$12,317,531
Road & Rail 0.8%
Union Pacific Corp.	44,692	6,364,588
Trading Companies & Distributors 0.4%
MRC Global, Inc. (a)	101,183	3,331,956
TOTAL INDUSTRIALS		81,716,574
INFORMATION TECHNOLOGY 20.5%
Communications Equipment 1.5%
QUALCOMM, Inc.	169,643	11,357,599
Computers & Peripherals 6.3%
Apple, Inc.	46,427	20,549,983
EMC Corp. (a)	551,958	13,186,277
Hewlett-Packard Co.	592,080	14,115,187
Total		47,851,447
Internet Software & Services 4.2%
eBay, Inc. (a)	221,044	11,985,006
Facebook, Inc., Class A (a)	30,362	776,660
Google, Inc., Class A (a)	24,736	19,641,126
Total		32,402,792
IT Services 3.9%
International Business Machines Corp.	89,912	19,178,229
Mastercard, Inc., Class A	20,182	10,921,086
Total		30,099,315
Semiconductors & Semiconductor Equipment 0.7%
Skyworks Solutions, Inc. (a)	225,950	4,977,678
Software 3.9%
Activision Blizzard, Inc.	447,825	6,524,810
Citrix Systems, Inc. (a)	68,500	4,942,960
Electronic Arts, Inc. (a)	314,689	5,569,995
Microsoft Corp.	441,827	12,640,671
Total		29,678,436
TOTAL INFORMATION TECHNOLOGY		156,367,267

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 1.9%
Chemicals 1.4%
Celanese Corp., Class A	110,887	$4,884,573
Dow Chemical Co. (The)	192,006	6,113,471
Total		10,998,044
Metals & Mining 0.5%
Barrick Gold Corp.	127,120	3,737,328
TOTAL MATERIALS		14,735,372
TELECOMMUNICATION SERVICES 1.4%
Wireless Telecommunication Services 1.4%
Sprint Nextel Corp. (a)	569,360	3,535,726

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Wireless Telecommunication Services (continued)
Vodafone Group PLC, ADR	247,494	$7,031,304
Total		10,567,030
TOTAL TELECOMMUNICATION SERVICES		10,567,030
Total Common Stocks (Cost: $660,020,489)		$754,893,370

	Shares	Value

Money Market Funds 1.1%
Columbia Short-Term Cash Fund, 0.132% (b)(c)	8,386,387	$8,386,387
Total Money Market Funds (Cost: $8,386,387)		$8,386,387
Total Investments (Cost: $668,406,876)		$763,279,757(d)
Other Assets & Liabilities, Net		1,316,732
Net Assets		$764,596,489

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,545,529	184,427,695	(177,586,837)	8,386,387	3,600	8,386,387

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	88,129,915	—	—	88,129,915
Consumer Staples	80,615,022	—	—	80,615,022
Energy	79,497,496	—	—	79,497,496
Financials	135,965,308	—	—	135,965,308
Health Care	107,299,386	—	—	107,299,386
Industrials	81,716,574	—	—	81,716,574
Information Technology	156,367,267	—	—	156,367,267
Materials	14,735,372	—	—	14,735,372
Telecommunication Services	10,567,030	—	—	10,567,030
Total Equity Securities	754,893,370	—	—	754,893,370
Other
Money Market Funds	8,386,387	—	—	8,386,387
Total Other	8,386,387	—	—	8,386,387
Total	763,279,757	—	—	763,279,757

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Money Market Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Asset-Backed Commercial Paper 14.0%

Fairway Finance Co. LLC (a)
04/23/13	0.150%	$2,000,000	$1,999,792
Jupiter Securitization Co. LLC
05/23/13	0.170%	1,000,000	999,740
Market Street Funding LLC (a)
05/14/13	0.180%	2,000,000	1,999,540
MetLife Short Term Funding (a)
05/20/13	0.150%	2,000,000	1,999,566
Thunder Bay Funding LLC (a)
04/04/13	0.170%	2,000,000	1,999,937
Total Asset-Backed Commercial Paper (Cost: $8,998,575)			$8,998,575

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 1.7%
ABS Other 0.8%
CNH Equipment Trust Series 2012-C Class A1
10/15/13	0.230%	322,723	322,723
GE Equipment Small Ticket LLC Series 2012-1A Class A2 (a)
06/21/13	0.430%	17,210	17,210
Macquarie Equipment Funding Trust Series 2012-A Class A1 (a)
10/21/13	0.290%	148,161	148,161
Total			488,094
Car Loan 0.9%
AmeriCredit Automobile Receivables Trust Series 2012-5 Class A1
12/09/13	0.270%	141,880	141,880
Ford Credit Auto Lease Trust Series 2012-B Class A1 (a)
10/15/13	0.230%	123,852	123,852
SMART Trust Series 2012-4US Class A1
10/14/13	0.290%	192,608	192,608
Westlake Automobile Receivables Trust Series 2012-1A Class A1 (a)
09/16/13	0.430%	145,283	145,283
Total			603,623
Total Asset-Backed Securities - Non-Agency (Cost: $1,091,717)			$1,091,717

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Certificates of Deposit 14.2%
Australia & New Zealand Banking Group Ltd.
04/04/13	0.160%	$2,000,000	$2,000,000
Bank Of Montreal
04/03/13	0.080%	2,000,000	2,000,000
Canadian Imperial Bank of Commerce
04/01/13	0.120%	2,000,000	2,000,000
Royal Bank of Canada
04/01/13	0.080%	1,100,000	1,100,000
Toronto Dominion Bank
04/15/13	0.170%	2,000,000	2,000,000
Total Certificates of Deposit (Cost: $9,100,000)			$9,100,000

Commercial Paper 32.8%
Banking 11.7%
Bank of Nova Scotia Trust Co.
04/02/13	0.100%	2,000,000	1,999,972
Branch Banking And Trust Co.
04/24/13	0.110%	1,500,000	1,500,000
HSBC U.S.A., Inc.
05/02/13	0.240%	2,000,000	1,999,547
State Street Corp.
05/10/13	0.180%	2,000,000	1,999,580
Total			7,499,099
Consumer Products 3.1%
Procter & Gamble Co. (The) (a)
04/15/13	0.110%	1,000,000	999,943
05/21/13	0.140%	1,000,000	999,794
Total			1,999,737
Integrated Energy 1.5%
Chevron Corp. (a)
05/03/13	0.110%	1,000,000	999,893
Life Insurance 0.9%
New York Life Capital Corp.
06/13/13	0.150%	600,000	599,810
Non-Captive Diversified 3.1%
General Electric Capital Corp.
04/11/13	0.050%	2,000,000	1,999,964

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Commercial Paper (continued)
Pharmaceuticals 4.7%
Pfizer, Inc. (a)
04/11/13	0.090%	$1,000,000	$999,964
Roche Holdings, Inc. (a)
05/28/13	0.120%	2,000,000	1,999,600
Total			2,999,564
Retailers 3.1%
Wal-Mart Stores, Inc. (a)
04/08/13	0.070%	2,000,000	1,999,956
Technology 3.1%
International Business Machines Co. (a)
04/03/13	0.050%	2,000,000	1,999,983
Transportation Services 1.6%
NetJets, Inc. (a)
04/03/13	0.070%	1,000,000	999,989
Total Commercial Paper (Cost: $21,097,995)			$21,097,995

Treasury Bills 9.3%
U.S. Treasury Bills
04/11/13	0.050%	2,000,000	1,999,960
04/18/13	0.060%	2,000,000	1,999,936
05/16/13	0.100%	2,000,000	1,999,733
Total Treasury Bills (Cost: $5,999,629)			$5,999,629

Issuer	Effective Yield	Par/ Principal/ Shares	Value

U.S. Government & Agency Obligations 11.7%
Federal Home Loan Banks
04/01/13	0.050%	$1,000,000	$999,994
04/19/13	0.090%	2,000,000	1,999,886
04/26/13	0.130%	2,000,000	1,999,798
05/01/13	0.120%	1,000,000	999,886
06/19/13	0.110%	1,100,000	1,099,737
12/23/13	0.250%	400,000	400,000
Total U.S. Government & Agency Obligations (Cost: $7,499,301)			$7,499,301

Repurchase Agreements 15.6%
RBC Capital Markets LLC dated 03/28/13, due 04/01/13 at 1.250%, collateralized by U.S. Treasury obligation maturing 07/15/20, market value 5,100,064 (repurchase proceeds $5,000,024)
	0.170%	5,000,000	$5,000,000
TD Securities dated 03/28/13, due 04/01/13 at 0.625%, collateralized by U.S. Treasury obligation maturing 05/31/17, market value 5,100,029 (repurchase proceeds $5,000,019)
	0.140%	5,000,000	5,000,000
Total Repurchase Agreements (Cost: $10,000,000)			$10,000,000
Total Investments (Cost: $63,787,217) (b)			$63,787,217(c)
Other Assets & Liabilities, Net			476,553
Net Assets			$64,263,770

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of these securities amounted to $19,432,463 or 30.24% of net assets.

(b)	Also represents the cost of securities for federal income tax purposes at March 31, 2013.
(c)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Short-Term Securities
Asset-Backed Commercial Paper	—	8,998,575	—	8,998,575
Asset-Backed Securities - Non-Agency	—	1,091,717	—	1,091,717
Certificates of Deposit	—	9,100,000	—	9,100,000
Commercial Paper	—	21,097,995	—	21,097,995
Treasury Bills	—	5,999,629	—	5,999,629
U.S. Government & Agency Obligations	—	7,499,301	—	7,499,301
Repurchase Agreements	—	10,000,000	—	10,000,000
Total Short-Term Securities	—	63,787,217	—	63,787,217
Total	—	63,787,217	—	63,787,217

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Select Large Cap Growth Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.3%
CONSUMER DISCRETIONARY 21.7%
Hotels, Restaurants & Leisure 7.5%
Las Vegas Sands Corp.	32,220	$1,815,597
Yum! Brands, Inc.	29,480	2,120,791
Total		3,936,388
Internet & Catalog Retail 7.0%
Amazon.com, Inc. (a)	7,060	1,881,420
priceline.com, Inc. (a)	2,540	1,747,342
Total		3,628,762
Specialty Retail 3.0%
TJX Companies, Inc.	33,890	1,584,357
Textiles, Apparel & Luxury Goods 4.2%
Michael Kors Holdings Ltd. (a)	38,680	2,196,637
TOTAL CONSUMER DISCRETIONARY		11,346,144
CONSUMER STAPLES 2.8%
Personal Products 2.8%
Estee Lauder Companies, Inc. (The), Class A	22,350	1,431,071
TOTAL CONSUMER STAPLES		1,431,071
ENERGY 7.6%
Energy Equipment & Services 4.6%
FMC Technologies, Inc. (a)	44,480	2,419,267
Oil, Gas & Consumable Fuels 3.0%
EOG Resources, Inc.	12,050	1,543,244
TOTAL ENERGY		3,962,511
FINANCIALS 2.9%
Capital Markets 2.9%
Franklin Resources, Inc.	9,950	1,500,560
TOTAL FINANCIALS		1,500,560
HEALTH CARE 25.1%
Biotechnology 16.8%
Alexion Pharmaceuticals, Inc. (a)	22,530	2,075,914
Biogen Idec, Inc. (a)	8,870	1,711,112
Celgene Corp. (a)	21,910	2,539,588

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Gilead Sciences, Inc. (a)	50,560	$2,473,901
Total		8,800,515
Health Care Equipment & Supplies 3.6%
Edwards Lifesciences Corp. (a)	22,910	1,882,286
Pharmaceuticals 4.7%
Allergan, Inc.	14,440	1,611,937
Novo Nordisk A/S, ADR	5,190	838,185
Total		2,450,122
TOTAL HEALTH CARE		13,132,923
INDUSTRIALS 5.2%
Aerospace & Defense 3.1%
Precision Castparts Corp.	8,540	1,619,355
Trading Companies & Distributors 2.1%
Fastenal Co.	21,560	1,107,106
TOTAL INDUSTRIALS		2,726,461
INFORMATION TECHNOLOGY 29.0%
Communications Equipment 3.7%
QUALCOMM, Inc.	28,540	1,910,753
Computers & Peripherals 3.2%
EMC Corp. (a)	70,120	1,675,167
Internet Software & Services 12.3%
Baidu, Inc., ADR (a)	16,530	1,449,681
Facebook, Inc., Class A (a)	61,010	1,560,636
Google, Inc., Class A (a)	2,090	1,659,523
LinkedIn Corp., Class A (a)	9,920	1,746,515
Total		6,416,355
IT Services 6.3%
Cognizant Technology Solutions Corp., Class A (a)	19,920	1,526,071
Visa, Inc., Class A	10,480	1,779,923
Total		3,305,994
Software 3.5%
Salesforce.com, Inc. (a)	10,380	1,856,255
TOTAL INFORMATION TECHNOLOGY		15,164,524

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 3.0%
Chemicals 3.0%
Monsanto Co.	14,650	$1,547,479
TOTAL MATERIALS		1,547,479
Total Common Stocks (Cost: $44,610,420)		$50,811,673

	Shares	Value

Money Market Funds 2.4%
Columbia Short-Term Cash Fund, 0.132% (b)(c)	1,262,981	$1,262,981
Total Money Market Funds (Cost: $1,262,981)		$1,262,981
Total Investments (Cost: $45,873,401) (d)		$52,074,654(e)
Other Assets & Liabilities, Net		170,218
Net Assets		$52,244,872

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,126,545	8,334,543	(9,198,107)	—	1,262,981	579	1,262,981

(d)

At March 31, 2013, the cost of securities for federal income tax purposes was approximately $45,873,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$6,764,000
Unrealized Depreciation	(562,000)
Net Unrealized Appreciation	$6,202,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	11,346,144	—	—	11,346,144
Consumer Staples	1,431,071	—	—	1,431,071
Energy	3,962,511	—	—	3,962,511
Financials	1,500,560	—	—	1,500,560
Health Care	13,132,923	—	—	13,132,923
Industrials	2,726,461	—	—	2,726,461
Information Technology	15,164,524	—	—	15,164,524
Materials	1,547,479	—	—	1,547,479
Total Equity Securities	50,811,673	—	—	50,811,673
Other
Money Market Funds	1,262,981	—	—	1,262,981
Total Other	1,262,981	—	—	1,262,981
Total	52,074,654	—	—	52,074,654

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Small Cap Value Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.2%
CONSUMER DISCRETIONARY 10.8%
Auto Components 2.0%
Cooper Tire & Rubber Co.	69,340	$1,779,264
Dana Holding Corp.	147,636	2,632,350
Gentex Corp.	77,710	1,554,977
Gentherm, Inc. (a)	63,599	1,041,752
Total		7,008,343
Diversified Consumer Services 0.5%
Lincoln Educational Services Corp.	135,095	791,657
Universal Technical Institute, Inc.	68,741	868,199
Total		1,659,856
Hotels, Restaurants & Leisure 1.0%
Life Time Fitness, Inc. (a)	40,910	1,750,130
Red Robin Gourmet Burgers, Inc. (a)	35,524	1,619,894
Total		3,370,024
Household Durables 0.3%
Cavco Industries, Inc. (a)	19,686	936,463
Specialty Retail 4.9%
Destination XL Group, Inc. (a)	182,720	930,045
Finish Line, Inc., Class A (The)	98,670	1,932,945
Haverty Furniture Companies, Inc.	59,022	1,213,492
Men’s Wearhouse, Inc. (The)	71,741	2,397,584
Pier 1 Imports, Inc.	123,670	2,844,410
Rent-A-Center, Inc.	95,146	3,514,693
Select Comfort Corp. (a)	79,170	1,565,191
Shoe Carnival, Inc.	58,695	1,199,726
Stage Stores, Inc.	55,953	1,448,064
Total		17,046,150
Textiles, Apparel & Luxury Goods 2.1%
Crocs, Inc. (a)	107,550	1,593,891
Deckers Outdoor Corp. (a)	38,610	2,150,191
G-III Apparel Group Ltd. (a)	40,290	1,616,032
Steven Madden Ltd. (a)	46,180	1,992,205
Total		7,352,319
TOTAL CONSUMER DISCRETIONARY		37,373,155
CONSUMER STAPLES 3.5%
Food & Staples Retailing 1.5%
Andersons, Inc. (The)	27,600	1,477,152
Harris Teeter Supermarkets, Inc.	56,510	2,413,542
Spartan Stores, Inc.	68,271	1,198,156
Total		5,088,850

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products 1.7%
Chiquita Brands International, Inc. (a)	160,640	$1,246,566
Darling International, Inc. (a)	109,710	1,970,392
Fresh Del Monte Produce, Inc.	100,829	2,720,366
Total		5,937,324
Personal Products 0.3%
Inter Parfums, Inc.	49,202	1,202,005
TOTAL CONSUMER STAPLES		12,228,179
ENERGY 7.7%
Energy Equipment & Services 4.2%
Dawson Geophysical Co. (a)	47,032	1,410,960
Gulf Island Fabrication, Inc.	34,542	727,455
Helix Energy Solutions Group, Inc. (a)	100,590	2,301,499
Matrix Service Co. (a)	52,758	786,094
Newpark Resources, Inc. (a)	134,921	1,252,067
Patterson-UTI Energy, Inc.	68,600	1,635,424
Tesco Corp. (a)	79,620	1,066,112
Tetra Technologies, Inc. (a)	130,896	1,342,993
TGC Industries, Inc.	106,837	1,057,686
Tidewater, Inc.	58,503	2,954,401
Total		14,534,691
Oil, Gas & Consumable Fuels 3.5%
Bill Barrett Corp. (a)	98,620	1,999,027
Cloud Peak Energy, Inc. (a)	117,242	2,201,805
Energy XXI Bermuda Ltd.	136,630	3,719,069
Rex Energy Corp. (a)	74,510	1,227,925
Stone Energy Corp. (a)	72,394	1,574,569
VAALCO Energy, Inc. (a)	159,281	1,208,943
Total		11,931,338
TOTAL ENERGY		26,466,029
FINANCIALS 30.3%
Capital Markets 0.6%
GFI Group, Inc.	237,037	791,704
INTL FCStone, Inc. (a)	68,445	1,191,627
Total		1,983,331
Commercial Banks 10.1%
Ameris Bancorp (a)	121,758	1,747,227
BancFirst Corp.	24,512	1,022,150
BankUnited, Inc.	65,913	1,688,691
Banner Corp.	26,620	847,315
Bryn Mawr Bank Corp.	69,201	1,610,999

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks (continued)
Chemical Financial Corp.	83,219	$2,195,317
Columbia Banking System, Inc.	79,158	1,739,893
Community Trust Bancorp, Inc.	50,149	1,706,570
First Citizens BancShares Inc., Class A	6,738	1,231,033
First Commonwealth Financial Corp.	258,258	1,926,605
First Financial Corp.	58,249	1,834,261
FirstMerit Corp.	157,800	2,608,434
Glacier Bancorp, Inc.	123,890	2,351,432
Hancock Holding Co.	83,964	2,596,167
Hudson Valley Holding Corp.	34,072	508,013
Investors Bancorp, Inc.	92,543	1,737,958
Merchants Bancshares, Inc.	49,649	1,496,173
Northrim BanCorp, Inc.	68,780	1,545,487
Union First Market Bankshares Corp.	48,550	949,638
West Coast Bancorp	51,652	1,254,111
Wintrust Financial Corp.	63,757	2,361,559
Total		34,959,033
Consumer Finance 0.6%
Cash America International, Inc.	42,969	2,254,583
Diversified Financial Services 0.4%
Interactive Brokers Group, Inc., Class A	23,926	356,737
Pico Holdings, Inc. (a)	48,359	1,073,570
Total		1,430,307
Insurance 8.2%
Allied World Assurance Co. Holdings AG	23,550	2,183,556
American Equity Investment Life Holding Co.	102,050	1,519,525
American Safety Insurance Holdings Ltd. (a)	74,078	1,848,987
Argo Group International Holdings Ltd.	73,980	3,061,292
Baldwin & Lyons, Inc., Class B	51,400	1,222,806
EMC Insurance Group, Inc.	60,936	1,604,445
Endurance Specialty Holdings Ltd.	42,100	2,012,801
FBL Financial Group, Inc., Class A	28,507	1,107,782
Hanover Insurance Group, Inc. (The)	49,115	2,440,033
Horace Mann Educators Corp.	80,090	1,669,876
Kemper Corp.	46,855	1,527,942
National Western Life Insurance Co., Class A	6,848	1,205,248
Navigators Group, Inc. (The) (a)	29,490	1,732,537
Safety Insurance Group, Inc.	32,006	1,573,095
Symetra Financial Corp.	154,685	2,074,326

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
United Fire Group, Inc.	64,250	$1,636,448
Total		28,420,699
Real Estate Investment Trusts (REITs) 7.2%
Associated Estates Realty Corp.	83,239	1,551,575
Chesapeake Lodging Trust	90,453	2,074,992
Colonial Properties Trust	134,830	3,048,506
Cousins Properties, Inc.	253,890	2,714,084
National Health Investors, Inc.	32,027	2,096,167
Piedmont Office Realty Trust, Inc., Class A	119,780	2,346,490
Potlatch Corp.	61,179	2,805,669
Sabra Health Care REIT, Inc.	64,070	1,858,671
Select Income REIT	60,300	1,594,935
Sunstone Hotel Investors, Inc. (a)	234,006	2,880,614
Terreno Realty Corp.	104,787	1,884,070
Total		24,855,773
Thrifts & Mortgage Finance 3.2%
Bank Mutual Corp.	251,441	1,390,469
BankFinancial Corp.	114,528	926,532
Beneficial Mutual Bancorp, Inc. (a)	60,355	621,656
Brookline Bancorp, Inc.	167,862	1,534,259
Home Federal Bancorp, Inc.	101,290	1,296,512
Northfield Bancorp, Inc.	76,173	865,325
Provident New York Bancorp	104,030	943,552
Washington Federal, Inc.	141,375	2,474,062
WSFS Financial Corp.	18,815	915,162
Total		10,967,529
TOTAL FINANCIALS		104,871,255
HEALTH CARE 6.5%
Biotechnology 0.2%
Dynavax Technologies Corp. (a)	239,285	531,213
Health Care Equipment & Supplies 1.7%
Angiodynamics, Inc. (a)	93,755	1,071,620
CONMED Corp.	57,520	1,959,131
ICU Medical, Inc. (a)	18,856	1,111,561
Orthofix International NV (a)	35,137	1,260,364
Quidel Corp. (a)	27,614	655,833
Total		6,058,509
Health Care Providers & Services 1.8%
Centene Corp. (a)	44,130	1,943,485
Magellan Health Services, Inc. (a)	38,820	1,846,667
Molina Healthcare, Inc. (a)	53,410	1,648,767

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
Triple-S Management Corp., Class B (a)	51,174	$891,451
Total		6,330,370
Health Care Technology 0.4%
Allscripts-Misys Healthcare Solutions, Inc. (a)	101,630	1,381,152
Pharmaceuticals 2.4%
Impax Laboratories, Inc. (a)	103,830	1,603,135
Jazz Pharmaceuticals PLC (a)	40,700	2,275,537
Questcor Pharmaceuticals, Inc.	45,880	1,492,935
Supernus Pharmaceuticals, Inc. (a)	112,088	629,935
Viropharma, Inc. (a)	90,590	2,279,244
Total		8,280,786
TOTAL HEALTH CARE		22,582,030
INDUSTRIALS 15.0%
Aerospace & Defense 1.7%
AAR Corp.	54,975	1,010,990
Curtiss-Wright Corp.	55,840	1,937,648
Esterline Technologies Corp. (a)	40,720	3,082,504
Total		6,031,142
Airlines 0.3%
Hawaiian Holdings, Inc. (a)	196,691	1,132,940
Building Products 0.5%
Universal Forest Products, Inc.	38,620	1,537,462
Commercial Services & Supplies 2.0%
ACCO Brands Corp. (a)	192,611	1,286,642
Consolidated Graphics, Inc. (a)	29,726	1,162,287
Ennis, Inc.	51,392	774,477
Steelcase, Inc., Class A	92,536	1,363,055
Unifirst Corp.	26,130	2,364,765
Total		6,951,226
Construction & Engineering 0.9%
Comfort Systems U.S.A., Inc.	85,013	1,197,833
KHD Humboldt Wedag International AG	81,955	483,249
Layne Christensen Co. (a)	36,792	786,613
Sterling Construction Co., Inc. (a)	50,335	548,148
Total		3,015,843

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment 2.0%
Brady Corp., Class A	67,800	$2,273,334
EnerSys, Inc. (a)	53,132	2,421,756
GrafTech International Ltd. (a)	173,779	1,334,623
Powell Industries, Inc. (a)	14,119	742,236
Total		6,771,949
Machinery 6.2%
Albany International Corp., Class A	60,003	1,734,087
Altra Holdings, Inc.	49,887	1,357,924
Astec Industries, Inc.	41,879	1,462,834
Briggs & Stratton Corp.	81,381	2,018,249
CIRCOR International, Inc.	33,429	1,420,733
Dynamic Materials Corp.	41,887	728,834
EnPro Industries, Inc. (a)	34,196	1,749,809
FreightCar America, Inc.	35,744	779,934
Gorman-Rupp Co.	20,180	606,409
ITT Corp.	77,810	2,212,138
Kadant, Inc. (a)	41,776	1,044,400
LB Foster Co., Class A	35,769	1,584,209
Mueller Industries, Inc.	38,084	2,029,496
Titan International, Inc.	66,210	1,395,707
Twin Disc, Inc.	50,368	1,263,229
Total		21,387,992
Professional Services 0.4%
Korn/Ferry International (a)	77,324	1,381,007
Road & Rail 1.0%
Heartland Express, Inc.	107,033	1,427,820
Werner Enterprises, Inc.	90,108	2,175,207
Total		3,603,027
TOTAL INDUSTRIALS		51,812,588
INFORMATION TECHNOLOGY 10.8%
Communications Equipment 0.4%
Emulex Corp. (a)	102,289	667,947
Symmetricom, Inc. (a)	163,970	744,424
Total		1,412,371
Computers & Peripherals 0.6%
QLogic Corp. (a)	168,640	1,956,224
Electronic Equipment, Instruments & Components 1.6%
Electro Scientific Industries, Inc.	83,393	921,493
GSI Group, Inc. (a)	87,545	746,759
Littelfuse, Inc.	33,310	2,260,083

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
MTS Systems Corp.	25,559	$1,486,256
Total		5,414,591
Internet Software & Services 1.5%
j2 Global, Inc.	66,146	2,593,585
Monster Worldwide, Inc. (a)	126,097	639,312
ValueClick, Inc. (a)	69,690	2,059,339
Total		5,292,236
IT Services 1.2%
Global Cash Access Holdings, Inc. (a)	113,103	797,376
MoneyGram International, Inc. (a)	98,095	1,775,519
TeleTech Holdings, Inc. (a)	78,370	1,662,228
Total		4,235,123
Semiconductors & Semiconductor Equipment 4.2%
ATMI, Inc. (a)	58,575	1,313,837
Cypress Semiconductor Corp.	190,520	2,101,436
Entegris, Inc. (a)	232,590	2,293,337
First Solar, Inc. (a)	40,230	1,084,601
Integrated Device Technology, Inc. (a)	216,930	1,620,467
MKS Instruments, Inc.	79,825	2,171,240
Silicon Laboratories, Inc. (a)	55,970	2,314,919
Teradyne, Inc. (a)	98,180	1,592,480
Total		14,492,317
Software 1.3%
Progress Software Corp. (a)	79,791	1,817,639
PTC, Inc. (a)	71,625	1,825,721
Tangoe, Inc. (a)	82,620	1,023,662
Total		4,667,022
TOTAL INFORMATION TECHNOLOGY		37,469,884
MATERIALS 5.6%
Chemicals 2.6%
A. Schulman, Inc.	48,420	1,528,135
Chemtura Corp. (a)	108,634	2,347,581
Minerals Technologies, Inc.	63,960	2,654,979
OM Group, Inc. (a)	106,533	2,501,395
Total		9,032,090
Containers & Packaging 1.3%
Greif, Inc., Class A	85,170	4,566,816
Metals & Mining 0.9%
Coeur d’Alene Mines Corp. (a)	94,922	1,790,229

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (continued)
Olympic Steel, Inc.	56,616	$1,353,122
Total		3,143,351
Paper & Forest Products 0.8%
Buckeye Technologies, Inc.	41,308	1,237,175
Wausau Paper Corp.	127,519	1,374,655
Total		2,611,830
TOTAL MATERIALS		19,354,087
TELECOMMUNICATION SERVICES 1.3%
Diversified Telecommunication Services 0.8%
Alteva, Inc.	74,514	683,293
Cbeyond, Inc. (a)	133,493	991,853
Lumos Networks Corp.	45,485	613,138
Neutral Tandem, Inc.	197,303	645,181
Total		2,933,465
Wireless Telecommunication Services 0.5%
NTELOS Holdings Corp.	45,431	581,971
Shenandoah Telecommunications Co.	71,318	1,086,173
Total		1,668,144
TOTAL TELECOMMUNICATION SERVICES		4,601,609
UTILITIES 6.7%
Electric Utilities 3.7%
Allete, Inc.	60,219	2,951,935
El Paso Electric Co.	60,130	2,023,375
IDACORP, Inc.	60,480	2,919,370
MGE Energy, Inc.	40,810	2,262,506
Portland General Electric Co.	92,205	2,796,578
Total		12,953,764
Gas Utilities 1.7%
Chesapeake Utilities Corp.	13,552	664,725
Laclede Group, Inc. (The)	53,791	2,296,876
Southwest Gas Corp.	58,471	2,775,034
Total		5,736,635
Multi-Utilities 1.3%
Avista Corp.	82,150	2,250,910
Vectren Corp.	62,405	2,210,385
Total		4,461,295
TOTAL UTILITIES		23,151,694
Total Common Stocks (Cost: $307,346,397)		$339,910,510

	Shares	Value

Exchange-Traded Funds 0.3%
iShares Russell 2000 Value Index Fund	12,450	$1,043,434
Total Exchange-Traded Funds (Cost: $1,021,771)		$1,043,434

	Shares	Value

Money Market Funds 0.2%
Columbia Short-Term Cash Fund, 0.132% (b)(c)	764,066	$764,066
Total Money Market Funds (Cost: $764,066)		$764,066
Total Investments
(Cost: $309,132,234) (d)		$341,718,010(e)
Other Assets & Liabilities, Net		4,344,502
Net Assets		$346,062,512

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,182,116	12,126,001	(13,544,051)	—	764,066	489	764,066

(d)

At March 31, 2013, the cost of securities for federal income tax purposes was approximately $309,132,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$52,218,000
Unrealized Depreciation	(19,632,000)
Net Unrealized Appreciation	$32,586,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	37,373,155	—	—	37,373,155
Consumer Staples	12,228,179	—	—	12,228,179
Energy	26,466,029	—	—	26,466,029
Financials	104,871,255	—	—	104,871,255
Health Care	22,582,030	—	—	22,582,030
Industrials	51,329,339	483,249	—	51,812,588
Information Technology	37,469,884	—	—	37,469,884
Materials	19,354,087	—	—	19,354,087
Telecommunication Services	4,601,609	—	—	4,601,609
Utilities	23,151,694	—	—	23,151,694
Exchange-Traded Funds	1,043,434	—	—	1,043,434
Total Equity Securities	340,470,695	483,249	—	340,953,944
Other
Money Market Funds	764,066	—	—	764,066
Total Other	764,066	—	—	764,066
Total	341,234,761	483,249	—	341,718,010

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Small Company Growth Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.9%
CONSUMER DISCRETIONARY 13.7%
Hotels, Restaurants & Leisure 4.0%
Bloomin’ Brands, Inc. (a)	7,366	$131,630
Domino’s Pizza, Inc.	13,567	697,887
Life Time Fitness, Inc. (a)	4,215	180,318
Six Flags Entertainment Corp.	5,625	407,700
Total		1,417,535
Household Durables 0.2%
TRI Pointe Homes, Inc. (a)	4,241	85,456
Internet & Catalog Retail 0.9%
HomeAway, Inc. (a)	9,324	303,030
Leisure Equipment & Products 0.5%
Brunswick Corp.	5,184	177,396
Media 0.6%
National CineMedia, Inc.	10,095	159,299
Shutterstock, Inc. (a)	1,575	70,844
Total		230,143
Specialty Retail 6.8%
Asbury Automotive Group, Inc. (a)	6,924	254,041
Cabela’s, Inc. (a)	2,874	174,682
Conn’s, Inc. (a)	5,762	206,856
GameStop Corp., Class A	8,337	233,186
Lumber Liquidators Holdings, Inc. (a)	4,780	335,651
Pier 1 Imports, Inc.	24,174	556,002
Tile Shop Holdings, Inc. (a)	18,163	381,605
Vitamin Shoppe, Inc. (a)	5,553	271,264
Total		2,413,287
Textiles, Apparel & Luxury Goods 0.7%
Tumi Holdings, Inc. (a)	11,684	244,663
TOTAL CONSUMER DISCRETIONARY		4,871,510
CONSUMER STAPLES 3.0%
Food & Staples Retailing 1.3%
Casey’s General Stores, Inc.	6,526	380,466
Susser Holdings Corp. (a)	1,738	88,829
Total		469,295
Food Products 0.6%
TreeHouse Foods, Inc. (a)	3,060	199,359

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Personal Products 1.1%
Elizabeth Arden, Inc. (a)	10,107	$406,807
TOTAL CONSUMER STAPLES		1,075,461
ENERGY 6.0%
Energy Equipment & Services 0.8%
Dril-Quip, Inc. (a)	2,091	182,273
Forum Energy Technologies, Inc. (a)	2,882	82,886
Total		265,159
Oil, Gas & Consumable Fuels 5.2%
Carrizo Oil & Gas, Inc. (a)	7,507	193,455
Energy XXI Bermuda Ltd.	9,584	260,877
Gulfport Energy Corp. (a)	4,732	216,868
Halcon Resources Corp. (a)	24,604	191,665
Kodiak Oil & Gas Corp. (a)	17,604	160,020
Oasis Petroleum, Inc. (a)	10,032	381,918
PDC Energy, Inc. (a)	2,437	120,802
Western Refining, Inc.	3,955	140,047
World Fuel Services Corp.	4,670	185,492
Total		1,851,144
TOTAL ENERGY		2,116,303
FINANCIALS 8.0%
Commercial Banks 1.6%
BankUnited, Inc.	7,335	187,923
Signature Bank (a)	4,630	364,659
Total		552,582
Consumer Finance 1.6%
DFC Global Corp. (a)	10,622	176,750
Portfolio Recovery Associates, Inc. (a)	3,158	400,814
Total		577,564
Real Estate Investment Trusts (REITs) 4.1%
DiamondRock Hospitality Co.	38,270	356,294
Omega Healthcare Investors, Inc.	10,232	310,643
Redwood Trust, Inc.	17,376	402,776
Summit Hotel Properties, Inc.	23,702	248,160
Tanger Factory Outlet Centers	3,992	144,430
Total		1,462,303
Thrifts & Mortgage Finance 0.7%
Radian Group, Inc.	24,685	264,376
TOTAL FINANCIALS		2,856,825

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 22.3%
Biotechnology 8.1%
Alkermes PLC (a)	10,485	$248,599
Alnylam Pharmaceuticals, Inc. (a)	11,449	279,012
Amarin Corp. PLC, ADR (a)	16,628	123,214
Ariad Pharmaceuticals, Inc. (a)	14,383	260,188
Cepheid, Inc. (a)	6,309	242,076
Dynavax Technologies Corp. (a)	38,890	86,336
Idenix Pharmaceuticals, Inc. (a)	39,191	139,520
Infinity Pharmaceuticals, Inc. (a)	5,745	278,460
Keryx Biopharmaceuticals, Inc. (a)	14,684	103,375
Onyx Pharmaceuticals, Inc. (a)	4,171	370,635
Puma Biotechnology, Inc. (a)	5,809	193,963
Rigel Pharmaceuticals, Inc. (a)	21,782	147,900
Sarepta Therapeutics, Inc. (a)	5,639	208,361
TESARO, Inc. (a)	9,500	208,620
Total		2,890,259
Health Care Equipment & Supplies 5.0%
Align Technology, Inc. (a)	16,497	552,814
Cerus Corp. (a)	28,645	126,611
Endologix, Inc. (a)	9,090	146,804
HeartWare International, Inc. (a)	3,394	300,131
Insulet Corp. (a)	10,691	276,469
NxStage Medical, Inc. (a)	19,320	217,930
Volcano Corp. (a)	7,466	166,193
Total		1,786,952
Health Care Providers & Services 2.5%
Brookdale Senior Living, Inc. (a)	19,095	532,369
IPC The Hospitalist Co., Inc. (a)	7,650	340,272
Total		872,641
Health Care Technology 2.6%
athenahealth, Inc. (a)	2,797	271,421
HMS Holdings Corp. (a)	17,234	467,903
Vocera Communications, Inc. (a)	7,216	165,968
Total		905,292
Life Sciences Tools & Services 1.6%
Fluidigm Corp. (a)	10,292	190,505
ICON PLC	11,859	382,927
Total		573,432
Pharmaceuticals 2.5%
Impax Laboratories, Inc. (a)	19,653	303,442
Jazz Pharmaceuticals PLC (a)	4,650	259,982
Salix Pharmaceuticals Ltd. (a)	6,488	332,056
Total		895,480
TOTAL HEALTH CARE		7,924,056

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 16.8%
Aerospace & Defense 0.6%
LMI Aerospace, Inc. (a)	10,985	$228,378
Airlines 1.3%
Alaska Air Group, Inc. (a)	3,991	255,264
U.S. Airways Group, Inc. (a)	12,844	217,963
Total		473,227
Building Products 0.8%
USG Corp. (a)	11,059	292,400
Commercial Services & Supplies 1.7%
Clean Harbors, Inc. (a)	5,568	323,445
Tetra Tech, Inc. (a)	8,545	260,537
Total		583,982
Electrical Equipment 1.2%
Acuity Brands, Inc.	3,560	246,886
Regal-Beloit Corp.	2,129	173,641
Total		420,527
Machinery 2.8%
Chart Industries, Inc. (a)	2,205	176,422
CLARCOR, Inc.	2,846	149,073
Proto Labs, Inc. (a)	2,965	145,582
Trinity Industries, Inc.	3,461	156,887
Wabash National Corp. (a)	17,675	179,578
Woodward, Inc.	4,435	176,336
Total		983,878
Marine 0.8%
Costamare, Inc.	17,075	271,322
Professional Services 1.8%
Advisory Board Co. (The) (a)	3,887	204,145
TrueBlue, Inc. (a)	6,827	144,323
Wageworks, Inc. (a)	12,156	304,265
Total		652,733
Road & Rail 3.3%
Avis Budget Group, Inc. (a)	9,715	270,368
Genesee & Wyoming, Inc., Class A (a)	2,501	232,868
Knight Transportation, Inc.	10,864	174,910
Roadrunner Transportation Systems, Inc. (a)	14,188	326,324
Werner Enterprises, Inc.	7,218	174,243
Total		1,178,713

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Trading Companies & Distributors 2.5%
TAL International Group, Inc.	7,891	$357,541
Titan Machinery, Inc. (a)	11,085	307,609
United Rentals, Inc. (a)	4,232	232,633
Total		897,783
TOTAL INDUSTRIALS		5,982,943
INFORMATION TECHNOLOGY 25.8%
Computers & Peripherals 0.4%
Stratasys Ltd. (a)	2,171	161,132
Electronic Equipment, Instruments & Components 4.8%
Cognex Corp.	7,330	308,960
FEI Co.	6,160	397,628
IPG Photonics Corp.	3,780	251,030
OSI Systems, Inc. (a)	9,201	573,130
Universal Display Corp. (a)	5,821	171,079
Total		1,701,827
Internet Software & Services 4.6%
Cornerstone OnDemand, Inc. (a)	8,277	282,246
CoStar Group, Inc. (a)	3,893	426,128
Demandware, Inc. (a)	6,601	167,335
Marin Software, Inc. (a)	4,369	71,783
Stamps.com, Inc. (a)	6,420	160,307
Trulia, Inc. (a)	10,809	339,186
Yelp, Inc. (a)	8,386	198,832
Total		1,645,817
IT Services 1.3%
Cardtronics, Inc. (a)	6,438	176,787
WEX, Inc. (a)	3,459	271,532
Total		448,319
Semiconductors & Semiconductor Equipment 2.0%
Cavium, Inc. (a)	3,902	151,437
Microsemi Corp. (a)	5,241	121,434
Silicon Laboratories, Inc. (a)	7,380	305,237
Ultratech, Inc. (a)	2,944	116,376
Total		694,484
Software 12.7%
Aspen Technology, Inc. (a)	18,720	604,469
BroadSoft, Inc. (a)	11,312	299,429
CommVault Systems, Inc. (a)	8,470	694,371
Fortinet, Inc. (a)	10,850	256,928
Guidewire Software, Inc. (a)	12,017	461,933
Imperva, Inc. (a)	7,538	290,213

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Infoblox, Inc. (a)	8,586	$186,316
Proofpoint, Inc. (a)	12,342	208,086
QLIK Technologies, Inc. (a)	10,604	273,901
Sourcefire, Inc. (a)	2,216	131,254
Splunk, Inc. (a)	5,221	208,997
TiVo, Inc. (a)	24,587	304,633
Tyler Technologies, Inc. (a)	3,017	184,821
Ultimate Software Group, Inc. (a)	3,914	407,682
Total		4,513,033
TOTAL INFORMATION TECHNOLOGY		9,164,612
MATERIALS 1.4%
Construction Materials 1.4%
Eagle Materials, Inc.	7,397	492,862
TOTAL MATERIALS		492,862
TELECOMMUNICATION SERVICES 1.2%
Diversified Telecommunication Services 1.2%
Cogent Communications Group, Inc.	16,643	439,375
TOTAL TELECOMMUNICATION SERVICES		439,375
UTILITIES 0.7%
Electric Utilities 0.7%
UIL Holdings Corp.	5,999	237,500
TOTAL UTILITIES		237,500
Total Common Stocks (Cost: $28,951,383)		$35,161,447

Warrants —%
ENERGY —%
Oil, Gas & Consumable Fuels —%
Magnum Hunter Resources Corp. (a)(b)	4,820	$5
TOTAL ENERGY		5
Total Warrants (Cost: $4,154)		$5

	Shares	Value

Money Market Funds 1.4%
Columbia Short-Term Cash Fund, 0.132% (c)(d)	486,865	$486,865
Total Money Market Funds (Cost: $486,865)		$486,865

Total Investments
(Cost: $29,442,402) (e)	$35,648,317(f)
Other Assets & Liabilities, Net	(103,316)
Net Assets	$35,545,001

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2013 was $5, representing less than 0.01% of net assets. Information concerning such security holdings at March 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Magnum Hunter Resources Corp.
Warrants	03-07-11 - 06-29-11	4,154

(c)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	598,391	2,999,459	(3,110,985)	—	486,865	186	486,865

(e)

At March 31, 2013, the cost of securities for federal income tax purposes was approximately $29,442,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$7,056,000
Unrealized Depreciation	(850,000)
Net Unrealized Appreciation	$6,206,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	4,871,510	—	—	4,871,510
Consumer Staples	1,075,461	—	—	1,075,461
Energy	2,116,303	—	—	2,116,303
Financials	2,856,825	—	—	2,856,825
Health Care	7,924,056	—	—	7,924,056
Industrials	5,982,943	—	—	5,982,943
Information Technology	9,164,612	—	—	9,164,612
Materials	492,862	—	—	492,862
Telecommunication Services	439,375	—	—	439,375
Utilities	237,500	—	—	237,500
Warrants
Energy	—	5	—	5
Total Equity Securities	35,161,447	5	—	35,161,452
Other
Money Market Funds	486,865	—	—	486,865
Total Other	486,865	—	—	486,865
Total	35,648,312	5	—	35,648,317

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Strategic Income Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 47.9%
Aerospace & Defense 1.4%
ADS Tactical, Inc. Senior Secured (b)
04/01/18	11.000%	$2,660,000	$2,646,700
Bombardier, Inc. Senior Notes (b)
01/15/23	6.125%	1,134,000	1,173,690
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	3,374,000	3,711,400
Lockheed Martin Corp. Senior Unsecured (b)
12/15/42	4.070%	1,015,000	931,726
Northrop Grumman Corp. Senior Unsecured
03/15/21	3.500%	3,045,000	3,256,697
Oshkosh Corp.
03/01/20	8.500%	2,086,000	2,336,320
TransDigm, Inc. (b)
10/15/20	5.500%	660,000	688,050
Total			14,744,583
Automotive 0.5%
American Axle & Manufacturing, Inc.
03/15/21	6.250%	612,000	627,300
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/21	8.250%	960,000	1,071,600
Jaguar Land Rover Automotive PLC (b)
02/01/23	5.625%	867,000	900,596
Schaeffler Finance BV Senior Secured (b)
02/15/19	8.500%	735,000	837,900
Tenneco, Inc.
08/15/18	7.750%	16,000	17,600
Visteon Corp.
04/15/19	6.750%	2,057,000	2,200,990
Total			5,655,986
Banking 1.5%
Ally Financial, Inc.
03/15/20	8.000%	5,343,000	6,625,320
09/15/20	7.500%	791,000	965,020
BanColombia SA Senior Unsecured
06/03/21	5.950%	700,000	787,500
Citigroup, Inc. Senior Unsecured
01/15/15	6.010%	460,000	498,100
Goldman Sachs Group, Inc. (The)
Senior Unsecured
06/15/20	6.000%	875,000	1,032,688

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
01/22/23	3.625%	$785,000	$785,909
Grupo Aval Ltd. (b)
09/26/22	4.750%	500,000	501,250
Industrial Senior Trust (b)
11/01/22	5.500%	400,000	398,500
Morgan Stanley
Senior Unsecured
07/28/21	5.500%	1,015,000	1,163,604
02/25/23	3.750%	1,790,000	1,809,307
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	1,564,000	1,775,140
Total			16,342,338
Brokerage 0.2%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	1,021,000	1,079,708
Nuveen Investments, Inc. Senior Unsecured (b)
10/15/20	9.500%	1,346,000	1,406,570
Total			2,486,278
Building Materials 0.6%
Building Materials Corp. of America Senior Notes (b)
05/01/21	6.750%	1,355,000	1,480,337
Gibraltar Industries, Inc. (b)
02/01/21	6.250%	272,000	288,320
HD Supply, Inc.
07/15/20	11.500%	500,000	592,500
01/15/21	10.500%	736,000	765,440
HD Supply, Inc. (b)
Senior Unsecured
07/15/20	7.500%	715,000	752,538
Interface, Inc.
12/01/18	7.625%	595,000	644,088
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	1,349,000	1,419,822
Nortek, Inc.
04/15/21	8.500%	786,000	872,460
Total			6,815,505
Chemicals 1.5%
Ashland, Inc. (b)
08/15/22	4.750%	556,000	562,950
08/15/22	4.750%	404,000	411,070
Celanese U.S. Holdings LLC
10/15/18	6.625%	8,000	8,650
06/15/21	5.875%	354,000	385,860
11/15/22	4.625%	727,000	728,817

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Chemicals (continued)
Dow Chemical Co. (The) Senior Unsecured
11/15/22	3.000%	$2,505,000	$2,461,919
Dupont Performance Coatings, Inc. (b)
05/01/21	7.375%	880,000	926,200
Huntsman International LLC
11/15/20	4.875%	415,000	418,113
JM Huber Corp. Senior Notes (b)
11/01/19	9.875%	1,175,000	1,326,281
LyondellBasell Industries NV
Senior Unsecured
11/15/21	6.000%	406,000	481,110
04/15/24	5.750%	379,000	444,378
MacDermid, Inc. (b)
04/15/17	9.500%	820,000	847,675
Momentive Performance Materials, Inc. Senior Secured
10/15/20	8.875%	914,000	943,705
Nufarm Australia Ltd. (b)
10/15/19	6.375%	130,000	133,250
PQ Corp. Secured (b)
05/01/18	8.750%	2,868,000	3,054,420
Polypore International, Inc.
11/15/17	7.500%	1,025,000	1,099,312
Rockwood Specialties Group, Inc.
10/15/20	4.625%	894,000	916,350
Sibur Securities Ltd. (b)
01/31/18	3.914%	750,000	736,591
Total			15,886,651
Construction Machinery 0.8%
Ashtead Capital, Inc. Secured (b)
07/15/22	6.500%	277,000	301,237
CNH Capital LLC
11/01/16	6.250%	1,635,000	1,806,675
Case New Holland, Inc.
12/01/17	7.875%	2,977,000	3,483,090
Columbus McKinnon Corp.
02/01/19	7.875%	381,000	407,670
H&E Equipment Services, Inc. (b)
09/01/22	7.000%	515,000	566,500
Neff Rental LLC/Finance Corp. Secured (b)
05/15/16	9.625%	1,534,000	1,618,370

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Construction Machinery (continued)
United Rentals North America, Inc. Secured
07/15/18	5.750%	$777,000	$842,074
Total			9,025,616
Consumer Cyclical Services 0.7%
Corrections Corp. of America Senior Unsecured (b)(c)
05/01/23	4.625%	1,093,000	1,118,959
Goodman Networks, Inc. Senior Secured (b)
07/01/18	13.125%	1,035,000	1,148,850
Monitronics International, Inc.
04/01/20	9.125%	535,000	567,100
Vivint, Inc. (b)
Senior Secured
12/01/19	6.375%	3,345,000	3,319,913
Senior Unsecured
12/01/20	8.750%	929,000	939,451
Total			7,094,273
Consumer Products 0.5%
Clorox Co. (The) Senior Unsecured
09/15/22	3.050%	1,120,000	1,129,970
Libbey Glass, Inc. Senior Secured
05/15/20	6.875%	390,000	420,713
Revlon Consumer Products Corp. (b)
02/15/21	5.750%	1,316,000	1,320,935
Serta Simmons Holdings LLC Senior Unsecured (b)
10/01/20	8.125%	1,163,000	1,206,612
Spectrum Brands Escrow Corp. (b)
11/15/20	6.375%	829,000	890,139
11/15/22	6.625%	423,000	458,955
Spectrum Brands, Inc.
03/15/20	6.750%	309,000	333,334
Tempur-Pedic International, Inc. (b)
12/15/20	6.875%	134,000	143,045
Total			5,903,703
Diversified Manufacturing 0.3%
Actuant Corp.
06/15/22	5.625%	610,000	632,875
Amsted Industries, Inc. Senior Notes (b)
03/15/18	8.125%	1,070,000	1,152,925
Apex Tool Group LLC (b)
02/01/21	7.000%	263,000	278,780

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Diversified Manufacturing (continued)
Silver II Borrower/US Holdings LLC (b)
12/15/20	7.750%	$857,000		$912,705
Unifrax I LLC/Holding Co. (b)
02/15/19	7.500%		560,000	574,000
Total				3,551,285
Electric 3.6%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%		959,000	1,112,440
Appalachian Power Co. Senior Unsecured
03/30/21	4.600%		2,460,000	2,801,733
CMS Energy Corp. Senior Unsecured
03/31/43	4.700%		715,000	714,980
Calpine Corp. Senior Secured (b)
02/15/21	7.500%		1,283,000	1,408,092
Carolina Power & Light Co. 1st Mortgage
05/15/42	4.100%		670,000	668,844
Companhia de Eletricidade do Estad
04/27/16	11.750%	BRL	390,000	202,937
Consolidated Edison Co. of New York, Inc.
Senior Unsecured
04/01/38	6.750%		255,000	356,032
03/01/43	3.950%		1,130,000	1,114,330
Dominion Resources, Inc.
Senior Unsecured
11/30/17	6.000%		540,000	647,713
08/15/19	5.200%		1,795,000	2,137,323
09/15/42	4.050%		540,000	521,942
Duke Energy Corp. Senior Unsecured
09/15/21	3.550%		175,000	186,047
Duke Energy Ohio, Inc. 1st Mortgage
04/01/19	5.450%		1,356,000	1,637,335
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%		1,073,000	1,263,458
Ipalco Enterprises, Inc. Senior Secured (b)
04/01/16	7.250%		75,000	84,188
Nevada Power Co.
01/15/15	5.875%		920,000	1,002,564
05/15/18	6.500%		4,820,000	5,961,063
04/01/36	6.650%		30,000	40,071
Oncor Electric Delivery Co. LLC Senior Secured
06/01/42	5.300%		1,460,000	1,653,724

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Electric (continued)
Pacific Gas & Electric Co.
Senior Unsecured
10/01/20	3.500%	$630,000	$684,984
04/15/42	4.450%	260,000	271,738
Progress Energy, Inc.
Senior Unsecured
12/01/19	4.875%	1,430,000	1,649,010
04/01/22	3.150%	2,230,000	2,272,261
Sierra Pacific Power Co.
05/15/16	6.000%	1,395,000	1,609,702
Southern California Edison Co.
1st Refunding Mortgage
06/01/21	3.875%	1,330,000	1,486,036
03/15/43	3.900%	1,785,000	1,763,166
Toledo Edison Co. (The) Senior Secured
05/15/37	6.150%	1,390,000	1,706,529
TransAlta Corp. Senior Unsecured
05/15/18	6.650%	2,670,000	3,128,271
Xcel Energy, Inc. Senior Unsecured
05/15/20	4.700%	525,000	614,444
Total			38,700,957
Entertainment 0.4%
AMC Entertainment, Inc.
06/01/19	8.750%	820,000	899,950
12/01/20	9.750%	752,000	867,620
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (b)
03/15/21	5.250%	681,000	676,744
Cinemark USA, Inc. (b)
12/15/22	5.125%	398,000	399,990
Six Flags, Inc. (b)(d)(e)(f)
06/01/14	9.625%	95,000	–
Time Warner, Inc.
03/29/41	6.250%	1,050,000	1,241,257
Total			4,085,561
Environmental 0.4%
Clean Harbors, Inc.
08/01/20	5.250%	950,000	980,875
Clean Harbors, Inc. (b)
06/01/21	5.125%	691,000	704,820
Corp. Azucarera del Peru SA (b)
08/02/22	6.375%	500,000	528,417
Waste Management, Inc.
06/30/20	4.750%	2,325,000	2,639,954
Total			4,854,066

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Food and Beverage 2.0%
ARAMARK Corp. Senior Unsecured (b)
03/15/20	5.750%	$1,060,000	$1,083,850
ConAgra Foods, Inc.
Senior Unsecured
09/15/22	3.250%	2,025,000	2,039,930
10/01/28	7.000%	440,000	562,979
Cosan Luxembourg SA (b)
03/14/23	5.000%	200,000	205,192
Cott Beverages, Inc.
09/01/18	8.125%	1,150,000	1,256,375
HJ Heinz Co. Senior Secured (b)(c)
10/15/20	4.250%	2,166,000	2,168,708
Kellogg Co. Senior Unsecured
12/15/20	4.000%	180,000	200,414
Kraft Foods Group, Inc. Senior Unsecured
08/23/18	6.125%	4,205,000	5,114,436
MHP SA (b)
04/29/15	10.250%	1,160,000	1,267,300
MHP SA (b)(c)
04/02/20	8.250%	1,800,000	1,783,602
Mondelez International, Inc. Senior Unsecured
02/01/18	6.125%	1,480,000	1,775,046
SABMiller Holdings, Inc. (b)
01/15/17	2.450%	2,235,000	2,326,619
01/15/22	3.750%	1,045,000	1,118,515
Shearer’s Foods, Inc. LLC Senior Secured (b)
11/01/19	9.000%	664,000	727,080
Total			21,630,046
Gaming 1.1%
Caesars Entertainment Operating Co., Inc. Senior Secured
02/15/20	8.500%	1,107,000	1,093,163
MGM Resorts International
03/01/18	11.375%	901,000	1,146,522
12/15/21	6.625%	1,194,000	1,252,207
MGM Resorts International (b)
10/01/20	6.750%	176,000	186,560
ROC Finance LLC/Corp. Secured (b)
09/01/18	12.125%	1,705,000	1,977,800
Seminole Indian Tribe of Florida (b)
Secured
10/01/17	7.750%	1,663,000	1,796,040
Senior Secured
10/01/20	6.535%	65,000	71,825
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Gaming (continued)
10/01/20	7.804%	$145,000	$146,643
Seneca Gaming Corp. (b)
12/01/18	8.250%	1,340,000	1,433,800
Studio City Finance Ltd. (b)
12/01/20	8.500%	1,660,000	1,823,842
Tunica-Biloxi Gaming Authority Senior Unsecured (b)
11/15/15	9.000%	923,000	819,163
Total			11,747,565
Gas Pipelines 3.3%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	1,388,000	1,370,650
El Paso LLC
06/15/14	6.875%	70,000	74,153
09/15/20	6.500%	3,024,000	3,341,520
01/15/32	7.750%	3,244,000	3,630,545
Enterprise Products Operating LLC
03/15/44	4.850%	1,165,000	1,189,316
Hiland Partners LP/Finance Corp. (b)
10/01/20	7.250%	2,229,000	2,435,182
Kinder Morgan Energy Partners LP
Senior Unsecured
02/15/20	6.850%	710,000	890,535
09/15/20	5.300%	650,000	760,530
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	1,102,000	1,190,160
02/15/23	5.500%	1,174,000	1,229,765
07/15/23	4.500%	369,000	361,159
NiSource Finance Corp.
09/15/17	5.250%	3,675,000	4,219,330
02/15/23	3.850%	900,000	928,578
Plains All American Pipeline LP/Finance Corp. Senior Unsecured
05/01/19	8.750%	965,000	1,307,312
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	1,359,000	1,484,707
07/15/21	6.500%	1,813,000	1,994,300
Sabine Pass Liquefaction LLC Senior Secured (b)
02/01/21	5.625%	975,000	1,011,563
Southern Natural Gas Co. LLC Senior Unsecured (b)
04/01/17	5.900%	4,160,000	4,848,621
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	1,785,000	1,807,312
Tesoro Logistics LP/Finance Corp. Senior Unsecured (b)
10/01/20	5.875%	608,000	642,200

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Gas Pipelines (continued)
TransCanada PipeLines Ltd. Senior Unsecured
01/15/39	7.625%	$320,000	$458,999
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
08/01/42	4.450%	1,190,000	1,178,382
Total			36,354,819
Health Care 3.0%
Amsurg Corp. (b)
11/30/20	5.625%	419,000	440,998
Biomet, Inc. (b)
08/01/20	6.500%	1,074,000	1,139,783
CHS/Community Health Systems, Inc.
11/15/19	8.000%	1,241,000	1,374,407
07/15/20	7.125%	822,000	891,870
Senior Secured
08/15/18	5.125%	1,291,000	1,352,322
ConvaTec Healthcare E SA Senior Unsecured (b)
12/15/18	10.500%	2,150,000	2,391,875
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	470,000	488,213
Emdeon, Inc.
12/31/19	11.000%	1,275,000	1,475,812
Fresenius Medical Care U.S. Finance II, Inc. (b)
07/31/19	5.625%	386,000	423,635
01/31/22	5.875%	500,000	558,125
Fresenius Medical Care U.S. Finance, Inc. (b)
09/15/18	6.500%	305,000	347,700
HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	1,456,000	1,552,460
HCA, Inc.
02/15/22	7.500%	1,000,000	1,150,000
05/01/23	5.875%	859,000	893,360
Senior Secured
02/15/20	6.500%	1,831,000	2,065,597
05/01/23	4.750%	446,000	443,770
Health Management Associates, Inc.
01/15/20	7.375%	720,000	790,200
Hologic, Inc. (b)
08/01/20	6.250%	208,000	221,260
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	2,086,000	2,192,907
IMS Health, Inc. Senior Unsecured (b)
11/01/20	6.000%	586,000	610,905
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	505,000	547,925

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Health Care (continued)
LifePoint Hospitals, Inc.
10/01/20	6.625%	$425,000	$461,125
Multiplan, Inc. (b)
09/01/18	9.875%	2,093,000	2,323,230
Physio-Control International, Inc. Senior Secured (b)
01/15/19	9.875%	1,001,000	1,128,628
Radnet Management, Inc.
04/01/18	10.375%	465,000	484,763
Rural/Metro Corp. Senior Unsecured (b)
07/15/19	10.125%	816,000	811,920
STHI Holding Corp. Secured (b)
03/15/18	8.000%	403,000	440,278
Tenet Healthcare Corp. Senior Secured (b)
04/01/21	4.500%	1,019,000	998,620
Truven Health Analytics, Inc. Senior Unsecured (b)
06/01/20	10.625%	548,000	624,035
United Surgical Partners International, Inc.
04/01/20	9.000%	680,000	770,100
Universal Hospital Services, Inc.
Secured
08/15/20	7.625%	521,000	560,726
Universal Hospital Services, Inc. (b)
Secured
08/15/20	7.625%	407,000	439,051
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	1,595,000	1,696,681
02/01/19	7.750%	991,000	1,060,370
Total			33,152,651
Healthcare Insurance 0.1%
Aetna, Inc. Senior Unsecured
11/15/22	2.750%	930,000	909,997
WellPoint, Inc. Senior Unsecured
02/15/19	7.000%	505,000	631,554
Total			1,541,551
Home Construction 0.5%
Ashton Woods U.S.A. LLC/Finance Co. (b)
02/15/21	6.875%	432,000	437,400
Beazer Homes USA, Inc.
05/15/19	9.125%	362,000	390,055
Beazer Homes USA, Inc. (b)
02/01/23	7.250%	352,000	359,040
KB Home
03/15/20	8.000%	498,000	573,945

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Home Construction (continued)
09/15/22	7.500%	$344,000	$387,860
Meritage Homes Corp.
04/01/22	7.000%	462,000	514,553
Meritage Homes Corp. (b)
Senior Unsecured
03/01/18	4.500%	575,000	573,563
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	706,000	792,485
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/20	7.750%	983,000	1,054,267
04/15/20	7.750%	250,000	268,125
Total			5,351,293
Independent Energy 5.4%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	3,990,000	4,592,917
Aurora USA Oil & Gas, Inc. Senior Unsecured (b)
04/01/20	7.500%	1,379,000	1,392,790
Canadian Oil Sands Ltd. Senior Unsecured (b)
04/01/42	6.000%	885,000	1,007,846
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	1,083,000	1,185,885
Chaparral Energy, Inc.
09/01/21	8.250%	747,000	845,978
Chesapeake Energy Corp.
08/15/20	6.625%	1,355,000	1,480,337
02/15/21	6.125%	2,851,000	3,032,751
Chesapeake Energy Corp. (c)
03/15/23	5.750%	491,000	497,751
Comstock Resources, Inc.
06/15/20	9.500%	1,702,000	1,863,690
Concho Resources, Inc.
01/15/21	7.000%	875,000	962,500
01/15/22	6.500%	1,430,000	1,558,700
04/01/23	5.500%	648,000	672,300
Continental Resources, Inc.
10/01/19	8.250%	104,000	115,700
10/01/20	7.375%	6,000	6,765
04/01/21	7.125%	1,598,000	1,807,737
09/15/22	5.000%	3,282,000	3,487,125
Devon Energy Corp. Senior Unsecured
07/15/41	5.600%	950,000	1,038,038
EP Energy Holdings LLC/Bond Co., Inc. Senior Unsecured PIK (b)
12/15/17	8.125%	551,000	578,550
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	172,000	190,060
Senior Secured

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
05/01/19	6.875%	$1,175,000		$1,286,625
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%		1,767,000	2,040,885
Halcon Resources Corp. (b)
05/15/21	8.875%		1,222,000	1,316,705
Kodiak Oil & Gas Corp.
12/01/19	8.125%		3,556,000	4,018,280
Kodiak Oil & Gas Corp. (b)
01/15/21	5.500%		507,000	531,083
Laredo Petroleum, Inc.
02/15/19	9.500%		2,975,000	3,361,750
05/01/22	7.375%		356,000	389,820
MEG Energy Corp. (b)
03/15/21	6.500%		647,000	689,055
01/30/23	6.375%		674,000	700,960
Novatek Finance Ltd. (b)
Senior Unsecured
02/21/17	7.750%	RUB	47,000,000	1,515,830
02/03/21	6.604%		2,000,000	2,342,676
Oasis Petroleum, Inc.
02/01/19	7.250%		1,990,000	2,159,150
11/01/21	6.500%		1,254,000	1,366,860
01/15/23	6.875%		443,000	487,300
Plains Exploration & Production Co.
11/15/20	6.500%		2,329,000	2,573,545
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%		1,145,000	1,302,438
10/01/22	5.375%		1,697,000	1,760,637
05/01/23	5.250%		2,391,000	2,450,775
SM Energy Co.
Senior Unsecured
11/15/21	6.500%		621,000	678,443
01/01/23	6.500%		405,000	443,475
Whiting Petroleum Corp.
10/01/18	6.500%		74,000	79,550
Zhaikmunai LP
11/13/19	7.125%		1,361,000	1,452,868
Total				59,266,130
Integrated Energy 0.1%
Lukoil International Finance BV (b)
11/09/20	6.125%		1,200,000	1,361,120
Life Insurance 0.2%
Prudential Financial, Inc. Senior Unsecured
05/12/41	5.625%		1,395,000	1,587,947

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Lodging 0.1%
Choice Hotels International, Inc.
07/01/22	5.750%	$431,000	$478,410
Media Cable 1.6%
CCO Holdings LLC/Capital Corp.
04/30/20	8.125%	1,867,000	2,086,372
09/30/22	5.250%	807,000	792,878
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	1,953,000	2,197,125
Cablevision Systems Corp.
Senior Unsecured
04/15/20	8.000%	535,000	601,875
09/15/22	5.875%	1,158,000	1,144,972
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (b)
09/15/20	6.375%	849,000	880,837
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/42	5.150%	975,000	942,252
DISH DBS Corp.
09/01/19	7.875%	2,212,000	2,621,220
06/01/21	6.750%	1,419,000	1,575,090
07/15/22	5.875%	372,000	390,135
DISH DBS Corp. (b)
Senior Unsecured
03/15/23	5.000%	78,000	76,733
Lynx I Corp. Senior Secured (b)
04/15/21	5.375%	720,000	750,600
Lynx II Corp. Senior Unsecured (b)
04/15/23	6.375%	792,000	829,620
Quebecor Media, Inc. Senior Unsecured (b)
01/15/23	5.750%	1,035,000	1,055,700
Time Warner Cable, Inc.
02/01/20	5.000%	19,000	21,643
09/15/42	4.500%	5,000	4,545
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured (b)
01/15/23	5.500%	990,000	1,017,225
Videotron Ltd.
07/15/22	5.000%	7,000	7,105
WaveDivision Escrow LLC/Corp. Senior Unsecured (b)
09/01/20	8.125%	27,000	28,215
WideOpenWest Finance LLC/Capital Corp. (b)
07/15/19	10.250%	525,000	584,063
Total			17,608,205
Media Non-Cable 4.0%
AMC Networks, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media Non-Cable (continued)
07/15/21	7.750%	$2,826,000	$3,196,912
12/15/22	4.750%	233,000	231,835
British Sky Broadcasting Group PLC (b)
11/26/22	3.125%	2,735,000	2,727,249
Clear Channel Communications, Inc.
08/01/16	10.750%	728,000	562,380
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	2,299,000	2,399,581
Clear Channel Worldwide Holdings, Inc. (b)
11/15/22	6.500%	709,000	739,133
11/15/22	6.500%	1,917,000	2,022,435
DigitalGlobe, Inc. (b)
02/01/21	5.250%	420,000	417,375
Getty Images, Inc. Senior Notes (b)
10/15/20	7.000%	930,000	948,600
Hughes Satellite Systems Corp.
06/15/21	7.625%	605,000	691,969
Senior Secured
06/15/19	6.500%	2,203,000	2,417,792
Intelsat Jackson Holdings SA Senior Unsecured
04/01/21	7.500%	680,000	756,500
Intelsat Luxembourg SA
02/04/17	11.500%	1,377,000	1,462,374
Intelsat Luxembourg SA (b)(c)
06/01/23	8.125%	1,235,000	1,248,894
Senior Unsecured
06/01/21	7.750%	437,000	444,101
Lamar Media Corp.
05/01/23	5.000%	1,420,000	1,420,000
MDC Partners, Inc. (b)
04/01/20	6.750%	1,077,000	1,087,770
NBCUniversal Media LLC
Senior Unsecured
04/01/21	4.375%	1,195,000	1,344,555
01/15/43	4.450%	1,250,000	1,233,663
National CineMedia LLC Senior Secured
04/15/22	6.000%	1,075,000	1,152,938
News America, Inc.
09/15/22	3.000%	5,490,000	5,427,958
12/15/35	6.400%	55,000	66,478
Nielsen Finance LLC/Co. (b)
10/01/20	4.500%	2,207,000	2,204,241
Reed Elsevier Capital, Inc. (b)
10/15/22	3.125%	980,000	955,830
Starz LLC/Finance Corp.
09/15/19	5.000%	406,000	418,180
TCM Sub LLC (b)
01/15/15	3.550%	2,650,000	2,765,752
Univision Communications, Inc. (b)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media Non-Cable (continued)
05/15/21	8.500%	$1,270,000	$1,368,425
Senior Secured
05/15/19	6.875%	1,585,000	1,695,950
11/01/20	7.875%	1,930,000	2,127,825
09/15/22	6.750%	228,000	246,240
Total			43,782,935
Metals 1.2%
Alpha Natural Resources, Inc.
04/15/18	9.750%	1,365,000	1,463,962
Arch Coal, Inc. (b)
06/15/19	9.875%	1,145,000	1,173,625
CONSOL Energy, Inc.
04/01/20	8.250%	481,000	532,708
Calcipar SA Senior Secured (b)
05/01/18	6.875%	1,709,000	1,820,085
FMG Resources August 2006 Proprietary Ltd. (b)
11/01/19	8.250%	2,315,000	2,494,412
Inmet Mining Corp. (b)
06/01/20	8.750%	2,245,000	2,491,950
06/01/21	7.500%	546,000	591,045
JMC Steel Group, Inc. Senior Notes (b)
03/15/18	8.250%	824,000	873,440
Metalloinvest Finance Ltd. (b)
07/21/16	6.500%	1,000,000	1,062,264
Total			12,503,491
Non-Captive Consumer 0.1%
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	1,238,000	1,244,190
Non-Captive Diversified 1.8%
Air Lease Corp.
03/01/20	4.750%	1,678,000	1,719,950
CIT Group, Inc.
Senior Unsecured
05/15/20	5.375%	900,000	987,750
CIT Group, Inc. (b)
Senior Secured
04/01/18	6.625%	1,415,000	1,613,100
Senior Unsecured
02/15/19	5.500%	3,246,000	3,562,485
General Electric Capital Corp. Senior Unsecured
10/17/21	4.650%	5,110,000	5,720,911
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	565,000	682,237
04/15/18	3.875%	567,000	565,583

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Non-Captive Diversified (continued)
04/01/19	5.875%	$359,000	$387,776
05/15/19	6.250%	533,000	583,635
12/15/20	8.250%	1,487,000	1,821,575
04/15/21	4.625%	945,000	942,637
01/15/22	8.625%	1,094,000	1,392,115
Total			19,979,754
Oil Field Services 0.7%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	2,843,000	3,091,763
Green Field Energy Services, Inc. (b)
Senior Secured
11/15/16	13.250%	44,000	45,320
11/15/16	13.250%	1,854,000	1,909,620
Oil States International, Inc.
06/01/19	6.500%	1,286,000	1,376,020
Oil States International, Inc. (b)
01/15/23	5.125%	824,000	824,000
Total			7,246,723
Other Financial Institutions –%
FTI Consulting, Inc. (b)
11/15/22	6.000%	328,000	346,860
Other Industry 0.1%
Interline Brands, Inc.
11/15/18	7.500%	1,397,000	1,515,745
Packaging 0.6%
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc. (b)
Senior Secured
11/15/22	4.875%	317,000	313,830
Senior Unsecured
11/15/20	7.000%	629,000	647,870
Berry Plastics Corp. Secured
01/15/21	9.750%	810,000	946,688
Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	2,358,000	2,584,957
Senior Secured
08/15/19	7.875%	836,000	921,690
10/15/20	5.750%	365,000	371,844
Sealed Air Corp. (b)
09/15/21	8.375%	384,000	439,680
Total			6,226,559
Paper 0.2%
Graphic Packaging International, Inc. (c)
04/15/21	4.750%	1,934,000	1,963,010

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Pharmaceuticals 0.2%
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (b)
12/01/19	9.500%	$435,000	$499,162
VPI Escrow Corp. (b)
10/15/20	6.375%	1,381,000	1,456,955
Valeant Pharmaceuticals International Senior Notes (b)
10/15/20	6.375%	276,000	291,008
Total			2,247,125
Property & Casualty 0.4%
Alliant Holdings, Inc. Senior Unsecured (b)
12/15/20	7.875%	703,000	722,332
Hub International Ltd. (b)
10/15/18	8.125%	1,300,000	1,368,250
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	2,240,000	2,456,158
Total			4,546,740
Railroads 0.3%
Burlington Northern Santa Fe LLC
Senior Unsecured
06/01/41	5.400%	475,000	540,355
03/15/43	4.450%	1,350,000	1,365,514
CSX Corp.
Senior Unsecured
04/15/41	5.500%	1,195,000	1,369,642
03/15/44	4.100%	440,000	415,660
Total			3,691,171
Restaurants 0.2%
Yum! Brands, Inc.
Senior Unsecured
09/15/19	5.300%	1,391,000	1,622,111
11/01/21	3.750%	290,000	303,549
Total			1,925,660
Retailers 0.8%
99 Cent Only Stores
12/15/19	11.000%	627,000	719,482
AutoNation, Inc.
02/01/20	5.500%	88,000	95,480
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	1,005,000	1,115,550

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Retailers (continued)
Burlington Holdings LLC/Finance, Inc. Senior Unsecured PIK (b)
02/15/18	9.000%	$1,025,000		$1,040,375
Claire’s Stores, Inc. Senior Secured (b)
03/15/20	6.125%		480,000	492,000
Jo-Ann Stores, Inc. Senior Unsecured (b)
03/15/19	8.125%		732,000	764,940
L Brands, Inc.
02/15/22	5.625%		811,000	859,660
Rite Aid Corp.
03/15/20	9.250%		329,000	371,359
Senior Secured
08/15/20	8.000%		1,280,000	1,446,400
Senior Unsecured
02/15/27	7.700%		934,000	905,980
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%		585,000	647,888
Total				8,459,114
Supranational 0.1%
Asian Development Bank Senior Unsecured
06/21/27	2.350%	JPY	90,000,000	1,137,577
Technology 2.4%
Alliance Data Systems Corp. (b)
12/01/17	5.250%		828,000	859,050
04/01/20	6.375%		557,000	600,168
Amkor Technology, Inc.
Senior Unsecured
06/01/21	6.625%		1,643,000	1,659,430
10/01/22	6.375%		384,000	383,040
Anixter, Inc.
05/01/19	5.625%		302,000	321,630
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%		864,000	946,080
CDW LLC/Finance Corp.
04/01/19	8.500%		1,247,000	1,387,287
Cardtronics, Inc.
09/01/18	8.250%		1,143,000	1,251,585
CyrusOne LLP/Finance Corp. (b)
11/15/22	6.375%		824,000	863,140
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%		398,000	400,985
07/15/21	7.000%		510,000	564,825
04/01/23	5.375%		1,400,000	1,417,500
First Data Corp.
01/15/21	12.625%		662,000	717,443

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Technology (continued)
First Data Corp. (b)
01/15/21	11.250%	$613,000	$637,520
Secured
01/15/21	8.250%	2,150,000	2,236,000
Senior Secured
06/15/19	7.375%	1,488,000	1,584,720
08/15/20	8.875%	1,305,000	1,458,337
First Data Corp. (b)(c)
Senior Unsecured
06/15/21	10.625%	1,035,000	1,046,644
Flextronics International Ltd. (b)
02/15/20	4.625%	386,000	389,860
02/15/23	5.000%	308,000	307,230
Freescale Semiconductor, Inc. Senior Secured (b)
04/15/18	9.250%	1,195,000	1,311,512
Interactive Data Corp.
08/01/18	10.250%	1,525,000	1,734,687
NXP BV/Funding LLC (b)
02/15/21	5.750%	989,000	1,026,088
Senior Secured
08/01/18	9.750%	185,000	210,900
Senior Unsecured
03/15/23	5.750%	481,000	490,620
Nuance Communications, Inc. (b)
08/15/20	5.375%	1,778,000	1,795,780
Total			25,602,061
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	471,000	522,221
03/15/20	9.750%	695,000	820,107
Avis Budget Car Rental LLC/Finance, Inc. (b)(c)
04/01/23	5.500%	293,000	292,268
ERAC U.S.A. Finance LLC (b)
07/01/13	2.750%	330,000	331,745
10/01/20	5.250%	305,000	355,192
Hertz Corp. (The)
10/15/20	5.875%	365,000	385,075
01/15/21	7.375%	872,000	970,100
Total			3,676,708
Wireless 2.2%
Cricket Communications, Inc.
10/15/20	7.750%	563,000	561,593
Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	1,430,000	1,455,025
MetroPCS Wireless, Inc. (b)
04/01/23	6.625%	681,000	694,620
NII Capital Corp.
04/01/21	7.625%	810,000	583,200
NII International Telecom SARL (b)
08/15/19	11.375%	3,333,000	3,482,985

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wireless (continued)
SBA Telecommunications, Inc. (b)
07/15/20	5.750%	$1,828,000		$1,901,120
Sprint Capital Corp.
11/15/28	6.875%		2,695,000	2,755,637
Sprint Nextel Corp. (b)
11/15/18	9.000%		4,182,000	5,169,997
03/01/20	7.000%		585,000	681,525
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%		780,000	822,221
VimpelCom Holdings BV (b)
02/13/18	9.000%	RUB	35,700,000	1,189,653
03/01/22	7.504%		1,500,000	1,669,200
Wind Acquisition Finance SA (b)
Secured
07/15/17	11.750%		885,000	938,100
Senior Secured
02/15/18	7.250%		1,607,000	1,675,298
Total				23,580,174
Wirelines 2.5%
AT&T, Inc. Senior Unsecured (b)
06/15/45	4.350%		3,485,000	3,205,280
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%		2,500,000	2,650,000
Embarq Corp. Senior Unsecured
06/01/36	7.995%		4,145,000	4,363,483
Frontier Communications Corp.
Senior Unsecured
10/01/18	8.125%		795,000	906,300
04/15/20	8.500%		769,000	870,892
07/01/21	9.250%		564,000	647,190
04/15/22	8.750%		449,000	499,513
Frontier Communications Corp. (c)
Senior Unsecured
04/15/24	7.625%		891,000	916,616
Level 3 Communications, Inc.
Senior Unsecured
02/01/19	11.875%		1,341,000	1,572,322
Level 3 Communications, Inc. (b)
Senior Unsecured
06/01/19	8.875%		269,000	293,883
Level 3 Financing, Inc.
02/01/18	10.000%		986,000	1,089,530
04/01/19	9.375%		623,000	698,508
07/01/19	8.125%		1,008,000	1,108,800
Level 3 Financing, Inc. (b)
06/01/20	7.000%		80,000	83,800
PAETEC Holding Corp.
12/01/18	9.875%		1,845,000	2,117,137

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wirelines (continued)
Qtel International Finance Ltd. (b)
10/19/25	5.000%	$800,000	$896,736
Verizon Communications, Inc. Senior Unsecured
11/01/42	3.850%	3,290,000	2,832,759
Windstream Corp.
09/01/18	8.125%	50,000	54,750
Windstream Corp. (b)
08/01/23	6.375%	1,417,000	1,406,372
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	788,000	927,870
tw telecom holdings, Inc.
10/01/22	5.375%	416,000	433,680
Total			27,575,521
Total Corporate Bonds & Notes (Cost: $490,964,996)			$522,477,557

Residential Mortgage-Backed Securities - Agency(g) 10.6%
Federal Home Loan Mortgage Corp. (h)
10/01/26	8.000%	47,344	51,771
Federal Home Loan Mortgage Corp. (d)(h)(i)
CMO IO Series 304 Class C69
04/15/33	4.000%	8,000,000	2,018,400
Federal Home Loan Mortgage Corp. (h)(i)
CMO IO Series 4120 Class AI
11/15/39	3.500%	6,917,114	1,299,431
CMO IO Series 4121 Class IA
01/15/41	3.500%	5,910,531	1,333,164
Federal Home Loan Mortgage Corp. (h)(i)(j)
CMO IO STRIPS Series 277 Class S6
09/15/42	5.847%	4,886,047	1,246,834
CMO IO STRIPS Series 281 Class S1
10/15/42	5.797%	6,900,233	1,864,490
CMO IO Series 2957 Class SW
04/15/35	5.797%	4,437,704	709,330
CMO IO Series 3122 Class IS
03/15/36	6.497%	4,056,623	566,638
CMO IO Series 3550 Class EI
07/15/39	6.197%	5,266,792	1,036,810
CMO IO Series 3761 Class KS
06/15/40	5.797%	5,265,189	668,646
CMO IO Series 3960 Class SL
11/15/41	6.297%	13,691,408	3,355,263
CMO IO Series 4093 Class SD
01/15/38	6.497%	3,875,720	1,047,107
Federal National Mortgage Association (c)(h)
04/01/28	2.500%	5,500,000	5,706,250
04/01/28-04/01/43	3.000%	25,000,000	26,084,570
Federal National Mortgage Association (h)
06/01/27	3.000%	10,724,906	11,371,332
04/01/42	3.500%	10,604,448	11,264,575

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (g) (continued)
10/01/39-06/01/42	4.000%	$7,333,802	$7,820,431
06/01/34-05/01/40	5.000%	2,247,542	2,467,328
02/01/37-08/01/38	6.000%	298,998	328,145
11/01/36	6.500%	388,454	434,448
Federal National Mortgage Association (h)(i)
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	10,611,014	1,997,872
CMO IO Series 2012-133 Class EI
07/25/31	3.500%	3,922,618	663,108
CMO IO Series 2012-139 Class IL
04/25/40	3.500%	5,958,336	1,177,383
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	9,036,877	1,664,717
CMO IO Series 2013-1 Class AI
02/25/43	3.500%	3,488,718	876,062
Federal National Mortgage Association (h)(i)(j)
CMO IO Series 2006-5 Class N1
08/25/34	2.269%	11,189,123	510,465
CMO IO Series 2006-5 Class N2
02/25/35	2.249%	16,796,214	1,026,517
CMO IO Series 2010-135 Class MS
12/25/40	5.746%	3,657,964	686,693
CMO IO Series 2012-80 Class AS
02/25/39	5.846%	6,774,499	1,541,957
CMO IO Series 2012-87 SQ
08/25/42	6.096%	4,538,954	1,185,345
Federal National Mortgage Association (h)(k)
07/01/39	4.500%	10,697,602	11,691,387
Government National Mortgage Association (c)(h)
04/01/43	3.000%	4,000,000	4,181,250
04/01/43	4.500%	1,800,000	1,967,906
Government National Mortgage Association (h)(i)
CMO IO Series 2010-167 Class GI
02/20/38	4.000%	3,472,335	403,239
CMO IO Series 2012-94 Class BI
05/20/37	4.000%	11,208,046	1,769,272
Government National Mortgage Association (h)(i)(j)
CMO IO Series 2010-108 Class PI
02/20/38	5.897%	6,740,912	831,366
CMO IO Series 2012-41 Class SA
03/20/42	6.397%	9,852,014	2,496,337
CMO IO Series 2012-48 Class SA
04/16/42	6.447%	2,021,739	448,045
Total Residential Mortgage-Backed Securities - Agency (Cost: $114,464,872)			$115,793,884

Residential Mortgage-Backed Securities - Non-Agency 5.0%
Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A (b)(h)
05/25/47	4.000%	3,159,943	3,216,228
BCAP LLC Trust (b)(h)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2010-RR7 Class 8A6
05/26/35	5.500%	$1,145,000	$1,135,114
BCAP LLC Trust (b)(h)(j)
CMO Series 2010-RR7 Class 17A7
03/26/36	5.011%	780,000	661,249
Series 2013-RR1 Class 10A1
10/26/36	3.000%	1,932,408	1,944,738
Banc of America Funding Corp. CMO Series 2012-R5 Class A (b)(h)(j)
10/03/39	0.464%	3,104,064	3,023,774
Bayview Opportunity Master Fund Trust IIB LP (b)(h)(j)
CMO Series 2012-6NPL Class A
01/28/33	2.981%	2,486,611	2,492,330
Series 2012-4NPL Class A
07/28/32	3.475%	2,284,914	2,309,728
Series 2012-5NPL Class A
10/28/32	2.981%	4,338,516	4,363,884
Castle Peak Loan Trust CMO Series 2012-1A Class A1 (b)(h)
05/25/52	5.000%	3,015,117	3,015,117
Citigroup Mortgage Loan Trust, Inc. (b)(h)
CMO Series 2012-A Class A
06/25/51	2.500%	2,596,316	2,570,353
Citigroup Mortgage Loan Trust, Inc. (b)(h)(j)
CMO Series 2009-3 Class 4A3
10/25/33	2.506%	2,635,000	2,235,877
CMO Series 2009-4 Class 9A2
03/25/36	2.627%	1,365,000	1,108,991
CMO Series 2010-6 Class 2A2
09/25/35	2.675%	515,000	411,358
CMO Series 2010-6 Class 3A2
07/25/36	2.614%	2,215,000	1,967,195
CMO Series 2013-2 Class 1A1
11/25/37	5.988%	2,960,443	3,091,209
Credit Suisse Mortgage Capital Certificates (b)(h)
Series 2012-11R Class 1A1
10/29/46	2.000%	3,635,446	3,651,351
Credit Suisse Mortgage Capital Certificates (b)(h)(j)
CMO Series 2011-4R Class 4A7
08/27/37	4.000%	3,880,000	3,842,284
CMO Series 2011-7R Class A1
08/28/47	1.453%	1,629,133	1,620,455
Series 2012-11 Class 3A2
06/29/47	1.204%	3,058,154	2,775,275
Deutsche Mortgage Securities, Inc. CMO Series 2003-1 Class 1A7 (h)
04/25/33	5.500%	1,180,796	1,219,568
JPMorgan Resecuritization Trust CMO Series 2010-5 Class 1A6 (b)(h)(j)
04/26/37	4.500%	615,000	626,740
PennyMac Loan Trust (b)(h)(j)
Series 2011-NPL1 Class A
09/25/51	5.250%	184,560	184,689
Series 2012-NPL1 Class A
05/28/52	3.422%	3,298,221	3,312,894

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
RBSSP Resecuritization Trust CMO Series 2010-12 Class 3A4 (b)(h)(j)
06/27/32	4.000%	$623,701	$627,014
Residential Mortgage Asset Trust Series 2012-1A Class A1 (b)(h)(j)
08/26/52	2.734%	3,098,627	3,179,966
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2005-18 Class 2A6 (h)
01/25/36	5.500%	351,478	352,944
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $54,517,827)			$54,940,325

Commercial Mortgage-Backed Securities - Non-Agency 1.8%
Commercial Mortgage Pass-Through Certificates Series 2011-THL Class A (b)(h)
06/09/28	3.376%	948,582	954,715
DBUBS Mortgage Trust Series 2011-LC2A Class A1 (b)(h)
07/10/44	3.527%	1,702,307	1,854,795
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A3 (h)
05/15/45	3.507%	1,000,000	1,062,020
Morgan Stanley Capital I, Inc. (h)
Series 2005-HQ5 Class A4
01/14/42	5.168%	2,635,000	2,783,846
Series 2005-HQ6 Class A4A
08/13/42	4.989%	175,000	188,377
Morgan Stanley Capital I, Inc. (h)(j)
Series 2005-IQ10 Class A4A
09/15/42	5.230%	498,636	537,879
Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A (b)(h)(j)
08/15/45	5.787%	7,050,000	8,100,323
Rial Series 2013-LT2 Class A (b)(c)(h)
05/22/28	2.833%	3,396,000	3,396,000
S2 Hospitality LLC Series 2012-LV1 Class A (b)(h)
04/15/25	4.500%	977,401	977,642
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $19,041,748)			$19,855,597

Asset-Backed Securities - Non-Agency 0.2%
American Credit Acceptance Receivables Trust Series 2012-3 Class A (b)
11/15/16	1.640%	1,445,235	1,444,751

Issuer	Coupon Rate	Principal Amount		Value

Asset-Backed Securities - Non-Agency (continued)
GMAC Mortgage Corp Loan Trust Series 2004-HE5 Class A5 (FGIC) (j)
09/25/34	5.865%	$229,457		$216,099
Total Asset-Backed Securities - Non-Agency (Cost: $1,674,639)				$1,660,850

Inflation-Indexed Bonds(a) 1.1%
URUGUAY 1.1%
Uruguay Government International Bond
04/05/27	4.250%	UYU	113,156,466	7,378,494
Senior Unsecured
12/15/28	4.375%	UYU	74,535,876	4,947,444
Total				12,325,938
Total Inflation-Indexed Bonds (Cost: $10,121,764)				$12,325,938

U.S. Treasury Obligations 3.2%
U.S. Treasury
12/31/13	0.125%	3,103,400		3,102,916
02/28/15	0.250%	30,000,000		30,002,340
05/31/17	0.625%	800,000		801,000
02/28/18	0.750%	445,000		444,896
Total U.S. Treasury Obligations (Cost: $34,331,643)				$34,351,152

Foreign Government Obligations(a) 19.4%
ARGENTINA 0.3%
Argentina Boden Bonds
10/03/15	7.000%	1,595,000		1,347,775
Argentina Bonar Bonds
04/17/17	7.000%	836,000		675,070
Provincia de Buenos Aires Senior Unsecured (b)
01/26/21	10.875%	1,110,000		754,800
Provincia de Cordoba Senior Unsecured (b)
08/17/17	12.375%	880,000		668,800
Total				3,446,445
AUSTRALIA 0.4%
Treasury Corp. of Victoria
Local Government Guaranteed
11/15/16	5.750%	AUD	1,650,000	1,855,165
06/15/20	6.000%	AUD	1,870,000	2,197,035
Total				4,052,200
BRAZIL 1.1%
Brazilian Government International Bond
Senior Unsecured

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
BRAZIL (CONTINUED)
01/05/24	8.500%	BRL $	3,250,000	$1,712,854
01/20/34	8.250%	2,285,000		3,473,200
Morgan Stanley
Senior Unsecured
10/22/20	11.500%	BRL	3,415,000	1,911,725
Morgan Stanley (b)
Senior Unsecured
05/03/17	10.090%	BRL	545,000	288,581
Petrobras International Finance Co.
03/15/19	7.875%	1,535,000		1,867,547
01/27/21	5.375%	2,600,000		2,814,194
Total				12,068,101
CANADA 0.4%
Canadian Government Bond
06/01/19	3.750%	CAD	3,810,000	4,252,078
06/01/23	8.000%	CAD	65,000	100,430
Total				4,352,508
COLOMBIA 0.9%
Colombia Government International Bond
Senior Unsecured
05/21/24	8.125%	285,000		410,258
01/18/41	6.125%	2,070,000		2,597,873
Ecopetrol SA Senior Unsecured
07/23/19	7.625%	1,200,000		1,503,000
Empresa de Energia de Bogota SA Senior Unsecured (b)
11/10/21	6.125%	1,050,000		1,161,219
Empresas Publicas de Medellin ESP Senior Unsecured (b)
02/01/21	8.375%	COP	5,604,000,000	3,576,368
Transportadora de Gas Internacional SA ESP Senior Unsecured (b)
03/20/22	5.700%	1,000,000		1,089,831
Total				10,338,549
DOMINICAN REPUBLIC 0.4%
Banco de Reservas de La Republica Dominicana Subordinated Notes (b)
02/01/23	7.000%	1,100,000		1,100,000
Dominican Republic International Bond (b)
Senior Unsecured
05/06/21	7.500%	1,675,000		1,862,290
04/20/27	8.625%	1,300,000		1,589,250
Total				4,551,540
EL SALVADOR 0.1%
El Salvador Government International Bond Senior Unsecured (b)
02/01/41	7.625%	600,000		689,100

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
FINLAND 0.1%
Finland Government Bond Senior Unsecured
07/04/15	4.250%	EUR $	850,000	$1,191,764
FRANCE 0.6%
France Government Bond OAT
04/25/17	3.750%	EUR	330,000	475,845
10/25/18	4.250%	EUR	730,000	1,102,285
04/25/19	4.250%	EUR	2,250,000	3,419,179
04/25/29	5.500%	EUR	850,000	1,481,546
Total				6,478,855
GEORGIA 0.1%
Georgian Railway JSC Senior Unsecured (b)
07/11/22	7.750%	842,000		992,809
GERMANY 0.8%
Bundesrepublik Deutschland
07/04/17	4.250%	EUR	3,120,000	4,688,467
01/04/19	3.750%	EUR	2,930,000	4,459,438
Total				9,147,905
GUATEMALA 0.2%
Guatemala Government Bond Senior Unsecured (b)
02/13/28	4.875%	1,800,000		1,777,673
HUNGARY 0.2%
Hungary Government International Bond
Senior Unsecured
02/03/15	4.750%	80,000		80,120
02/19/18	4.125%	1,000,000		950,211
Magyar Export-Import Bank RT (b)
02/12/18	5.500%	1,100,000		1,099,680
Total				2,130,011
INDONESIA 1.5%
Indonesia Government International Bond (b)
Senior Unsecured
04/20/15	7.250%	1,655,000		1,832,913
03/13/20	5.875%	5,630,000		6,509,687
Indonesia Treasury Bond
Senior Unsecured
06/15/15	9.500%	IDR	6,476,000,000	733,830
07/15/17	10.000%	IDR	4,979,000,000	609,855
09/15/19	11.500%	IDR	8,500,000,000	1,166,472
07/15/22	10.250%	IDR	10,680,000,000	1,461,761
09/15/24	10.000%	IDR	4,500,000,000	617,678
05/15/27	7.000%	IDR	4,480,000,000	493,135

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
INDONESIA (CONTINUED)
Majapahit Holding BV (b)
08/07/19	8.000%	$1,000,000		$1,232,500
06/29/37	7.875%	540,000		697,950
PT Pertamina Persero Senior Unsecured (b)
05/03/22	4.875%	1,400,000		1,456,000
Total				16,811,781
JAPAN 0.3%
Japan Government 20-Year Bond Senior Unsecured
09/20/26	2.200%	JPY	198,000,000	2,457,640
Japan Government 30-Year Bond Senior Unsecured
03/20/33	1.100%	JPY	58,000,000	580,699
Total				3,038,339
KAZAKHSTAN 0.3%
KazMunaiGaz Finance Sub BV (b)
07/02/18	9.125%	1,875,000		2,362,313
Senior Unsecured
04/09/21	6.375%	600,000		698,280
Total				3,060,593
LATVIA 0.1%
Republic of Latvia Senior Unsecured (b)
06/16/21	5.250%	650,000		729,349
LITHUANIA 0.2%
Lithuania Government International Bond (b)
Senior Unsecured
03/09/21	6.125%	600,000		709,402
02/01/22	6.625%	1,250,000		1,537,294
Total				2,246,696
MALAYSIA –%
Petronas Capital Ltd.
08/12/19	5.250%	75,000		87,221
MEXICO 2.1%
Comision Federal de Electricidad Senior Unsecured (b)
02/14/42	5.750%	300,000		327,000
Mexican Bonos
06/16/16	6.250%	MXN	1,464,000	1,247,862
12/15/16	7.250%	MXN	500,000	441,608
12/13/18	8.500%	MXN	3,663,500	3,521,488
06/09/22	6.500%	MXN	4,230,000	3,817,074
06/03/27	7.500%	MXN	5,915,000	5,801,962

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
MEXICO (CONTINUED)
Mexico Government International Bond Senior Unsecured
01/11/40	6.050%	$1,430,000		$1,769,625
Pemex Finance Ltd.
Senior Unsecured
11/15/18	9.150%	310,000		382,476
Senior Unsecured (NPFGC)
08/15/17	10.610%	215,000		261,584
Pemex Project Funding Master Trust
03/01/18	5.750%	2,420,000		2,779,975
01/21/21	5.500%	1,000,000		1,147,500
Petroleos Mexicanos
06/02/41	6.500%	1,000,000		1,177,500
Total				22,675,654
MONGOLIA –%
Mongolia Government International Bond Senior Unsecured (b)
12/05/22	5.125%	379,000		353,398
MOROCCO 0.1%
Morocco Government International Bond Senior Unsecured (b)
12/11/22	4.250%	600,000		612,354
NETHERLANDS 0.2%
Netherlands Government Bond (b)
07/15/16	4.000%	EUR	1,875,000	2,686,162
NEW ZEALAND 0.1%
New Zealand Government Bond Senior Unsecured
05/15/21	6.000%	NZD	755,000	750,236
NORWAY 0.4%
Norway Government Bond
05/19/17	4.250%	NOK	10,520,000	2,005,413
05/24/23	2.000%	NOK	15,300,000	2,582,591
Total				4,588,004
PANAMA 0.1%
Ena Norte Trust Pass-Through Certificates (b)
04/25/23	4.950%	990,866		1,033,877
PERU 0.5%
Corporacion Financiera de Desarrollo SA Senior Unsecured (b)
02/08/22	4.750%	1,000,000		1,067,631

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
PERU (CONTINUED)
Peruvian Government International Bond
Senior Unsecured
05/03/16	8.375%	$510,000		$621,180
07/21/25	7.350%	1,210,000		1,707,915
11/21/33	8.750%	205,000		335,175
11/18/50	5.625%	700,000		837,200
Peruvian Government International Bond (b)
Senior Unsecured
08/12/20	7.840%	PEN	1,500,000	729,672
Total				5,298,773
PHILIPPINES 0.2%
Philippine Government International Bond Senior Unsecured
01/14/36	6.250%	PHP	26,000,000	848,934
Power Sector Assets & Liabilities Management Corp. (b)
Government Guaranteed
05/27/19	7.250%	720,000		905,400
12/02/24	7.390%	610,000		819,368
Total				2,573,702
POLAND 0.6%
Poland Government Bond
10/24/15	6.250%	PLN	4,680,000	1,542,661
10/25/19	5.500%	PLN	6,790,000	2,318,232
Poland Government International Bond Senior Unsecured
03/23/22	5.000%	2,250,000		2,570,467
Total				6,431,360
QATAR 0.1%
Nakilat, Inc. Senior Secured (b)
12/31/33	6.067%	180,000		218,250
Qatar Government International Bond Senior Unsecured (b)
01/20/22	4.500%	600,000		672,942
Total				891,192
REPUBLIC OF NAMIBIA 0.2%
Namibia International Bonds Senior Unsecured (b)
11/03/21	5.500%	1,900,000		2,099,500
REPUBLIC OF THE CONGO 0.1%
Republic of Congo Senior Unsecured (j)
06/30/29	3.000%	611,325		556,306

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
ROMANIA 0.4%
Romania Government Bond
07/26/17	5.900%	RON $	4,670,000	$1,370,257
Romanian Government International Bond (b)
Senior Unsecured
02/07/22	6.750%	1,800,000		2,101,290
08/22/23	4.375%	600,000		597,130
Total				4,068,677
RUSSIAN FEDERATION 1.7%
Gazprom Neft OAO Via GPN Capital SA Senior Unsecured (b)
09/19/22	4.375%	1,200,000		1,197,642
Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured
04/11/18	8.146%	3,115,000		3,765,256
03/07/22	6.510%	1,460,000		1,686,300
Rosneft International Finance Ltd. Senior Unsecured (b)
03/06/22	4.199%	400,000		396,500
Russian Foreign Bond - Eurobond
Senior Unsecured
03/31/30	7.500%	142,600		176,646
Russian Foreign Bond - Eurobond (b)
Senior Unsecured
03/10/18	7.850%	RUB	20,000,000	686,115
03/31/30	7.500%	3,561,125		4,411,343
Russian Railways via RZD Capital PLC Senior Unsecured
04/02/19	8.300%	RUB	16,000,000	529,908
Sberbank of Russia Via SB Capital SA Senior Unsecured (b)
02/07/22	6.125%	1,700,000		1,899,633
VTB Bank OJSC Via VTB Capital SA Senior Unsecured (b)
04/12/17	6.000%	600,000		642,000
Vnesheconombank Via VEB Finance PLC Senior Unsecured (b)
11/22/25	6.800%	2,190,000		2,584,200
Total				17,975,543
SOUTH AFRICA 0.1%
South Africa Government International Bond Senior Unsecured
03/09/20	5.500%	430,000		491,275
Transnet SOC Ltd. Senior Unsecured (b)
07/26/22	4.000%	700,000		673,559
Total				1,164,834
SOUTH KOREA 0.2%
Export-Import Bank of Korea
Senior Unsecured
04/11/22	5.000%	1,800,000		2,081,313

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
SOUTH KOREA (CONTINUED)
Export-Import Bank of Korea (b)
02/15/15	5.000%	IDR $	2,500,000,000	$257,802
Total				2,339,115
SUPRA-NATIONAL 0.2%
Eurasian Development Bank Senior Unsecured
10/05/17	8.000%	RUB	73,100,000	2,392,810
SWEDEN 0.4%
Sweden Government Bond
08/12/17	3.750%	SEK	24,715,000	4,200,361
12/01/20	5.000%	SEK	2,270,000	433,841
Total				4,634,202
TRINIDAD AND TOBAGO 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (b)
08/14/19	9.750%	1,997,000		2,619,784
TURKEY 1.1%
Export Credit Bank of Turkey Senior Unsecured (b)
04/24/19	5.875%	1,250,000		1,387,219
Turkey Government International Bond
01/14/41	6.000%	1,700,000		1,904,000
Senior Unsecured
03/30/21	5.625%	3,050,000		3,478,525
09/26/22	6.250%	250,000		296,250
02/05/25	7.375%	3,540,000		4,522,350
Total				11,588,344
UKRAINE 0.1%
City of Kyiv Via Kyiv Finance PLC Senior Unsecured (b)
07/11/16	9.375%	600,000		593,696
National JSC Naftogaz of Ukraine Government Guaranteed
09/30/14	9.500%	335,000		343,889
Total				937,585
UNITED ARAB EMIRATES 0.2%
Abu Dhabi National Energy Co. Senior Unsecured (b)
12/13/21	5.875%	700,000		818,634
Dolphin Energy Ltd. Senior Secured (b)
12/15/21	5.500%	1,000,000		1,169,236
Total				1,987,870

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
UNITED KINGDOM 0.3%
United Kingdom Gilt
09/07/21	3.750%	GBP $	370,000	$661,583
03/07/25	5.000%	GBP	1,500,000	2,988,613
Total				3,650,196
URUGUAY 0.1%
Uruguay Government International Bond Senior Unsecured PIK
01/15/33	7.875%	935,000		1,352,945
VENEZUELA 1.7%
Petroleos de Venezuela SA
04/12/17	5.250%	4,660,000		4,042,550
11/02/17	8.500%	5,835,000		5,674,537
11/17/21	9.000%	2,604,303		2,467,577
02/17/22	12.750%	180,300		203,739
Senior Unsecured
10/28/16	5.125%	1,201,000		1,059,883
Venezuela Government International Bond Senior Unsecured
05/07/23	9.000%	5,636,000		5,396,470
Total				18,844,756
Total Foreign Government Obligations (Cost: $191,252,737)				$211,298,618

Issue Description	Coupon Rate	Principal Amount		Value

Municipal Bonds –%
Cabazon Band Mission Indians Revenue Bonds Series 2004 (b)(e)(l)(m)
10/01/11	13.000%	350,000		210,000
Total Municipal Bonds (Cost: $350,000)				$210,000

Borrower	Weighted Average Coupon	Principal Amount		Value

Senior Loans 7.6%
Aerospace & Defense 0.1%
Huntington Ingalls Industries, Inc. Term Loan (j)(n)
03/30/16	2.750%	89,076		89,076
Spirit Aerosystems Tranche B Term Loan (c)(j)(n)
04/16/19	3.750%	275,000		277,665
TASC, Inc. Tranche B Term Loan (c)(j)(n)
12/31/15	4.500%	450,000		450,846

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Aerospace & Defense (continued)
TransDigm, Inc. Tranche C Term Loan (j)(n)
02/28/20	3.750%	$298,498	$302,229
Total			1,119,816
Airlines 0.2%
Delta Air Lines, Inc. (j)(n)
Tranche B1 Term Loan
10/18/18	5.250%	150,000	152,321
Tranche B2 Term Loan
04/18/16	4.250%	350,000	354,000
U.S. Airways Group, Inc. Term Loan (j)(n)
03/21/14	2.705%	479,167	478,434
United Continental Tranche B Term Loan (c)(j)(n)
03/27/19	4.000%	700,000	706,419
Total			1,691,174
Automotive 0.1%
Chrysler Group LLC Tranche B Term Loan (j)(n)
05/24/17	6.000%	394,485	401,389
Federal-Mogul Corp. (j)(n)
Tranche B Term Loan
12/29/14	2.138%	196,275	183,370
Tranche C Term Loan
12/28/15	2.138%	100,141	93,556
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan (j)(n)
04/30/19	4.750%	300,000	302,373
Navistar, Inc. Tranche B Term Loan (j)(n)
08/17/17	7.000%	199,500	201,445
Schaeffler AG Tranche C Term Loan (j)(n)
01/27/17	4.250%	250,000	252,708
Total			1,434,841
Brokerage 0.1%
Nuveen Investments, Inc. (j)(n)
1st Lien Tranche A Term Loan
05/13/17	5.204%	450,000	458,118
2nd Lien Term Loan
02/28/19	8.250%	200,000	204,376
Total			662,494

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Building Materials 0.1%

Armstrong World Industries, Inc. Tranche B Term Loan (j)(n)
03/15/20	3.500%	$200,000	$201,358
Custom Building Products, Inc. Term Loan (j)(n)
12/14/19	6.000%	249,437	253,803
Roofing Supply Group LLC Term Loan (j)(n)
05/31/19	5.000%	223,004	225,723
Wilsonart LLC Term Loan (j)(n)
10/31/19	5.500%	224,438	227,411
Total			908,295

Chemicals 0.4%

AI Chem & Cy SCA (c)(j)(n)
2nd Lien Term Loan
03/27/20	8.250%	100,000	102,125
Tranche B Term Loan
09/27/19	4.500%	200,000	202,250
AZ Chem U.S., Inc. Term Loan (j)(n)
12/22/17	5.250%	108,496	110,124
Ascend Performance Materials Operations LLC Tranche B Term Loan (j)(n)
04/10/18	6.750%	298,492	304,089
Dupont Performance Coatings, Inc. Tranche B Term Loan (j)(n)
02/01/20	4.750%	775,000	785,013
HII Holding Corp. 2nd Lien Term Loan (j)(n)
12/21/20	9.500%	500,000	507,500
Huntsman International LLC Tranche B Term Loan (j)(n)
04/19/17	2.743%	175,000	176,039
INEOS U.S. Finance LLC (c)(j)(n)
Term Loan
05/04/18	6.500%	274,307	278,617
INEOS U.S. Finance LLC (j)(n)
Term Loan
05/04/18	6.500%	99,000	100,555
Nexeo Solutions LLC (c)(j)(n)
Term Loan
09/08/17	5.000%	275,000	274,829
Nexeo Solutions LLC (j)(n)
Term Loan
09/08/17	5.000%	98,741	98,680
Omnova Solutions, Inc. Tranche B-1 Term Loan (j)(n)
05/31/18	4.250%	342,983	345,984

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Chemicals (continued)

PQ Corp. Term Loan (j)(n)
08/07/17	4.500%	$548,625	$554,457
Tronox Pigments BV (c)(j)(n)
Tranche B Term Loan
02/08/18	4.500%	74,271	75,261
Tronox Pigments BV (j)(n)
Tranche B Term Loan
02/08/18	4.500%	117,268	118,831
Univar, Inc. Tranche B Term Loan (j)(n)
06/30/17	5.000%	764,182	771,159
Total			4,805,513

Construction Machinery —%

Douglas Dynamics LLC Term Loan (j)(n)
04/18/18	5.750%	292,825	292,825
Manitowoc Co., Inc. (The) Tranche B Term Loan (j)(n)
11/13/17	4.250%	51,124	51,677
Total			344,502

Consumer Cyclical Services 0.2%

Acosta, Inc. Tranche D Term Loan (j)(n)
03/02/18	5.000%	318,018	321,894
IG Investments Holdings LLC Tranche B 1st Lien Term Loan (j)(n)
10/31/19	6.000%	199,500	199,999
KAR Auction Services, Inc. Term Loan (j)(n)
05/19/17	3.750%	273,893	277,119
Live Nation Entertainment, Inc. Tranche B Term Loan (j)(n)
11/07/16	4.500%	99,235	99,880
Monitronics International, Inc. Term Loan (j)(n)
03/23/18	4.250%	400,000	405,252
Sabre, Inc. (j)(n)
Tranche B Term Loan
02/19/19	5.250%	315,433	319,373
Tranche C Term Loan
02/19/18	4.000%	50,000	50,259
West Corp. (c)(j)(n)
Tranche B-8 Term Loan
06/30/18	4.250%	375,000	380,937
West Corp. (j)(n)
Tranche B-8 Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Consumer Cyclical Services (continued)

06/30/18	4.250%	$197,206	$200,328
Total			2,255,041

Consumer Products 0.2%

Affinion Group, Inc. Tranche B Term Loan (j)(n)
10/09/16	6.500%	618,287	604,246
Fender Musical Instruments Corp. (j)(n)
Delayed Draw Term Loan
06/09/14	5.500%	71,434	71,148
Term Loan
06/09/14	5.500%	141,360	140,794
Jarden Corp. Tranche B Term Loan (j)(n)
03/31/18	2.704%	147,560	148,790
Serta Simmons Holdings LLC Term Loan (j)(n)
10/01/19	5.003%	150,000	151,950
Sun Products Corp. (The) Tranche B Term Loan (c)(j)(n)
03/23/20	5.500%	1,148,000	1,158,045
Total			2,274,973

Diversified Manufacturing 0.3%

Air Distribution Technologies, Inc. (j)(n)
1st Lien Term Loan
11/09/18	5.000%	523,687	530,668
2nd Lien Term Loan
05/11/20	9.250%	325,000	333,531
Apex Tool Group LLC Term Loan (j)(n)
01/31/20	4.500%	525,000	531,710
Colfax Corp. Tranche B Term Loan (j)(n)
01/11/19	3.250%	124,688	125,272
Generac Power System, Inc. Term Loan (j)(n)
05/30/18	6.250%	362,444	369,846
IMG Worldwide, Inc. Tranche B Term Loan (j)(n)
06/16/16	5.500%	368,438	369,359
McJunkin Red Man Corp. Term Loan (j)(n)
11/08/19	6.250%	124,375	125,774
Rexnord LLC/RBS Global, Inc. Tranche B Term Loan (j)(n)
04/01/18	4.500%	273,625	276,632
Silver II Borrower S.C.A. Term Loan (j)(n)
12/13/19	4.000%	548,625	552,635

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Diversified Manufacturing (continued)

Tomkins LLC/Inc. Tranche B2 Term Loan (j)(n)
09/29/16	3.750%	$426,028	$430,557
Total			3,645,984

Electric 0.3%

Calpine Corp. (j)(n)
Term Loan
04/01/18	4.000%	147,750	149,474
04/01/18	4.000%	270,680	273,839
Equipower Resources Holdings LLC Tranche B 1st Lien Term Loan (j)(n)
12/21/18	5.500%	122,456	124,292
Essential Power LLC Term Loan (j)(n)
08/08/19	5.500%	191,920	194,319
FREIF North American Power I LLC (j)(n)
Tranche B Term Loan
03/29/19	6.000%	340,714	342,418
Tranche C Term Loan
03/29/19	6.000%	54,586	54,859
LSP Madison Funding LLC Term Loan (j)(n)
06/28/19	5.500%	63,333	64,066
NRG Energy, Inc. Term Loan (j)(n)
07/01/18	3.250%	294,750	298,434
Star West Generation LLC Tranche B Term Loan (j)(n)
03/13/20	5.000%	400,000	404,668
TPF Generation Holdings LLC 1st Lien Synthetic Letter of Credit (j)(n)
12/15/13	2.284%	45,620	45,506
Texas Competitive Electric Holdings Co. LLC Term Loan (j)(n)
10/10/14	3.733%	624,903	457,916
Topaz Power Tranche B Term Loan (c)(j)(n)
02/25/20	4.287%	250,000	253,750
Windsor Financing LLC Tranche B Term Loan (j)(n)
12/05/17	6.250%	124,612	128,039
Total			2,791,580

Entertainment 0.3%

24 Hour Fitness Worldwide, Inc. Tranche B Term Loan (j)(n)
04/22/16	7.500%	1,223,267	1,231,488

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Entertainment (continued)

Alpha Topco Ltd. Tranche B2 Term Loan (j)(n)
04/30/19	6.000%	$446,631	$453,330
Cedar Fair LP Term Loan (j)(n)
03/06/20	3.250%	225,000	227,673
Cinemark USA, Inc. Term Loan (j)(n)
12/18/19	3.210%	325,000	327,843
Six Flags Theme Parks, Inc. Tranche B Term Loan (j)(n)
12/20/18	4.001%	84,409	85,539
Zuffa LLC Term Loan (j)(n)
02/25/20	5.750%	673,312	681,729
Total			3,007,602

Environmental 0.2%

ADS Waste Holdings, Inc. Tranche B Term Loan (j)(n)
10/09/19	4.250%	349,125	352,689
EnviroSolutions Real Property Holdings, Inc. 2nd Lien Term Loan (j)(n)
07/29/14	8.000%	628,235	626,665
Synagro Technologies, Inc. (c)(j)(n)
1st Lien Term Loan
04/02/14	2.280%	500,000	475,500
Synagro Technologies, Inc. (j)(n)
1st Lien Term Loan
04/02/14	2.280%	423,977	403,202
WCA Waste Corp. Term Loan (j)(n)
03/23/18	5.500%	99,000	99,619
Waste Industries U.S.A., Inc. Tranche B Term Loan (j)(n)
03/17/17	4.000%	249,375	251,141
Total			2,208,816

Food and Beverage 0.3%

ARAMARK Corp. Tranche C Term Loan (j)(n)
07/26/16	3.756%	475,000	477,275
AdvancePierre Foods, Inc. 1st Lien Term Loan (j)(n)
07/10/17	5.750%	748,125	757,664
Aramark Corp. Tranche D Term Loan (j)(n)
08/22/19	4.000%	175,000	176,530
Del Monte Foods Co. (c)(j)(n)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Food and Beverage (continued)

Term Loan
03/08/18	4.000%	$175,000	$176,449
Del Monte Foods Co. (j)(n)
Term Loan
03/08/18	4.000%	608,504	613,542
Earthbound Holdings III LLC Term Loan (j)(n)
12/21/16	5.750%	498,726	483,764
HJ Heinz Co. Tranche B Term Loan (c)(j)(n)
02/15/20	3.500%	250,000	252,117
JBS U.S.A. LLC Term Loan (j)(n)
05/25/18	3.750%	98,500	98,500
Pinnacle Foods Finance LLC Tranche F Term Loan (j)(n)
10/17/18	4.750%	99,250	100,267
U.S. Foods, Inc. Term Loan (j)(n)
03/31/17	5.750%	219,954	222,633
Windsor Quality Food Co., Ltd. Tranche B Term Loan (j)(n)
02/16/17	5.000%	357,600	358,941
Total			3,717,682

Gaming 0.4%

Affinity Gaming LLC Term Loan (j)(n)
11/09/17	5.500%	99,000	100,485
BLB Wembly Term Loan (c)(j)(n)
09/27/18	4.533%	275,000	277,063
Caesars Entertainment Operating Co., Inc. (c)(j)(n)
Tranche B-6 Term Loan
01/28/18	5.530%	275,000	254,529
Tranche B4 Term Loan
10/31/16	9.500%	300,000	305,994
Caesars Octavius LLC Tranche B Term Loan (j)(n)
04/25/17	9.250%	325,000	332,312
Cannery Casino Resorts LLC (j)(n)
1st Lien Term Loan
10/02/18	6.000%	99,500	101,135
2nd Lien Term Loan
10/02/19	10.000%	100,000	96,750
Las Vegas Sands LLC (j)(n)
Tranche B Term Loan
11/23/16	2.710%	130,907	131,030
Tranche I Delayed Draw Term Loan
11/23/16	2.710%	16,454	16,470

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Gaming (continued)

MGM Resorts International Tranche B Term Loan (j)(n)
12/20/19	4.250%	$498,750	$506,481
Peppermill Casinos, Inc. Tranche B Term Loan (j)(n)
11/09/18	7.250%	399,000	406,980
Pinnacle Entertainment, Inc. Tranche A Term Loan (j)(n)
03/19/19	4.000%	272,250	273,611
ROC Finance LLC (j)(n)
Tranche B Term Loan
08/19/17	8.500%	411,667	422,987
ROC Finance LLC (j)(n)(o)
Tranche B Delayed Draw Term Loan
08/19/17	6.000%	8,333	8,563
ROC Finance LLC 1st Lien Term Loan (c)(j)(n)
03/15/19	5.000%	425,000	426,861
Stockbridge/SBE Holdings Tranche B Term Loan (j)(n)
05/02/17	13.000%	125,000	135,000
Twin River Worldwide Holdings, Inc. Term Loan (j)(n)
11/05/15	8.500%	418,889	420,757
Total			4,217,008

Gas Pipelines —%

Energy Transfer Equity LP Term Loan (j)(n)
03/24/17	3.750%	400,000	401,252

Health Care 0.5%

Alere, Inc. Tranche B Term Loan (j)(n)
06/30/17	4.250%	491,459	494,796
Bausch & Lomb, Inc. Term Loan (j)(n)
05/17/19	5.250%	198,500	200,306
Community Health Systems, Inc. Term Loan (j)(n)
01/25/17	3.787%	825,000	832,969
ConvaTec, Inc. Term Loan (j)(n)
12/22/16	5.000%	314,601	319,084
DaVita HealthCare Partners, Inc. Tranche B2 Term Loan (j)(n)
11/01/19	4.000%	224,437	226,507
HCA, Inc. (c)(j)(n)
Tranche B-2 Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Health Care (continued)

03/31/17	3.530%	$275,000	$277,252
HCA, Inc. (j)(n)
Tranche B3 Term Loan
05/01/18	3.454%	800,000	806,696
Health Management Associates, Inc. Tranche B Term Loan (j)(n)
11/16/18	3.500%	121,853	122,868
Iasis Healthcare LLC Tranche B-2 Term Loan (j)(n)
05/03/18	4.500%	638,139	645,848
MedAssets, Inc. Tranche B Term Loan (j)(n)
12/13/19	4.000%	236,875	239,440
Onex Carestream Finance LP Term Loan (j)(n)
02/25/17	5.000%	367,262	368,379
Quintiles Transnational Corp. Tranche B2 Term Loan (j)(n)
06/08/18	4.500%	460,499	466,113
Select Medical Corp. Tranche B Term Loan (j)(n)
06/01/18	5.500%	122,813	123,369
inVentiv Health, Inc. Term Loan (j)(n)
08/04/16	7.500%	106,379	105,315
Total			5,228,942

Independent Energy 0.1%

MEG Energy Corp. Term Loan (j)(n)
03/31/20	3.750%	174,558	176,217
Plains Exploration & Production Co. Term Loan (j)(n)
11/30/19	4.000%	325,000	325,325
Samson Investment Co. 2nd Lien Term Loan (j)(n)
09/25/18	6.000%	530,000	535,962
Total			1,037,504

Integrated Energy —%

Gibson Energy ULC Tranche B Term Loan (j)(n)
06/15/18	4.750%	120,110	121,711

Life Insurance 0.1%

Alliant Holdings I, Inc. (c)(j)(n)
Term Loan
12/20/19	5.000%	200,000	202,334
Alliant Holdings I, Inc. (j)(n)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Life Insurance (continued)

Term Loan
12/20/19	5.000%	$400,000	$404,668
Total			607,002

Lodging —%

Regent Seven Seas Cruises Tranche B Term Loan (j)(n)
12/21/18	4.750%	200,000	202,250

Media Cable 0.2%

Cequel Communications LLC Term Loan (j)(n)
02/14/19	4.000%	198,000	199,732
Encompass Digital Media, Inc. Tranche B-1 Term Loan (j)(n)
08/10/17	6.750%	445,508	448,293
MCC Iowa LLC (j)(n)
Tranche F Term Loan
10/23/17	4.500%	317,967	319,691
Tranche G Term Loan
01/20/20	4.000%	199,500	200,747
Mediacom Illinois LLC Tranche E Term Loan (j)(n)
10/23/17	4.500%	488,694	490,526
NEP/NCP Holdco, Inc. 1st Lien Term Loan (j)(n)
01/22/20	4.750%	450,000	454,500
Virgin Media Investment Tranche B Term Loan (c)(j)(n)
05/31/20	3.500%	300,000	298,557
Total			2,412,046

Media Non-Cable 0.5%

Clear Channel Communications, Inc. Tranche B Term Loan (j)(n)
01/29/16	3.854%	558,510	494,701
Cumulus Media Holdings, Inc. (j)(n)
1st Lien Term Loan
09/17/18	4.500%	562,169	569,078
2nd Lien Term Loan
09/16/19	7.500%	350,000	360,209
FoxCo Acquisition Sub LLC Tranche B Term Loan (j)(n)
07/14/17	5.500%	274,311	278,854
Getty Images, Inc. Term Loan (j)(n)
10/18/19	4.750%	748,125	757,851

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Media Non-Cable (continued)

Granite Broadcasting Tranche B 1st Lien Term Loan (j)(n)
05/23/18	9.500%	$198,500	$198,004
Gray Television, Inc. Term Loan (j)(n)
10/12/19	4.750%	168,694	170,521
Hubbard Radio LLC 1st Lien Term Loan (j)(n)
04/28/17	4.500%	120,971	122,029
ION Media Networks, Inc. Term Loan (j)(n)
06/25/18	7.250%	175,000	176,750
Intelsat Jackson Holdings SA Tranche B Term Loan (j)(n)
04/02/18	4.500%	296,994	301,004
National CineMedia LLC Term Loan (j)(n)
11/26/19	3.460%	200,000	201,312
Radio One, Inc. Term Loan (j)(n)
03/31/16	7.500%	389,948	399,139
Salem Communications Tranche B Term Loan (c)(j)(n)
03/14/20	3.780%	200,000	202,416
Tribune Co. Tranche B Term Loan (j)(n)
12/31/19	4.000%	224,438	226,233
Univision Communications, Inc. 1st Lien Term Loan (j)(n)
03/31/17	4.454%	283,448	284,652
Van Wagner Communications LLC Term Loan (j)(n)
08/03/18	8.250%	150,000	151,875
Total			4,894,628

Metals 0.3%

Essar Steel Algoma, Inc. Term Loan (j)(n)
09/19/14	8.750%	124,375	126,241
FMG Resources August 2006 Proprietary Ltd. Term Loan (j)(n)
10/18/17	5.250%	2,824,805	2,856,838
Metals USA, Inc. Tranche B Term Loan (j)(n)
12/13/19	6.250%	249,375	249,998

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Metals (continued)

Novelis, Inc. Term Loan (j)(n)
03/10/17	3.750%	$221,622	$224,392
Total			3,457,469

Non-Captive Consumer 0.1%

Springleaf Financial Funding Co. (c)(j)(n)
Term Loan
05/10/17	5.500%	175,000	175,912
Springleaf Financial Funding Co. (j)(n)
Term Loan
05/10/17	5.500%	400,000	402,084
Total			577,996

Non-Captive Diversified —%

Istar Financial, Inc. Term Loan (j)(n)
10/15/17	4.500%	278,881	281,059

Oil Field Services —%

FTS International, Inc. Term Loan (j)(n)
05/06/16	8.500%	330,307	311,955

Other Financial Institutions 0.1%

AlixPartners LLP Tranche B-2 Term Loan (j)(n)
06/30/19	4.500%	648,498	652,953
Moneygram International, Inc. Tranche B Term Loan (c)(j)(n)
03/28/20	4.250%	350,000	352,846
Total			1,005,799

Other Industry 0.1%

Advantage Sales & Marketing, Inc. 1st Lien Term Loan (j)(n)
12/18/17	4.250%	73,316	74,049
Harland Clarke Holdings Corp. Tranche B1 Term Loan (j)(n)
06/30/14	2.704%	293,005	291,127
On Assignment, Inc. Tranche B Term Loan (j)(n)
05/15/19	5.000%	100,544	101,589
Sensus U.S.A., Inc. 2nd Lien Term Loan (j)(n)
05/09/18	8.500%	350,000	350,438

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Other Industry (continued)

Symphonyiri Group, Inc. Tranche B Term Loan (c)(j)(n)
12/01/17	4.500%	$50,631	$51,137
WireCo WorldGroup, Inc. Term Loan (j)(n)
02/15/17	6.000%	248,750	251,238
Total			1,119,578

Packaging 0.3%

BWAY Holding Co. (c)(j)(n)
Term Loan
08/06/17	4.500%	175,000	176,838
BWAY Holding Co. (j)(n)
Term Loan
08/06/17	4.500%	392,017	396,134
Berlin Packaging LLC Term Loan (c)(j)(n)
04/01/19	4.750%	350,000	348,250
Berry Plastics Holding Corp. Tranche C Term Loan (j)(n)
04/03/15	2.204%	792,159	794,718
Consolidated Container Co. LLC Term Loan (j)(n)
07/03/19	5.000%	398,000	402,334
Reynolds Group Holdings, Inc. Term Loan (j)(n)
09/28/18	4.750%	619,409	627,987
Total			2,746,261

Pharmaceuticals 0.2%

Endo Pharmaceuticals Holdings, Inc. Tranche B Term Loan (j)(n)
06/17/18	4.000%	10,813	10,821
Grifols, Inc. Tranche B Term Loan (j)(n)
06/01/17	4.250%	266,370	268,730
Par Pharmaceutical Companies, Inc. Tranche B-1 Term Loan (j)(n)
09/30/19	4.250%	498,750	503,319
Patheon, Inc. (c)(j)(n)
Term Loan
12/14/18	7.250%	275,000	279,125
Patheon, Inc. (j)(n)
Term Loan
12/14/18	7.250%	224,437	227,804
Pharmaceutical Product Development, Inc. Term Loan (j)(n)
12/05/18	4.250%	374,062	378,114

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Pharmaceuticals (continued)

RPI Finance Trust Term Loan (j)(n)
05/09/18	3.500%	$395,240	$400,924
Valeant Pharmaceuticals International, Inc. (c)(j)(n)
Tranche C-1 Term Loan
12/11/19	3.500%	275,000	277,978
Valeant Pharmaceuticals International, Inc. (j)(n)
Tranche D-1 Term Loan
02/13/19	3.500%	149,375	151,002
Total			2,497,817

Property & Casualty 0.1%

Asurion LLC (c)(j)(n)
Tranche B1 Term Loan
05/24/19	4.500%	175,000	176,729
Asurion LLC (j)(n)
Tranche B1 Term Loan
05/24/19	4.500%	249,375	251,839
HUB International Ltd. Term Loan (j)(n)
06/13/17	4.704%	596,986	600,436
USI, Inc. Term Loan (j)(n)
12/27/19	5.250%	299,250	302,243
Total			1,331,247

REITs —%

CB Richard Ellis Services, Inc. Tranche C Term Loan (j)(n)
03/04/18	3.454%	98,500	98,562

Restaurants —%

OSI Restaurant Partners LLC Term Loan (j)(n)
10/28/19	4.750%	146,250	148,110

Retailers 0.7%

Academy Ltd. Term Loan (j)(n)
08/03/18	4.750%	893,072	904,851
BJ’s Wholesale Club, Inc. 1st Lien Term Loan (j)(n)
09/26/19	4.250%	473,813	477,859
Bass Pro Group LLC Term Loan (j)(n)
11/20/19	4.042%	224,438	226,493
Blue Buffalo Co., Ltd. Tranche B-2 Term Loan (j)(n)
08/08/19	4.750%	273,627	277,389

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Retailers (continued)

David’s Bridal, Inc. Term Loan (j)(n)
10/11/19	5.000%	$500,000	$505,995
General Nutrition Centers, Inc. Tranche B Term Loan (j)(n)
03/02/18	3.750%	849,227	855,749
J. Crew Group, Inc. Tranche B-1 Term Loan (j)(n)
03/07/18	4.000%	590,996	597,131
Jo-Ann Stores, Inc. Term Loan (j)(n)
03/16/18	4.000%	408,808	412,590
Michaels Stores, Inc. Tranche B Term Loan (j)(n)
01/28/20	3.750%	575,000	580,347
Neiman Marcus Group Inc., (The) Term Loan (j)(n)
05/16/18	4.000%	475,000	478,800
Orchard Supply Hardware LLC Tranche B1 Term Loan (j)(n)
12/21/13	5.032%	456,775	176,315
Pantry, Inc. (The) Term Loan (j)(n)
08/03/19	5.750%	124,375	125,358
Party City Holdings, Inc. Term Loan (j)(n)
07/27/19	4.250%	547,253	550,931
Pep Boys Term Loan (j)(n)
10/11/18	5.000%	174,563	176,963
PetCo Animal Supplies, Inc. Term Loan (j)(n)
11/24/17	4.000%	525,000	531,500
Pilot Travel Centers LLC Tranche B Term Loan (j)(n)
08/07/19	4.250%	404,024	408,444
Rite Aid Corp. (c)(j)(n)
Tranche 6 Term Loan
02/21/20	4.000%	150,000	151,625
Rite Aid Corp. (j)(n)
2nd Lien Term Loan
08/21/20	5.750%	300,000	310,500
Toys ‘R’ Us - Delaware, Inc. Term Loan (j)(n)
09/01/16	6.000%	338,065	330,739
Total			8,079,579

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Supermarkets 0.1%

Albertson’s LLC Tranche B Term Loan (c)(j)(n)
03/22/16	5.750%	$150,000	$152,438
Crossmark Holdings, Inc. 1st Lien Tranche B Term Loan (j)(n)
12/20/19	4.500%	125,000	125,000
Supervalu, Inc. Term Loan (c)(j)(n)
08/10/18	8.000%	375,000	381,135
Total			658,573

Technology 0.6%

Aeroflex, Inc. Tranche B Term Loan (j)(n)
05/09/18	5.750%	918,833	927,691
Alcatel-Lucent U.S.A., Inc. Term Loan (j)(n)
01/30/19	7.250%	548,625	556,487
Ancestry.com, Inc. Term Loan (j)(n)
12/28/18	7.000%	299,250	299,944
Arris Group, Inc. Tranche B Term Loan (c)(j)(n)
03/28/20	3.034%	225,000	225,281
Commscope, Inc. Tranche 2 Term Loan (j)(n)
01/14/18	3.750%	620,787	626,728
Edwards Ltd. 1st Lien Term Loan (j)(n)
03/26/20	4.750%	367,771	367,771
Freescale Semiconductor, Inc. Tranche B4 Term Loan (j)(n)
03/01/20	5.000%	297,085	297,736
Greeneden U.S. Holdings II LLC Term Loan (j)(n)
02/08/20	4.000%	142,857	143,571
Infogroup, Inc. Tranche B Term Loan (j)(n)
05/26/18	5.750%	275,000	249,562
Interactive Data Corp. Term Loan (j)(n)
02/11/18	3.750%	191,611	193,648
Kasima LLC Term Loan (j)(n)
03/31/17	5.000%	147,000	147,735
Openlink International, Inc. Term Loan (j)(n)
10/30/17	7.750%	74,063	74,100

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Technology (continued)

RP Crown Parent LLC 1st Lien Term Loan (j)(n)
12/21/18	6.750%	$299,250	$304,861
Riverbed Technology, Inc. Term Loan (j)(n)
12/18/19	4.000%	159,778	161,126
Rovi Solutions Corp./Guides, Inc. Tranche B2 Term Loan (j)(n)
03/29/19	4.000%	613,674	612,140
SCS Holdings I, Inc. Term Loan (j)(n)
12/07/18	7.000%	161,538	163,558
Sensata Technology BV/Finance Co. LLC Term Loan (j)(n)
05/12/18	3.750%	548,608	554,340
Syniverse Holdings, Inc. Term Loan (j)(n)
04/23/19	5.000%	397,000	399,878
Trans Union LLC Term Loan (j)(n)
02/08/19	4.250%	96,947	98,159
Verint Systems, Inc. Term Loan (j)(n)
09/06/19	4.000%	96,000	96,560
Total			6,500,876

Textile —%

Cole Haan LLC Term Loan (j)(n)
01/31/20	5.750%	175,000	176,969
Springs Window Fashions LLC Tranche B Term Loan (j)(n)
05/31/17	6.000%	111,384	111,848
Total			288,817

Transportation Services 0.1%

Avis Budget Car Rental LLC Tranche B Term Loan (j)(n)
03/15/19	3.750%	573,688	579,545
Commercial Barge Line Co. Term Loan (c)(j)(n)
09/22/19	7.500%	175,000	175,000
Hertz Corp. (The) Letter of Credit (j)(n)
03/11/18	3.750%	250,000	245,625
Total			1,000,170

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Wireless 0.1%

Cricket Communications Leap Wireless Tranche C Term Loan (c)(j)(n)
04/16/20	4.750%	$200,000	$201,050
Cricket Communications, Inc. Term Loan (j)(n)
10/10/19	4.750%	74,813	75,140
Instant Web, Inc. (j)(n)
Delayed Draw Term Loan
08/07/14	3.579%	13,758	9,631
Term Loan
08/07/14	3.579%	131,981	92,387
MetroPCS Wireless, Inc. Tranche B3 Term Loan (j)(n)
03/17/18	4.000%	692,674	694,281
Telesat Canada Tranche B Term Loan (j)(n)
03/28/19	5.500%	272,938	275,211
Total			1,347,700

Wirelines 0.2%

Alaska Communications Systems Holdings, Inc. Term Loan (j)(n)
10/21/16	5.500%	417,871	408,022
Integra Telecom, Inc. 1st Lien Tranche B Term Loan (j)(n)
02/22/19	6.000%	250,000	253,165
Windstream Corp. (j)(n)
Tranche B3 Term Loan
08/08/19	4.000%	248,125	251,383
Tranche B4 Term Loan
01/23/20	3.500%	299,250	302,057

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Wirelines (continued)

Zayo Group LLC Tranche B Term Loan (c)(j)(n)
07/02/19	4.500%	$325,000	$328,065
Total			1,542,692

Total Senior Loans (Cost: $82,478,705)			$82,984,916

Issuer		Shares	Value

Common Stocks —%

FINANCIALS —%

Real Estate Investment Trusts (REITs) —%

Fairlane Management Corp. (d)(f)(p)		2,000	$—

TOTAL FINANCIALS			—

Total Common Stocks (Cost: $—)			$—

Warrants —%

ENERGY —%

Energy Equipment & Services —%

Green Field Energy Services, Inc. (p)		1,854	$101,970

TOTAL ENERGY			101,970
Total Warrants (Cost: $75,032)			$101,970

		Shares	Value

Money Market Funds 6.9%

Columbia Short-Term Cash Fund, 0.132% (q)(r)		75,643,895	$75,643,895

Total Money Market Funds (Cost: $75,643,895)			$75,643,895

Total Investments
(Cost: $1,074,917,858) (s)			$1,131,644,702(t)
Other Assets & Liabilities, Net			(40,877,151)

Net Assets			$1,090,767,551

Investments in Derivatives
Futures Contracts Outstanding at March 31, 2013

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Long Bond, 20-year	560	80,902,500	June 2013	1,364,816	—
U.S. Treasury Note, 5-year	(649)	(80,511,494)	June 2013	—	(388,960)
U.S. Treasury Note, 10-year	(1,488)	(196,392,757)	June 2013	—	(1,437,395)
Total				1,364,816	(1,826,355)

Credit Default Swap Contracts Outstanding at March 31, 2013
Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Capital	Federative Republic of Brazil	September 20, 2014	1.470	400,000	(4,205)	(147)	—	(4,352)
Total							—	(4,352)

Forward Foreign Currency Exchange Contracts Open at March 31, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman, Sachs & Co.	April 5, 2013	960,751	3,072,000	—	(17,784)
		(USD)	(PLN)
J.P. Morgan Securities, Inc.	April 15, 2013	2,430,684	234,000,000	55,318	—
		(USD)	(JPY)
Citigroup Global Markets, Inc.	April 16, 2013	2,222,747	68,694,000	—	(19,285)
		(USD)	(RUB)
UBS Securities	April 17, 2013	5,544,000	5,427,844	—	(27,910)
		(CAD)	(USD)
Goldman, Sachs & Co.	April 17, 2013	10,510,000	13,661,669	188,105	—
		(EUR)	(USD)
Citigroup Global Markets, Inc.	April 17, 2013	5,367,000	7,987,819	—	(166,399)
		(GBP)	(USD)
Deutsche Bank	April 17, 2013	13,321,042	12,969,000	166,524	—
		(USD)	(AUD)
J.P. Morgan Securities, Inc.	April 17, 2013	5,417,233	514,582,000	49,725	—
		(USD)	(JPY)
Barclays Bank PLC	April 17, 2013	8,136,754	47,535,000	—	(3,046)
		(USD)	(NOK)
UBS Securities	April 23, 2013	459,000	377,303	—	(6,206)
		(NZD)	(USD)
Morgan Stanley	April 30, 2013	15,680,000	783,552	3,602	—
		(CZK)	(USD)
Total				463,274	(240,630)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of these securities amounted to $333,005,342 or 30.53% of net assets.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2013, the value of these securities amounted to $2,018,400, which represents 0.19% of net assets.

(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2013 was $210,000, representing 0.02% of net assets. Information concerning such security holdings at March 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
10/01/11 13.000%	10-04-04	350,000
Six Flags, Inc.
06/01/14 9.625%	05-07-10	—

(f)	Negligible market value.
(g)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at March 31, 2013:

	Principal	Settlement	Proceeds
Security Description	Amount ($)	Date	Receivable ($)	Value ($)
Federal National Mortgage Association
04/01/43 4.500%	4,000,000	04/11/13	4,298,750	4,309,375

(h)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(i)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(j)	Variable rate security.
(k)

At March 31, 2013, investments in securities included securities valued at $1,426,349 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(l)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2013, the value of these securities amounted to $210,000, which represents 0.02% of net assets.

(m)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At March 31, 2013, the value of these securities amounted to $210,000 or 0.02% of net assets.

(n)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(o)

At March 31, 2013, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
ROC Finance LLC
Delayed Draw Term Loan	3,333

(p)	Non-income producing.
(q)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(r)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	61,678,259	93,241,685	(79,276,049)	—	75,643,895	18,914	75,643,895

(s)

At March 31, 2013, the cost of securities for federal income tax purposes was approximately $1,074,918,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$61,859,000
Unrealized Depreciation	(5,132,000)
Net Unrealized Appreciation	$56,727,000

(t)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind

STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romania, New Lei
RUB	Russian Rouble
SEK	Swedish Krona
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at themeasurement date  (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	522,477,557	—	522,477,557
Residential Mortgage-Backed Securities - Agency	—	113,775,484	2,018,400	115,793,884
Residential Mortgage-Backed Securities - Non-Agency	—	31,729,977	23,210,348	54,940,325
Commercial Mortgage-Backed Securities - Non-Agency	—	16,459,597	3,396,000	19,855,597
Asset-Backed Securities - Non-Agency	—	1,660,850	—	1,660,850
Inflation-Indexed Bonds	—	12,325,938	—	12,325,938
U.S. Treasury Obligations	34,351,152	—	—	34,351,152
Foreign Government Obligations	—	211,298,618	—	211,298,618
Municipal Bonds	—	210,000	—	210,000
Total Bonds	34,351,152	909,938,021	28,624,748	972,913,921
Senior Loans
Aerospace & Defense	—	1,030,740	89,076	1,119,816
Diversified Manufacturing	—	3,276,625	369,359	3,645,984
Electric	—	2,348,797	442,783	2,791,580
Environmental	—	2,109,197	99,619	2,208,816
Food and Beverage	—	3,619,182	98,500	3,717,682
Gaming	—	3,375,600	841,408	4,217,008
Media Non-Cable	—	4,696,624	198,004	4,894,628
Other Industry	—	868,340	251,238	1,119,578
Technology	—	5,741,001	759,875	6,500,876
Wireless	—	1,245,682	102,018	1,347,700
All other industries	—	51,421,248	—	51,421,248
Total Senior Loans	—	79,733,036	3,251,880	82,984,916
Equity Securities
Warrants
Energy	—	101,970	—	101,970
Total Equity Securities	—	101,970	—	101,970
Other
Money Market Funds	75,643,895	—	—	75,643,895
Total Other	75,643,895	—	—	75,643,895

Investments in Securities	109,995,047	989,773,027	31,876,628	1,131,644,702
Forward Sale Commitments Liability	—	(4,309,375)	—	(4,309,375)
Derivatives
Assets
Futures Contracts	1,364,816	—	—	1,364,816
Forward Foreign Currency Exchange Contracts	—	463,274	—	463,274
Liabilities
Futures Contracts	(1,826,355)	—	—	(1,826,355)
Swap Contracts	—	(4,352)	—	(4,352)
Forward Foreign Currency Exchange Contracts	—	(240,630)	—	(240,630)
Total	109,533,508	985,681,944	31,876,628	1,127,092,080

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain residential and commercial mortgage backed securities as well as senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Residential	Residential	Commercial
	Mortgage-Backed	Mortgage-Backed	Mortgage-Backed
	Securities -	Securities -	Securities -
	Agency ($)	Non-Agency ($)	Non-Agency ($)	Senior Loans ($)	Total ($)
Balance as of December 31, 2012	—	29,066,288	—	2,882,129	31,948,417
Accrued discounts/premiums	(889)	1,339	—	824	1,274
Realized gain (loss)	—	3,192	—	876	4,068
Change in unrealized appreciation (depreciation)(a)	(711)	40,934	3	(15,913)	24,313
Sales	—	(3,045,607)	—	(571,982)	(3,617,589)
Purchases	2,020,000	5,760,618	3,395,997	628,314	11,804,929
Transfers into Level 3	—	—	—	1,246,851	1,246,851
Transfers out of Level 3	—	(8,616,416)	—	(919,219)	(9,535,635)
Balance as of March 31, 2013	2,018,400	23,210,348	3,396,000	3,251,880	31,876,628

(a)Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2013 was $37,699, which is comprised of Residential Mortgage-Backed Securities - Agency $(711), Residential Mortgage-Backed Securities - Non-Agency $42,261, Commercial Mortgage-Backed Securities - Non-Agency $3 and Senior Loans $(3,854).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end, March 31, 2013.

Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Consolidated Portfolio of Investments

Variable Portfolio – AQR Managed Futures Strategy Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Principal Amount	Value

Treasury Note Short-Term 10.8%
U.S. Treasury Bills
06/20/13	0.060%	$41,660,808	$41,664,208
Total Treasury Note Short-Term (Cost: $41,660,808)			$41,664,208

	Shares	Value

Money Market Funds 80.6%
Columbia Short-Term Cash Fund, 0.132% (a)(b)	210,041,277	$210,041,277

	Shares	Value

Money Market Funds (continued)
JPMorgan Prime Money Market Fund, 0.010% (a)	50,000,000	$50,000,000
JPMorgan U.S. Treasury Plus Money Market Fund, 0.000% (a)	50,000,000	50,000,000
Total Money Market Funds (Cost: $310,041,277)		$310,041,277
Total Investments
(Cost: $351,702,085) (c)		$351,705,485	(d)
Other Assets & Liabilities, Net		32,902,717
Net Assets		$384,608,202

Investments in Derivatives
Futures Contracts Outstanding at March 31, 2013

At March 31, 2013, $9,300,000 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of		Notional		Unrealized
	Contracts	Trading	Market	Expiration	Appreciation
Contract Description	Long (Short)	Currency	Value ($)	Date	(Depreciation) ($)
3-Month Euro Euribor	175	EUR	55,842,628	September 2014	15,428
3-Month Euro Euribor	117	EUR	37,361,031	March 2014	(12,420)
3-Month Euro Euribor	172	EUR	54,819,182	March 2015	(121)
3-Month Euro Euribor	47	EUR	15,017,315	September 2013	(11,858)
3-Month Euro Euribor	83	EUR	26,510,629	December 2013	(18,698)
3-Month Euro Euribor	175	EUR	55,808,979	December 2014	20,752
3-Month Euro Euribor	150	EUR	47,884,337	June 2014	4,427
3-Month Euro Swiss Franc	(110)	CHF	(28,988,991)	September 2013	(26,747)
90-Day Eurodollar	85	USD	21,134,188	December 2014	304
90-Day Eurodollar	41	USD	10,199,775	September 2014	(1,542)
90-Day Eurodollar	(1)	USD	(248,875)	June 2014	(1)
90-Day Eurodollar	(56)	USD	(13,948,200)	September 2013	1,835
90-Day Eurodollar	(49)	USD	(12,198,550)	March 2014	135
90-Day Eurodollar	110	USD	27,332,250	March 2015	2,716
90-Day Eurodollar	(81)	USD	(20,169,000)	December 2013	1,788
90-Day Sterling	427	GBP	80,678,905	September 2014	59,024
90-Day Sterling	298	GBP	56,319,334	March 2014	(9,179)
90-Day Sterling	456	GBP	86,132,286	December 2014	94,353
90-Day Sterling	154	GBP	29,100,235	September 2013	(28,374)
90-Day Sterling	470	GBP	88,740,992	March 2015	24,541
90-Day Sterling	235	GBP	44,410,666	December 2013	(24,743)
90-Day Sterling	372	GBP	70,301,140	June 2014	28,950
Amsterdam Index	129	EUR	11,489,126	April 2013	(148,703)
Australian Bond, 3-year	(184)	AUD	(18,609,273)	June 2013	(29,191)
Australian Bond, 10-year	4	AUD	402,176	June 2013	377
Canadian Bank Accept	(1)	CAD	(242,999)	September 2013	(2)
Canadian Bank Accept	88	CAD	21,383,868	December 2013	(9,916)
Brent Crude	(21)	USD	(2,305,590)	May 2013	(21,980)
CAC40 10 Euro	184	EUR	8,802,316	April 2013	(233,581)
Canadian Bond, 10-year	253	CAD	33,627,071	June 2013	153,947
Cocoa	(334)	USD	(7,247,800)	May 2013	10,359
Coffee ‘C’	(204)	USD	(10,491,975)	May 2013	365,355

	Number of		Notional		Unrealized
	Contracts	Trading	Market	Expiration	Appreciation
Contract Description	Long (Short)	Currency	Value ($)	Date	(Depreciation) ($)
Corn	214	USD	7,439,175	May 2013	(263,320)
Cotton No.2	68	USD	3,007,640	May 2013	(9,272)
Crude Oil Financial	(43)	USD	(4,180,890)	April 2013	(208,120)
DAX Index	45	EUR	11,248,962	June 2013	(271,186)
DJIA Mini E-CBOT	259	USD	18,773,615	June 2013	186,276
Euro-Buxl Bond, 30-year	64	EUR	11,112,929	June 2013	104,839
Euro-Bobl	210	EUR	34,111,588	June 2013	180,132
Euro-Bund	158	EUR	29,466,442	June 2013	312,235
FTSE 100 Index	174	GBP	16,791,044	June 2013	(168,975)
FTSE/JSE Top 40	483	ZAR	18,654,380	June 2013	(273,227)
FTSE/MIB Index	(28)	EUR	(2,698,527)	June 2013	110,301
Globex Heat Oil	(50)	USD	(6,398,700)	May 2013	(55,553)
Globex RBOB Gasoline	80	USD	10,451,616	May 2013	(101,304)
Hang Seng Index	22	HKD	3,162,311	April 2013	7,683
H-Shares Index	(25)	HKD	(1,752,807)	April 2013	8,635
IBEX 35 Index	29	EUR	2,912,148	April 2013	(221,599)
ICE Euro Gasoline	(37)	USD	(3,397,525)	May 2013	(39,355)
Japan Bond, 10-year	54	JPY	83,671,748	June 2013	507,501
KOSPI2 Index	(57)	KRW	(6,759,977)	June 2013	(83,886)
Lean Hogs	(250)	USD	(9,107,500)	June 2013	(17,462)
LME Copper	(35)	USD	(6,595,750)	June 2013	171,405
LME Nickel	(29)	USD	(2,897,448)	June 2013	(861)
LME Pri Aluminum	(3)	USD	(143,513)	June 2013	4,533
LME Zinc	(123)	USD	(5,824,819)	June 2013	135,160
Long Gilt	126	GBP	22,740,510	June 2013	213,513
MSCI Singapore Index	235	SGD	14,126,335	April 2013	87,905
MSCI Taiwan Index	305	USD	8,579,650	April 2013	(8,832)
NASDAQ 100 E-Mini	179	USD	10,063,380	June 2013	47,442
Natural Gas Swap	640	USD	6,438,400	May 2013	106,713
Russell 2000 E-Mini	135	USD	12,789,900	June 2013	109,863
S&P Mid Cap 400 E-Mini	132	USD	15,193,200	June 2013	279,062
S&P/Toronto Stock Exchange 60 Index	113	CAD	16,216,115	June 2013	(128,299)
S&P500 E-Mini	208	USD	16,252,080	June 2013	164,735
S&P500 E-Mini	(87)	CHF	(22,929,948)	December 2013	(29,168)
SGX S&P CNX Nifty	(20)	USD	(228,880)	April 2013	(2,435)
Silver	(54)	USD	(7,647,210)	May 2013	554,129
Soybean	28	USD	1,966,650	May 2013	(12,258)
Soybean Meal	50	USD	2,023,000	May 2013	(49,576)
Soybean Oil	(275)	USD	(8,268,150)	May 2013	(96,705)
SPI 200	106	AUD	13,704,195	June 2013	(116,556)
Sugar #11 (World)	(523)	USD	(10,344,521)	May 2013	315,765
TOPIX Index	76	JPY	8,400,489	June 2013	322,867
U.S. Treasury Long Bond	50	USD	7,223,438	June 2013	31,072
U.S. Treasury Note, 5-year	169	USD	20,965,243	July 2013	26,555
U.S. Treasury Note, 10-year	212	USD	27,980,689	June 2013	110,470
Wheat	(66)	USD	(2,269,575)	May 2013	84,303
Total					2,232,380

Forward Foreign Currency Exchange Contracts Open at March 31, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Royal Bank of Scotland	June 19, 2013	40,536,000	41,183,695	—	(770,967)
		(AUD)	(USD)
Royal Bank of Scotland	June 19, 2013	20,976,000	20,350,526	—	(261,428)
		(CAD)	(USD)
Royal Bank of Scotland	June 19, 2013	800,000	848,187	4,604	—
		(CHF)	(USD)
Royal Bank of Scotland	June 19, 2013	271,400,000	13,810,026	305,489	—
		(CZK)	(USD)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Royal Bank of Scotland	June 19, 2013	51,905,000	67,292,893	720,606	—
		(EUR)	(USD)
Royal Bank of Scotland	June 19, 2013	7,559,000	9,660,402	—	(34,614)
		(EUR)	(USD)
Royal Bank of Scotland	June 19, 2013	33,373,000	50,243,376	—	(444,456)
		(GBP)	(USD)
Royal Bank of Scotland	June 19, 2013	190,000,000	794,908	1,769
		(HUF)	(USD)
Royal Bank of Scotland	June 19, 2013	360,000,000	1,498,377	—	(4,414)
		(HUF)	(USD)
Royal Bank of Scotland	June 19, 2013	32,100,000,000	3,276,513	10,499	—
		(IDR)	(USD)
Royal Bank of Scotland	June 19, 2013	14,006,265,000	150,337,522	1,465,869	—
		(JPY)	(USD)
Royal Bank of Scotland	June 19, 2013	4,250,138,000	44,593,605	—	(580,827)
		(JPY)	(USD)
Royal Bank of Scotland	June 19, 2013	3,090,000,000	2,771,080	8,030	—
		(KRW)	(USD)
Royal Bank of Scotland	June 19, 2013	2,030,000,000	1,808,321	—	(6,887)
		(KRW)	(USD)
Royal Bank of Scotland	June 19, 2013	3,400,000	263,566		(9,673)
		(MXN)	(USD)
Royal Bank of Scotland	June 19, 2013	18,090,000	5,777,719	—	(54,984)
		(MYR)	(USD)
Royal Bank of Scotland	June 19, 2013	147,861,000	25,400,653	163,138	—
		(NOK)	(USD)
Royal Bank of Scotland	June 19, 2013	13,917,000	2,372,863	—	(2,547)
		(NOK)	(USD)
Royal Bank of Scotland	June 19, 2013	40,650,000	33,211,080	—	(621,918)
		(NZD)	(USD)
Royal Bank of Scotland	June 19, 2013	25,000,000	611,506	—	(1,660)
		(PHP)	(USD)
Royal Bank of Scotland	June 19, 2013	7,900,000	2,424,445	13,654	—
		(PLN)	(USD)
Royal Bank of Scotland	June 19, 2013	130,000	105,144	314	—
		(SGD)	(USD)
Royal Bank of Scotland	June 19, 2013	7,630,000	6,121,258	—	(36,678)
		(SGD)	(USD)
Royal Bank of Scotland	June 19, 2013	368,700,000	12,450,093	84,661	—
		(TWD)	(USD)
Royal Bank of Scotland	June 19, 2013	114,500,000	12,430,458	110,686
		(ZAR)	(USD)
Royal Bank of Scotland	June 19, 2013	37,700,000	4,039,536	—	(16,843)
		(ZAR)	(USD)
Royal Bank of Scotland	June 19, 2013	79,981,438	77,937,000	683,168	—
		(USD)	(AUD)
Royal Bank of Scotland	June 19, 2013	10,244,424	9,867,000	—	(32,102)
		(USD)	(AUD)
Royal Bank of Scotland	June 19, 2013	1,262,601	2,510,000	—	(32,071)
		(USD)	(BRL)
Royal Bank of Scotland	June 19, 2013	20,722,768	21,187,000	96,524	—
		(USD)	(CAD)
Royal Bank of Scotland	June 19, 2013	5,683,114	5,782,000	—	(1,463)
		(USD)	(CAD)
Royal Bank of Scotland	June 19, 2013	755,899	710,000	—	(7,219)
		(USD)	(CHF)
Royal Bank of Scotland	June 19, 2013	2,924,101	1,405,000,000	22,640	—
		(USD)	(CLP)
Royal Bank of Scotland	June 19, 2013	209,846	100,000,000	—	(114)
		(USD)	(CLP)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Royal Bank of Scotland	June 19, 2013	680,692	1,240,000,000	—	(5,971)
		(USD)	(COP)
Royal Bank of Scotland	June 19, 2013	29,887,241	22,933,000	—	(473,846)
		(USD)	(EUR)
Royal Bank of Scotland	June 19, 2013	10,178,229	6,716,000	22,216	—
		(USD)	(GBP)
Royal Bank of Scotland	June 19, 2013	1,656,262	1,087,000	—	(5,296)
		(USD)	(GBP)
Royal Bank of Scotland	June 19, 2013	3,024,908	702,000,000	—	(94,467)
		(USD)	(HUF)
Royal Bank of Scotland	June 19, 2013	8,319,625	30,760,000	113,388	—
		(USD)	(ILS)
Royal Bank of Scotland	June 19, 2013	302,501	1,100,000	—	(930)
		(USD)	(ILS)
Royal Bank of Scotland	June 19, 2013	9,607,995	538,000,000	105,884	—
		(USD)	(INR)
Royal Bank of Scotland	June 19, 2013	6,151,531	339,000,000	—	(30,704)
		(USD)	(INR)
Royal Bank of Scotland	June 19, 2013	281,622	27,000,000	5,359	—
		(USD)	(JPY)
Royal Bank of Scotland	June 19, 2013	3,862,813	356,499,000	—	(73,609)
		(USD)	(JPY)
Royal Bank of Scotland	June 19, 2013	18,869,491	20,064,000,000	—	(413,389)
		(USD)	(KRW)
Royal Bank of Scotland	June 19, 2013	20,502,384	260,000,000	392,343	—
		(USD)	(MXN)
Royal Bank of Scotland	June 19, 2013	361,751	4,500,000	—	(111)
		(USD)	(MXN)
Royal Bank of Scotland	June 19, 2013	900,561	2,800,000	2,235	—
		(USD)	(MYR)
Royal Bank of Scotland	June 19, 2013	27,906,980	160,038,000	—	(591,045)
		(USD)	(NOK)
Royal Bank of Scotland	June 19, 2013	80,010,283	96,900,000	639,594	—
		(USD)	(NZD)
Royal Bank of Scotland	June 19, 2013	14,588,328	17,495,000	—	(27,239)
		(USD)	(NZD)
Royal Bank of Scotland	June 19, 2013	10,078,231	409,400,000	—	(37,025)
		(USD)	(PHP)
Royal Bank of Scotland	June 19, 2013	10,653,782	34,140,000	—	(235,502)
		(USD)	(PLN)
Royal Bank of Scotland	June 19, 2013	17,978,465	561,700,000	—	(151,428)
		(USD)	(RUB)
Royal Bank of Scotland	June 19, 2013	61,469,835	394,314,000	—	(1,061,062)
		(USD)	(SEK)
Royal Bank of Scotland	June 19, 2013	7,487,638	9,300,000	11,745	—
		(USD)	(SGD)
Royal Bank of Scotland	June 19, 2013	994,422	1,230,000	—	(2,568)
		(USD)	(SGD)
Royal Bank of Scotland	June 19, 2013	1,252,030	2,300,000	6,417	—
		(USD)	(TRY)
Royal Bank of Scotland	June 19, 2013	12,045,736	21,930,000	—	(46,715)
		(USD)	(TRY)
Royal Bank of Scotland	June 19, 2013	2,179,745	65,000,000	220	—
		(USD)	(TWD)
Royal Bank of Scotland	June 19, 2013	574,737	17,000,000	—	(4,593)
		(USD)	(TWD)
Royal Bank of Scotland	June 19, 2013	223,288	2,100,000	2,664	—
		(USD)	(ZAR)
Total				4,993,716	(6,176,365)

Total Return Swap Contracts on Futures at March 31, 2013

					Unrealized
		Expiration	Notional	Notional	Appreciation
Counterparty	Reference Instrument	Date	Currency	Amount	(Depreciation) ($)
Barclays	Corn Futures	May 2013	USD	2,085,750	(44,675)
Barclays	Silver Futures	May 2013	USD	(5,239,755)	89,395
Barclays	Soybean Futures	May 2013	USD	7,023,750	(275,455)
Goldman Sachs International	Soybean Meal	May 2013	USD	849,660	(53,970)
Barclays	Euro-Bobl Futures	June 2013	EUR	11,370,529	(12,146)
Barclays	Euro-SCHATZ Futures	June 2013	EUR	45,173,396	14,572
Barclays	Gold 100 0z.	June 2013	USD	(26,648,190)	191,580
Barclays	Lean Hogs Futures	June 2013	USD	(8,160,320)	(25,700)
Barclays	LME Aluminum Futures	June 2013	USD	(14,542,600)	498,043
JPMorgan	Swiss Market Index Futures	June 2013	CHF	15,719,456	40,344
Barclays	U.S. Treasury Note, 2-year Futures	July 2013	USD	13,227,187	1,209
Barclays	U.S. Treasury Note, 5-year Futures	July 2013	USD	10,916,813	3,068
Total					426,265

Notes to Consolidated Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends-Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	205,311,152	201,255,365	(196,525,240)	210,041,277	98,732	210,041,277

(c)

At March 31, 2013, the cost of securities for federal income tax purposes was approximately $351,702,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$3,000
Unrealized Depreciation	—
Net Unrealized Appreciation	$3,000

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Rouble

SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include:  (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific  or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the  reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and  changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors  and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However,  the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring  procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Short-Term Securities
Treasury Note Short-Term	41,664,208	—	—	41,664,208
Total Short-Term Securities	41,664,208	—	—	41,664,208
Other
Money Market Funds	310,041,277	—	—	310,041,277
Total Other	310,041,277	—	—	310,041,277
Investments in Securities	351,705,485	—	—	351,705,485
Derivatives
Assets
Futures Contracts	4,967,385	—	—	4,967,385
Total Return Swap Contracts	—	838,211	—	838,211
Forward Foreign Currency Exchange Contracts	—	4,993,716	—	4,993,716
Liabilities
Futures Contracts	(2,735,005)	—	—	(2,735,005)
Total Return Swap Contracts	—	(411,946)	—	(411,946)
Forward Foreign Currency Exchange Contracts	—	(6,176,365)	—	(6,176,365)
Total	353,937,865	(756,384)	—	353,181,481

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Consolidated Portfolio of Investments

Variable Portfolio – Eaton Vance Global Macro Advantage Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 1.8%
FRANCE 0.5%
Sanofi	9,290	$943,978
Total SA	16,350	782,896
Total		1,726,874
GERMANY 1.0%
Deutsche Euroshop AG	29,450	1,191,217
Deutsche Wohnen AG	64,167	1,166,341
GSW Immobilien AG	29,216	1,155,724
Total		3,513,282
LUXEMBOURG 0.3%
GAGFAH SA (a)	101,491	1,246,453
Total Common Stocks (Cost: $5,690,636)		$6,486,609

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations(b) 29.5%
ALBANIA 0.2%
Albania Government International Bond Senior Unsecured
11/04/15	7.500%	EUR	500,000	$661,755
CYPRUS 0.9%
Cyprus Government International Bond
06/03/13	3.750%	EUR	2,358,000	2,750,570
11/01/15	3.750%	EUR	350,000	300,594
Total				3,051,164
GERMANY 1.4%
Bundesrepublik Deutschland
07/04/34	4.750%	EUR	2,590,000	4,814,655
GUATEMALA 0.5%
Guatemala Government Bond Senior Unsecured (c)
02/13/28	4.875%		1,870,000	1,846,805
ISRAEL 0.2%
Israel Government International Bond Senior Unsecured
01/30/43	4.500%		714,000	686,332
MEXICO 7.0%
Mexican Bonos
06/19/14	7.000%	MXN	256,025,900	21,434,833

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (b) (continued)
MEXICO (CONTINUED)
12/18/14	9.500%	MXN	32,150,000	$2,832,267
Total				24,267,100
MONGOLIA 0.2%
Mongolia Government International Bond Senior Unsecured (c)
01/05/18	4.125%		660,000	640,098
NEW ZEALAND 4.7%
New Zealand Government Bond
Senior Unsecured
12/15/17	6.000%	NZD	2,260,000	2,150,662
03/15/19	5.000%	NZD	2,260,000	2,090,076
05/15/21	6.000%	NZD	11,468,000	11,395,633
04/15/23	5.500%	NZD	900,000	878,650
Total				16,515,021
PARAGUAY 0.2%
Republic of Paraguay Senior Unsecured (c)
01/25/23	4.625%		779,000	782,116
PHILIPPINES 2.7%
Philippine Government International Bond Senior Unsecured
01/14/36	6.250%	PHP	282,000,000	9,207,670
ROMANIA 2.8%
Romania Government Bond
07/28/14	5.850%	RON	4,500,000	1,311,468
10/26/15	5.800%	RON	18,800,000	5,492,992
01/27/16	5.750%	RON	1,990,000	580,417
07/26/17	5.900%	RON	8,520,000	2,499,912
Total				9,884,789
SERBIA 0.7%
Serbia Government Bond
02/21/16	10.000%	RSD	232,180,000	2,543,425
SRI LANKA 1.3%
Republic of Sri Lanka Senior Unsecured (c)
07/27/21	6.250%		1,776,000	1,880,326
Sri Lanka Government International Bond
Senior Unsecured
07/27/21	6.250%		1,437,000	1,521,412
Sri Lanka Government International Bond (c)
Senior Unsecured

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (b) (continued)
07/25/22	5.875%		1,080,000	$1,119,483
Total				4,521,221
TURKEY 6.7%
Turkey Government Bond
04/10/13	10.000%	TRY	3,989,000	2,208,291
Turkey Government Bond (d)
05/15/13	0.000%	TRY	23,916,000	13,122,784
07/17/13	0.000%	TRY	13,120,967	7,122,002
04/09/14	0.000%	TRY	1,736,653	900,365
Total				23,353,442
Total Foreign Government Obligations (Cost: $97,234,033)				$102,775,593

Inflation-Indexed Bonds(b) 3.9%
TURKEY 3.9%
Turkey Government Bond
01/06/21	3.000%	TRY	21,675,075	13,460,373
Total Inflation-Indexed Bonds (Cost: $11,694,777)				$13,460,373

Issuer	Contracts	Exercise Price		Expiration Date	Value

Options Purchased Calls 0.2%
Colombian Peso
	2,056,865,000	COP	1,757.00	02/18/14	$6,990
	5,714,774,000	COP	1,757.00	02/18/14	19,422
	1,352,500,000	COP	1,757.00	02/18/14	4,597
	3,706,400,000	COP	1,757.00	02/18/14	12,596
	2,137,100,000	COP	1,757.00	02/18/14	7,263
	1,814,907,000	COP	1,757.00	02/18/14	6,168
	5,551,326,000	COP	1,757.00	02/18/14	18,866
	5,539,317,000	COP	1,757.00	02/18/14	18,825
Indian Rupee
	393,200,000	INR	52.00	05/06/13	1,838
	180,200,000	INR	51.00	05/08/13	338
	441,480,000	INR	52.00	05/14/13	3,493
	404,092,000	INR	52.00	05/14/13	3,197

Issuer	Contracts	Exercise Price		Expiration Date	Value

Options Purchased Calls (continued)
	234,000,000	INR	52.00	05/14/13	$1,851
	616,000,000	INR	55.00	07/01/13	163,039
	333,900,000	INR	53.00	07/03/13	24,107
	466,400,000	INR	53.00	07/03/13	33,673
	976,000,000	INR	54.00	08/12/13	168,048
	421,000,000	INR	54.00	08/12/13	72,488
	420,000,000	INR	54.00	08/12/13	72,316
	511,000,000	INR	55.00	08/19/13	147,584
Total Options Purchased Calls (Cost: $1,378,593)					$786,699

Options Purchased Puts 0.5%
Brent Crude Oil Futures
	146		94.80	09/30/13	255,208
British Pound
	11,579,000	GBP	1.40	03/13/14	147,823
	23,194,000	GBP	1.35	03/13/14	170,819
EURO STOXX 50 Futures
	1,105	EUR	2,450.00	04/19/13	150,143
	1,135	EUR	2,400.00	04/19/13	98,933
Euro
	5,040,163	EUR	1.28	07/18/13	121,636
	11,793,982	EUR	1.26	01/21/14	378,316
Korean Won
	14,000,000,000	KRW	1,120.00	06/14/13	179,146
	8,494,080,000	KRW	1,120.00	06/18/13	111,944
	8,494,080,000	KRW	1,120.00	06/18/13	111,944
Yuan Offshore Renminbi
	42,224,000	CNH	6.50	05/20/13	231
	42,224,000	CNH	6.50	05/20/13	231
	34,190,000	CNH	6.50	05/20/13	187
	33,150,000	CNH	6.50	05/20/13	182
Total Options Purchased Puts (Cost: $2,879,948)					$1,726,743

Issuer	Effective Yield	Par/ Principal/ Shares		Value

Treasury Bills(b) 47.7%
NORWAY 4.3%
Norway Treasury Bills
06/19/13	1.530%	NOK	87,190,000	$14,876,093
ROMANIA 1.0%
Romania Treasury Bills
01/15/14	5.190%	RON	11,800,000	3,288,090
SERBIA 7.7%
Serbia Treasury Bills
05/23/13	10.230%	RSD	1,630,920,000	18,374,105
06/28/13	10.170%	RSD	272,700,000	3,042,506
12/12/13	10.650%	RSD	296,310,000	3,152,516
04/03/14	10.800%	RSD	70,000,000	721,788
05/22/14	11.000%	RSD	156,000,000	1,584,527
Total				26,875,442
SINGAPORE 3.9%
Singapore Treasury Bills
04/04/13	0.240%	SGD	1,342,000	1,081,903
05/09/13	0.250%	SGD	15,669,000	12,629,128
Total				13,711,031

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Treasury Bills (b) (continued)
UNITED STATES 30.8%
U.S. Treasury Bills
04/25/13	0.080%	31,800,000	$31,797,973
05/23/13	0.060%	20,000,000	19,998,133
U.S. Treasury Bills (e)(f)
04/04/13	0.050%	55,600,000	55,599,434
Total			107,395,540
Total Treasury Bills (Cost: $165,785,700)			$166,146,196

	Shares	Value

Money Market Funds 11.7%
Columbia Short-Term Cash Fund, 0.132% (g)(h)	40,586,154	$40,586,154
Total Money Market Funds (Cost: $40,586,154)		$40,586,154
Total Investments
(Cost: $325,249,841) (i)		$331,968,367(j)
Other Assets & Liabilities, Net		16,272,114
Net Assets		$348,240,481

Investments in Derivatives
Futures Contracts Outstanding at March 31, 2013

At March 31, 2013, $1,929,166 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of		Notional
	Contracts	Trading	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Currency	Value ($)	Date	Appreciation ($)	Depreciation ($)
CAC 40 Index	(135)	EUR	(6,458,221)	April 2013	202,852	—
Euro-Bobl, 5-year	(143)	EUR	(23,228,367)	June 2013	—	(156,298)
Euro-OAT, 10-year	(278)	EUR	(48,471,342)	June 2013	—	(453,065)
Euro-SCHATZ, 2-year	(7)	EUR	(994,383)	June 2013	—	(1,492)
Gold 100 oz	(59)	USD	(9,414,630)	June 2013	72,399	—
Japanese Government Bond, 10-year	(13)	JPY	(20,143,199)	June 2013	—	(138,001)
Nikkei 225 Index	28	JPY	3,688,320	June 2013	58,712	—
Platinum	207	USD	16,297,110	July 2013	—	(116,486)
USD Deliverable Interest Rate Swap, 10-year	(79)	USD	(7,832,110)	June 2013	—	(47,104)
Total					333,963	(912,446)

Open Options Contracts Written at March 31, 2013

Issuer	Puts/Calls	Number of Contracts	Exercise Price ($)		Premium Received ($)	Expiration Date	Value ($)
Indian Rupee	Call	393,200,000	INR	52	53,309	May 2013	1,838
Indian Rupee	Put	201,600,000	INR	64	78,514	July 2013	1,291
Indian Rupee	Put	281,600,000	INR	64	117,124	July 2013	1,803
Indian Rupee	Put	364,000,000	INR	65	160,160	July 2013	1,513
Indian Rupee	Call	327,294,000	INR	54	237,773	August 2013	56,354
Indian Rupee	Call	1,489,706,000	INR	54	939,342	August 2013	256,498
Indian Rupee	Call	511,000,000	INR	55	484,521	August 2013	147,583
Korean Won	Put	8,494,080,000	KRW	1,120	108,603	June 2013	111,944
Korean Won	Put	8,494,080,000	KRW	1,120	112,243	June 2013	111,944
Korean Won	Put	14,000,000,000	KRW	1,120	184,625	June 2013	179,146
Total							869,914

Credit Default Swap Contracts Outstanding at March 31, 2013
Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Republic of Croatia	December 20, 2016	1.000	185,000	12,840	(9,696)	(46)	3,098	—
Citibank	Kingdom of Thailand	June 20, 2017	1.000	1,350,000	(12,571)	(28,190)	(338)	—	(41,099)
JPMorgan	Kingdom of Thailand	June 20, 2017	1.000	2,000,000	(18,624)	(25,375)	(500)	—	(44,499)
Morgan Stanley	Kingdom of Thailand	June 20, 2017	1.000	1,520,000	(14,154)	(35,756)	(380)	—	(50,290)
Standard Chartered	Kingdom of Thailand	June 20, 2017	1.000	1,700,000	(15,830)	(30,834)	(425)	—	(47,089)
Citibank	People’s Republic of China	June 20, 2017	1.000	1,520,000	(27,049)	(22,261)	(380)	—	(49,690)
JPMorgan	People’s Republic of China	June 20, 2017	1.000	1,700,000	(30,252)	(16,906)	(425)	—	(47,583)
JPMorgan	People’s Republic of China	June 20, 2017	1.000	2,000,000	(35,591)	(9,597)	(500)	—	(45,688)
Morgan Stanley	People’s Republic of China	June 20, 2017	1.000	2,200,000	(39,150)	(21,059)	(550)	—	(60,759)
Goldman Sachs International	Republic of Colombia	June 20, 2017	1.000	1,020,000	(8,134)	(28,324)	(255)	—	(36,713)
Morgan Stanley	Tunisian Republic	June 20, 2017	1.000	5,300,000	500,772	(374,336)	(1,325)	125,111	—
JPMorgan	Tunisian Republic	September 20, 2017	1.000	480,000	48,802	(39,598)	(120)	9,084	—
Citibank	Republic of Croatia	December 20, 2017	1.000	1,500,000	146,895	(94,424)	(375)	52,096	—
Goldman Sachs International	Republic of Croatia	December 20, 2017	1.000	2,000,000	195,861	(126,232)	(500)	69,129	—
Morgan Stanley	Republic of Croatia	December 20, 2017	1.000	1,380,000	135,144	(84,258)	(345)	50,541	—
Morgan Stanley	Republic of Croatia	December 20, 2017	1.000	1,810,000	177,254	(118,268)	(453)	58,533	—
Citibank	Kingdom of Thailand	March 20, 2018	1.000	310,000	(875)	147	(78)	—	(806)
JPMorgan	Lebanese Republic	March 20, 2018	5.000	1,428,000	(50,639)	58,718	(1,785)	6,294	—

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)		Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	People’s Republic of China	March 20, 2018	1.000	1,200,000		(17,212)	18,467	(300)	955	—
Citibank	Republic of Croatia	March 20, 2018	1.000	1,060,000		111,441	(97,346)	(265)	13,830	—
JPMorgan	State of Qatar	March 20, 2018	1.000	865,000		(14,598)	14,466	(216)	—	(348)
Morgan Stanley	Markit iTraxx Europe Senior Financials	June 20, 2018	1.000	EUR	5,240,000	(232,044)	233,354	(1,310)	—	—
JPMorgan	Markit iTraxx Europe Subordinated Financials	June 20, 2018	5.000	EUR	2,926,000	261,070	(257,412)	(3,658)	—	—
Goldman Sachs International	State of Qatar	June 20, 2018	1.000	2,900,000		(45,685)	42,717	(725)	—	(3,693)
Citibank	Federative Republic of Brazil	June 20, 2022	1.000	5,300,000		312,465	(252,448)	(1,325)	58,692	—
Goldman Sachs International	Federative Republic of Brazil	June 20, 2022	1.000	1,315,000		77,527	(100,278)	(329)	—	(23,080)
Goldman Sachs International	Federative Republic of Brazil	June 20, 2022	1.000	4,500,000		265,301	(278,482)	(1,125)	—	(14,306)
Citibank	Federative Republic of Brazil	June 20, 2022	1.000	9,100,000		536,497	(726,106)	(2,275)	—	(191,884)
Goldman Sachs International	Republic of Colombia	June 20, 2022	1.000	1,700,000		48,117	(91,371)	(425)	—	(43,679)
Goldman Sachs International	Republic of Colombia	June 20, 2022	1.000	4,600,000		130,199	(310,809)	(1,150)	—	(181,760)
Morgan Stanley	Republic of Colombia	June 20, 2022	1.000	2,000,000		56,609	(143,689)	(500)	—	(87,580)
Morgan Stanley	Republic of Colombia	June 20, 2022	1.000	2,000,000		56,608	(81,673)	(500)	—	(25,565)
Morgan Stanley	Republic of Colombia	June 20, 2022	1.000	3,700,000		104,726	(221,060)	(925)	—	(117,259)
Citibank	United Mexican States	June 20, 2022	1.000	1,540,000		40,214	(106,858)	(385)	—	(67,029)
Citibank	United Mexican States	June 20, 2022	1.000	3,080,000		80,429	(188,974)	(770)	—	(109,315)
Goldman Sachs International	United Mexican States	June 20, 2022	1.000	600,000		15,668	(36,293)	(150)	—	(20,775)
Goldman Sachs International	United Mexican States	June 20, 2022	1.000	1,300,000		33,947	(90,555)	(325)	—	(56,933)
Citibank	Republic of South Africa	September 20, 2022	1.000	7,150,000		759,686	(606,029)	(1,788)	151,869	—
Goldman Sachs International	Republic of South Africa	September 20, 2022	1.000	7,100,000		754,374	(525,483)	(1,775)	227,116	—
Goldman Sachs International	Republic of South Africa	September 20, 2022	1.000	11,200,000		1,189,998	(1,048,198)	(2,800)	139,000	—
JPMorgan	Republic of South Africa	September 20, 2022	1.000	7,450,000		791,561	(620,551)	(1,863)	169,147	—
Morgan Stanley	Republic of South Africa	September 20, 2022	1.000	5,470,000		581,187	(446,564)	(1,368)	133,255	—
Morgan Stanley	Russian Federation	September 20, 2022	1.000	8,530,000		741,484	(1,135,189)	(2,132)	—	(395,837)
Goldman Sachs International	Republic of South Africa	December 20, 2022	1.000	2,945,000		322,574	(278,286)	(736)	43,552	—
Total									1,311,302	(1,763,259)

Credit Default Swap Contracts Outstanding at March 31, 2013 Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%) **	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	Republic of South Africa	September 20, 2017	1.000	1.631	12,000,000	(327,295)	293,279	3,000	—	(31,016)
Goldman Sachs International	Republic of South Africa	September 20, 2017	1.000	1.631	7,100,000	(193,650)	105,769	1,775	—	(86,106)
Goldman Sachs International	Republic of South Africa	September 20, 2017	1.000	1.631	11,200,000	(305,475)	329,002	2,800	26,327	—
JPMorgan	Republic of South Africa	September 20, 2017	1.000	1.631	7,450,000	(203,196)	175,920	1,863	—	(25,413)
Morgan Stanley	Republic of South Africa	September 20, 2017	1.000	1.631	5,470,000	(149,192)	106,992	1,368	—	(40,832)
Goldman Sachs International	Republic of South Africa	December 20, 2017	1.000	1.697	2,945,000	(93,113)	66,048	736	—	(26,329)
JPMorgan	CDX North America High Yield 20	June 20, 2018	5.000	4.302	5,172,000	160,525	(155,079)	6,465	11,911	—
JPMorgan	Republic of Turkey	September 20, 2022	1.000	1.868	8,530,000	(608,740)	488,307	2,133	—	(118,300)
Total									38,238	(327,996)

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on   corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and   represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the   cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit   spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit   event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at March 31, 2013

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	28-Day MXN TIIE-Banxico	Receive	4.692	January 28, 2014	MXN	3,258,500,000	—	(793,661)
Citibank New York	6-Month PLN-WIBOR-WIBO	Pay	4.333	July 30, 2017	PLN	2,150,000	41,597	—
Goldman Sachs International	6-Month PLN-WIBOR-WIBO	Pay	4.345	August 1, 2017	PLN	10,990,000	214,880	—
Citibank New York	6-Month PLN-WIBOR-WIBO	Pay	4.240	August 7, 2017	PLN	26,350,000	477,632	—
Citibank New York	6-Month PLN-WIBOR-WIBO	Pay	4.300	August 10, 2017	PLN	5,648,000	107,676	—
JPMorgan Chase Bank New York	6-Month PLN-WIBOR-WIBO	Pay	4.325	August 17, 2017	PLN	5,540,000	107,888	—
Citibank New York	6-Month PLN-WIBOR-WIBO	Pay	4.400	August 20, 2017	PLN	5,440,000	111,814	—
Morgan Stanley Capital Services	6-Month PLN-WIBOR-WIBO	Pay	4.370	August 23, 2017	PLN	5,480,000	110,603	—
Citibank	6-Month PLN-WIBOR-WIBO	Receive	3.350	August 27, 2017	PLN	3,200,000	—	(3,083)
Citibank New York	6-Month PLN-WIBOR-WIBO	Pay	4.350	August 27, 2017	PLN	3,200,000	63,662	—
Citibank	6-Month PLN-WIBOR-WIBO	Pay	4.300	September 18, 2017	PLN	5,100,000	98,856	—
Citibank	6-Month PLN-WIBOR-WIBO	Receive	3.590	September 18, 2017	PLN	5,100,000	—	(20,729)
Citibank	6-Month PLN-WIBOR-WIBO	Pay	3.810	November 13, 2017	PLN	4,300,000	23,666	—
Citibank	6-Month PLN-WIBOR-WIBO	Pay	3.820	November 14, 2017	PLN	10,680,000	60,269	—
Citibank	6-Month PLN-WIBOR-WIBO	Pay	3.815	November 19, 2017	PLN	30,550,000	170,228	—
Citibank	6-Month PLN-WIBOR-WIBO	Receive	3.597	November 19, 2017	PLN	30,550,000	—	(125,578)
Goldman Sachs International	6-Month PLN-WIBOR-WIBO	Pay	3.800	November 20, 2017	PLN	10,984,000	58,923	—

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank London	3-Month NZD FIX-FRA	Pay	3.815	August 13, 2022	NZD	3,859,000	—	(19,822)
Citibank London	3-Month NZD FIX-FRA	Pay	3.860	August 13, 2022	NZD	4,816,000	—	(10,160)
Citibank London	3-Month NZD FIX-FRA	Pay	3.970	August 13, 2022	NZD	5,350,000	28,298	—
Citibank New York	3-Month NZD FIX-FRA	Pay	3.899	August 13, 2022	NZD	4,820,000	2,346	—
Citibank New York	3-Month NZD FIX-FRA	Pay	3.798	August 30, 2022	NZD	5,202,000	—	(36,187)
Citibank	3-Month NZD FIX-FRA	Pay	3.775	October 30, 2022	NZD	9,787,000	—	(8,048)
JPMorgan	3-Month NZD FIX-FRA	Pay	4.125	February 25, 2023	NZD	2,947,000	38,824	—
JPMorgan	3-Month NZD FIX-FRA	Pay	4.140	February 25, 2023	NZD	5,952,000	85,203	—
Total							1,802,365	(1,017,268)

Total Return Equity Swap Contracts Outstanding at March 31, 2013

			Expiration	Notional	Notional	Unrealized
Counterparty	Fund Receives	Fund Pays	Date	Currency	Amount	Appreciation ($)
Standard Chartered New York	Total return on Nigeria T-Bill	Floating rate based on 3-month USD LIBOR plus 1.50%	September 30, 2013	NGN	5,247,000,000	1,849,035
Total						1,849,035

Forward Foreign Currency Exchange Contracts Open at March 31, 2013

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman, Sachs & Co.	April 10, 2013	3,610,000	(TRY)	1,968,252	(USD)	—	(25,000)
J.P. Morgan Securities, Inc.	April 10, 2013	1,400,000	(TRY)	784,226	(USD)	11,220	—
Citigroup Global Markets Inc.	April 11, 2013	694,738	(EUR)	77,838,500	(RSD)	—	(1,741)
J.P. Morgan Securities, Inc.	April 15, 2013	4,392,133	(EUR)	1,315,400,000	(HUF)	—	(99,500)
J.P. Morgan Securities, Inc.	April 15, 2013	207,761,000	(HUF)	678,027	(EUR)	—	(4,397)
J.P. Morgan Securities, Inc.	April 15, 2013	6,220,064,000	(HUF)	20,850,784	(EUR)	575,533	—
Standard Chartered Bank	April 15, 2013	600,864,703	(HUF)	2,018,492	(EUR)	61,090	—
J.P. Morgan Securities, Inc.	April 15, 2013	273,453,000	(INR)	5,105,545	(USD)	96,250	—
J.P. Morgan Securities, Inc.	April 15, 2013	4,831,092	(USD)	262,908,000	(INR)	—	(14,967)
J.P. Morgan Securities, Inc.	April 15, 2013	9,259,283	(USD)	514,080,000	(INR)	157,979	—
J.P. Morgan Securities, Inc.	April 15, 2013	773,482	(USD)	2,421,000	(MYR)	8,762	—
Standard Chartered Bank	April 15, 2013	1,058,201	(USD)	3,300,000	(MYR)	8,056	—
Goldman, Sachs & Co.	April 16, 2013	2,206,077,000	(JPY)	24,560,141	(USD)	1,122,761	—
Standard Chartered Bank	April 17, 2013	6,841,855	(USD)	17,400,000	(PEN)	—	(126,818)
J.P. Morgan Securities, Inc.	April 17, 2013	13,462,745	(USD)	546,022,000	(PHP)	—	(83,952)
Standard Chartered Bank	April 19, 2013	407,672,000	(TWD)	13,751,332	(USD)	106,961	—
Goldman, Sachs & Co.	April 19, 2013	4,078,205	(USD)	25,448,000	(CNH)	17,989	—
J.P. Morgan Securities, Inc.	April 19, 2013	5,194,065	(USD)	153,843,000	(TWD)	—	(45,094)
J.P. Morgan Securities, Inc.	April 22, 2013	3,052,128	(USD)	166,402,000	(INR)	—	(11,086)
Standard Chartered Bank	April 22, 2013	1,904,943	(USD)	103,867,000	(INR)	—	(6,745)
Standard Chartered Bank	April 23, 2013	4,506,088	(USD)	28,127,000	(CNH)	20,452	—
Standard Chartered Bank	April 26, 2013	22,427,680	(USD)	141,094,000	(CNY)	92,750	—
Citigroup Global Markets Inc.	April 30, 2013	2,797,960	(USD)	152,500,000	(INR)	—	(18,544)
Citigroup Global Markets Inc.	May 2, 2013	505,218	(USD)	1,307,000	(PEN)	—	(1,052)
Standard Chartered Bank	May 2, 2013	6,771,426	(USD)	17,304,380	(PEN)	—	(96,384)
Standard Chartered Bank	May 6, 2013	33,273,895,000	(IDR)	3,408,163	(USD)	5,674	—
Standard Chartered Bank	May 6, 2013	3,420,425	(USD)	33,273,895,000	(IDR)	—	(17,936)
Citigroup Global Markets Inc.	May 7, 2013	17,039,194,000	(IDR)	1,746,893	(USD)	4,721	—
Citigroup Global Markets Inc.	May 7, 2013	1,749,404	(USD)	17,039,194,000	(IDR)	—	(7,232)
Goldman, Sachs & Co.	May 15, 2013	10,665,905	(EUR)	91,530,000	(SEK)	356,498	—

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets Inc.	May 20, 2013	32,056,374	(EUR)	42,779,110	(USD)	1,673,859	—
Goldman, Sachs & Co.	May 20, 2013	564,176	(EUR)	720,774	(USD)	—	(2,657)
Goldman, Sachs & Co.	May 20, 2013	13,347,552	(EUR)	17,809,543	(USD)	694,242	—
Morgan Stanley	May 20, 2013	3,447,505	(USD)	6,221,185,000	(COP)	—	(54,153)
Goldman, Sachs & Co.	May 20, 2013	7,629,748	(USD)	5,786,885	(EUR)	—	(209,340)
Citigroup Global Markets Inc.	May 20, 2013	919,330	(USD)	1,004,828,000	(KRW)	—	(19,478)
J.P. Morgan Securities, Inc.	May 20, 2013	26,474,162	(USD)	28,866,102,650	(KRW)	—	(623,730)
Standard Chartered Bank	May 20, 2013	33,258,565	(USD)	103,198,000	(MYR)	72,640	—
Standard Chartered Bank	May 22, 2013	11,476,873	(USD)	632,238,000	(INR)	—	(5,539)
J.P. Morgan Securities, Inc.	May 24, 2013	1,001,604	(USD)	1,120,444,000	(KRW)	1,565	—
Goldman, Sachs & Co.	June 4, 2013	3,770,000	(EUR)	4,947,673	(USD)	112,912	—
J.P. Morgan Securities, Inc.	June 7, 2013	973,290	(USD)	9,106,000	(ZAR)	8,071	—
Standard Chartered Bank	June 7, 2013	547,398	(USD)	5,122,000	(ZAR)	4,604	—
Goldman, Sachs & Co.	June 10, 2013	3,165,661	(EUR)	4,118,098	(USD)	58,170	—
Wells Fargo	June 10, 2013	40,186,134	(EUR)	52,256,040	(USD)	717,739	—
Citigroup Global Markets Inc.	June 14, 2013	2,302,204	(USD)	72,600,000	(RUB)	3,825	—
Goldman, Sachs & Co.	June 18, 2013	12,833,000	(AUD)	13,212,985	(USD)	—	(70,131)
Goldman, Sachs & Co.	June 18, 2013	1,503,598	(USD)	14,000,000	(ZAR)	2,953	—
Goldman, Sachs & Co.	June 18, 2013	124,814,000	(ZAR)	13,405,005	(USD)	—	(26,330)
Wells Fargo	June 28, 2013	20,152,843	(NZD)	16,774,219	(USD)	10,676	—
Citigroup Global Markets Inc.	July 11, 2013	6,655,756	(USD)	207,400,000	(RUB)	—	(96,991)
Goldman, Sachs & Co.	July 22, 2013	1,296,000	(EUR)	1,729,992	(USD)	67,299	—
Goldman, Sachs & Co.	July 22, 2013	1,730,799	(USD)	1,296,000	(EUR)	—	(68,106)
J.P. Morgan Securities, Inc.	September 16, 2013	2,269,814	(USD)	72,600,000	(RUB)	825	—
Goldman, Sachs & Co.	December 16, 2013	2,244,807	(USD)	72,670,000	(RUB)	—	(4,103)
Goldman, Sachs & Co.	January 23, 2014	2,952,100	(EUR)	3,945,482	(USD)	150,936	—
Goldman, Sachs & Co.	January 23, 2014	3,951,221	(USD)	2,952,100	(EUR)	—	(156,675)
Citigroup Global Markets Inc.	March 21, 2014	4,840,000	(HRK)	628,317	(EUR)	—	(1,568)
Citigroup Global Markets Inc.	April 3, 2014	7,264,000	(HRK)	943,867	(EUR)	—	(93)
Total						6,227,012	(1,899,342)

Cross-Currency Swap Contracts Outstanding at March 31, 2013

Counterparty	Fund Receives	Fund Pays	Expiration Date		Notional Amount of Currency Received		Notional Amount of Currency Delivered ($)	Unrealized Depreciation ($)
Goldman Sachs International	Floating rate equal to 3-month USD-LIBOR-BBA based on the notional amount of the currency delivered	Fixed rate equal to 6.25% based on the notional amount of the currency received	October 16, 2020	TRY	700,000	USD	387,597	(11,835)
Citibank	Floating rate equal to 3-month USD-LIBOR-BBA based on the notional amount of the currency delivered	Fixed rate equal to 6.74% based on the notional amount of the currency received	January 6, 2021	TRY	4,505,772	USD	2,470,270	(141,472)
Citibank	Floating rate equal to 3-month USD-LIBOR-BBA based on the notional amount of the currency delivered	Fixed rate equal to 6.95% based on the notional amount of the currency received	January 6, 2021	TRY	7,034,290	USD	3,996,756	(132,569)
JPMorgan	Floating rate equal to 3-month USD-LIBOR-BBA based on the notional amount of the currency delivered	Fixed rate equal to 6.89% based on the notional amount of the currency received	January 6, 2021	TRY	5,991,799	USD	3,244,071	(260,734)
JPMorgan	Floating rate equal to 3-month USD-LIBOR-BBA based on the notional amount of the currency delivered	Fixed rate equal to 7.13% based on the notional amount of the currency received	January 6, 2021	TRY	6,173,145	USD	3,420,025	(242,998)
Total								(789,608)

Notes to Consolidated Portfolio of Investments

(a)	Non-income producing.
(b)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of these securities amounted to $6,268,828 or 1.80% of net assets.

(d)	Zero coupon bond.
(e)	At March 31, 2013, the security valued at $55,599,434 was partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.
(f)	At March 31, 2013, the security was designated to cover open put and/or call options written.
(g)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(h)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	26,712,773	63,359,962	(49,486,581)	—	40,586,154	11,239	40,586,154

(i)

At March 31, 2013, the cost of securities for federal income tax purposes was approximately $325,250,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$10,334,000
Unrealized Depreciation	(3,616,000)
Net Unrealized Appreciation	$6,718,000

(j)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
CNH	Yuan Offshore Renminbi
CNY	China, Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HRK	Croatian Kuna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romania, New Lei
RSD	Serbian Dinar
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Energy	—	782,896	—	782,896
Financials	—	4,759,735	—	4,759,735
Health Care	—	943,978	—	943,978
Total Equity Securities	—	6,486,609	—	6,486,609
Bonds
Foreign Government Obligations	—	102,775,593	—	102,775,593
Inflation-Indexed Bonds	—	13,460,373	—	13,460,373
Total Bonds	—	116,235,966	—	116,235,966
Short-Term Securities
Treasury Bills	107,395,540	58,750,656	—	166,146,196
Total Short-Term Securities	107,395,540	58,750,656	—	166,146,196
Other
Options Purchased Calls	786,699	—	—	786,699
Options Purchased Puts	1,726,743	—	—	1,726,743
Money Market Funds	40,586,154	—	—	40,586,154
Total Other	43,099,596	—	—	43,099,596
Investments in Securities	150,495,136	181,473,231	—	331,968,367
Derivatives
Assets
Futures Contracts	333,963	—	—	333,963
Swap Contracts	—	5,000,940	—	5,000,940
Forward Foreign Currency Exchange Contracts	—	6,227,012	—	6,227,012
Liabilities
Futures Contracts	(912,446)	—	—	(912,446)
Options Contracts Written	(869,914)	—	—	(869,914)
Swap Contracts	—	(3,898,131)	—	(3,898,131)
Forward Foreign Currency Exchange Contracts	—	(1,899,342)	—	(1,899,342)
Total	149,046,739	186,903,710	—	335,950,449

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Futures contracts, forward foreign currency exchange contracts and swap contracts are valued at unrealized appreciation (depreciation).

Consolidated Portfolio of Investments

Variable Portfolio – Goldman Sachs Commodity Strategy Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Principal Amount	Value

U.S. Government & Agency Obligations 23.8%

Federal Home Loan Banks
07/03/13	0.060%	$66,985,707	$66,989,615
Federal Home Loan Mortgage Corp.
07/10/13	0.060%	66,984,666	66,988,811
Federal National Mortgage Association
08/07/13	0.070%	24,990,448	24,993,775

Total U.S. Government & Agency Obligations (Cost: $158,960,821)			$158,972,201

Treasury Bills 45.0%

Treasury Bills
07/11/13	0.060%	299,952,336	299,949,600

Total Treasury Bills (Cost: $299,952,336)			$299,949,600

	Shares	Value

Money Market Funds 25.6%

Columbia Short-Term Cash Fund, 0.132% (a)(b)	171,018,463	$171,018,463

Total Money Market Funds (Cost: $171,018,463)		$171,018,463

Total Investments
(Cost: $629,931,620) (c)		$629,940,264(d)
Other Assets & Liabilities, Net		37,055,215
Net Assets		$666,995,479

Investments in Derivatives
Total Return Swap Contracts Outstanding at March 31, 2013

			Expiration	Notional	Notional	Unrealized	Unrealized
Counterparty	Fund Receives	Fund Pays	Date	Currency	Amount	Appreciation ($)	Depreciation ($)
CIBC Securities	Total return based on the Dow Jones-UBS Commodity Index Excess Return	Fixed Rate of 0.20%	April 30, 2013	USD	72,035,660	183,266	—
CIBC Securities	Total return based on the Dow Jones-UBS Commodity Index Excess Return	Fixed Rate of 0.20%	April 30, 2013	USD	21,412,205	54,475	—
CIBC Securities	Total return based on the Dow Jones-UBS Commodity Index Excess Return	Fixed Rate of 0.20%	April 30, 2013	USD	193,326,286	491,843	—
Macquarie Bank Limited	Total return based on the Dow Jones-UBS Commodity Index 3 Month Forward	Fixed Rate of 0.29%	October 4, 2013	USD	46,602,886	445,434	—
Macquarie Bank Limited	Total return based on the Dow Jones-UBS Commodity Index 3 Month Forward	Fixed Rate of 0.29%	October 4, 2013	USD	2,445,413	23,373	—
Deutsche Bank	Total return based on the Deutsche Bank LCI Commodity Index	Fixed Rate of 0.25%	February 10, 2014	USD	72,444,525	212,982	—
Deutsche Bank	Total return based on the Deutsche Bank LCI Commodity Index	Fixed Rate of 0.25%	February 10, 2014	USD	76,443,862	224,739	—
Deutsche Bank	Total return based on the Deutsche Bank LCI Commodity Index	Fixed Rate of 0.25%	February 10, 2014	USD	77,895,647	229,008	—
Deutsche Bank	Total return based on the Deutsche Bank LCI Commodity Index	Fixed Rate of 0.25%	February 10, 2014	USD	10,000,000	108,662	—
Deutsche Bank	Total return based on the Deutsche Bank LCI Commodity Index	Fixed Rate of 0.25%	February 10, 2014	USD	8,000,000	19,157	—
Deutsche Bank	Total return based on the Deutsche Bank LCI Commodity Index	Fixed Rate of 0.25%	February 10, 2014	USD	80,000,000	19,397	—
Total						2,012,336	—

Notes to Consolidated Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	91,437,192	816,150,762	(736,569,491)	171,018,463	58,199	171,018,463

(c)

At March 31, 2013, the cost of securities for federal income tax purposes was approximately $629,932,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$11,000
Unrealized Depreciation	(3,000)
Net Unrealized Appreciation	$8,000

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Short-Term Securities
U.S. Government & Agency Obligations	—	158,972,201	—	158,972,201
Treasury Bills	299,949,600	—	—	299,949,600
Total Short-Term Securities	299,949,600	158,972,201	—	458,921,801
Other
Money Market Funds	171,018,463	—	—	171,018,463
Total Other	171,018,463	—	—	171,018,463
Investments in Securities	470,968,063	158,972,201	—	629,940,264
Derivatives
Assets
Swap Contracts	—	1,198,391	813,945	2,012,336
Total	470,968,063	160,170,592	813,945	631,952,600

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Other Financial
Instruments ($)
Balance as of December 31, 2012	—
Accrued discounts/premiums	—
Realized gain (loss)	(b)
Change in unrealized appreciation (depreciation)(a)	813,495
Sales	—
Purchases	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of March 31, 2013	813,495

(a)Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2013 was $813,495.

(b)The realized gain (loss) earned during the period from January 1, 2013 to March 31, 2013 for Other Financial Instruments was $(4,236,390).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain swap contracts classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	May 22, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	May 22, 2013